UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05162

Exact name of registrant as specified in charter:	Delaware VIP® Trust

Address of principal executive offices:	2005 Market Street Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq. 2005 Market Street Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments.

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Schedule of investments
September 30, 2015 (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Asset-Backed
Securities – 0.01%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 5.15% 9/26/33 ϕ	261,327	$286,064
Fannie Mae REMIC Trust
Series 2002-W11 AV1
0.534% 11/25/32 ●	1,467	1,432
Total Agency Asset-Backed Securities
(cost $261,650)		287,496

Agency Collateralized Mortgage
Obligations – 1.10%
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 ●	537	591
Series 2002-T4 A3 7.50% 12/25/41	10,490	11,901
Series 2004-T1 1A2 6.50% 1/25/44	8,485	9,640
Fannie Mae REMIC Trust
Series 2002-W6 2A1
6.347% 6/25/42 ●	20,669	24,548
Series 2004-W11 1A2 6.50% 5/25/44	33,725	39,938
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	33,608	38,228
Series 2001-50 BA 7.00% 10/25/41	51,462	59,860
Series 2002-90 A1 6.50% 6/25/42	8,148	9,354
Series 2002-90 A2 6.50% 11/25/42	24,358	27,721
Series 2003-26 AT 5.00% 11/25/32	302,529	308,775
Series 2003-38 MP 5.50% 5/25/23	421,096	458,648
Series 2005-110 MB 5.50% 9/25/35	96,741	103,965
Series 2005-70 PA 5.50% 8/25/35	214,282	243,229
Series 2009-94 AC 5.00% 11/25/39	991,272	1,087,440
Series 2010-41 PN 4.50% 4/25/40	1,675,000	1,835,219
Series 2010-43 HJ 5.50% 5/25/40	348,763	396,006
Series 2010-96 DC 4.00% 9/25/25	2,672,186	2,834,008
Series 2010-116 Z 4.00% 10/25/40	75,816	80,719
Series 2012-122 SD
5.906% 11/25/42 ●∑	2,165,715	535,324
Series 2013-31 MI 3.00% 4/25/33 ∑	6,605,001	949,584
Series 2013-44 DI 3.00% 5/25/33 ∑	8,614,454	1,244,426
Series 2014-36 ZE 3.00% 6/25/44	1,655,847	1,503,132
Freddie Mac Multifamily Structured Pass
Through Certificates
3.389% 3/25/24 ⧫	5,115,000	5,422,969
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	27,191	30,846
Series 2326 ZQ 6.50% 6/15/31	26,954	30,590
Series 2557 WE 5.00% 1/15/18	276,178	285,770
Series 2809 DC 4.50% 6/15/19	168,238	174,259
Series 3123 HT 5.00% 3/15/26	49,814	54,127
Series 3416 GK 4.00% 7/15/22	405	406
Series 3656 PM 5.00% 4/15/40	1,911,850	2,115,380
Series 4065 DE 3.00% 6/15/32	350,000	356,232
Series 4185 LI 3.00% 3/15/33 ∑	2,097,210	299,367
Series 4191 CI 3.00% 4/15/33 ∑	885,079	118,949
Freddie Mac Structured Pass Through
Securities
Series T-54 2A 6.50% 2/25/43 ⧫	13,422	15,989
Series T-58 2A 6.50% 9/25/43 ⧫	5,106	5,906
GNMA
Series 2010-113 KE 4.50% 9/20/40	4,115,000	4,596,023
Total Agency Collateralized Mortgage
Obligations (cost $24,742,921)		25,309,069

Agency Mortgage-Backed
Securities – 17.33%
Fannie Mae
6.50% 8/1/17	2,522	2,588
Fannie Mae ARM
2.277% 10/1/33 ●	9,650	10,067
2.408% 6/1/37 ●	4,040	4,294
2.417% 5/1/43 ●	1,118,795	1,141,083
2.457% 11/1/35 ●	104,171	110,817
2.553% 6/1/43 ●	369,567	379,128
2.576% 8/1/35 ●	21,112	22,303
2.913% 7/1/45 ●	651,666	671,349
2.935% 4/1/44 ●	634,361	655,984
3.18% 4/1/44 ●	1,526,987	1,589,209
3.26% 3/1/44 ●	1,705,093	1,781,183
3.288% 9/1/43 ●	1,087,404	1,136,806
6.099% 8/1/37 ●	54,254	56,554
Fannie Mae Relocation 15 yr
4.00% 9/1/20	48,339	50,371
Fannie Mae Relocation 30 yr
5.00% 11/1/33	1,291	1,409
5.00% 11/1/34	3,000	3,272
5.00% 4/1/35	4,854	5,294
5.00% 10/1/35	17,068	18,626
5.00% 1/1/36	18,758	20,462
5.00% 2/1/36	9,074	9,864
Fannie Mae S.F. 15 yr
2.50% 2/1/28	3,248,286	3,342,356
2.50% 5/1/28	687,683	707,615
3.00% 8/1/27	546,837	572,042
3.50% 7/1/26	849,658	901,034
3.50% 12/1/28	334,370	356,014
4.00% 4/1/24	294,881	313,198
4.00% 2/1/25	188,232	199,957
4.00% 5/1/25	569,410	606,063
4.00% 11/1/25	2,330,820	2,481,720
4.00% 12/1/26	896,138	951,946
4.00% 1/1/27	6,597,712	7,022,728
4.00% 5/1/27	1,968,934	2,095,751
4.00% 8/1/27	1,167,634	1,242,953
4.50% 2/1/24	23,432	24,839
4.50% 10/1/24	222,056	238,364

NQ-VIP- 866 [9/15] 11/15 (15499)	Diversified Income Series-1

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed
Securities (continued)
Fannie Mae S.F. 15 yr
4.50% 2/1/25	88,501	$95,104
4.50% 7/1/25	110,126	117,568
6.00% 12/1/22	284,286	309,523
Fannie Mae S.F. 20 yr
3.00% 2/1/33	147,919	153,503
3.00% 8/1/33	521,488	541,846
3.50% 4/1/33	154,879	163,967
3.50% 9/1/33	745,560	789,896
4.00% 1/1/31	262,667	283,120
4.00% 2/1/31	743,557	801,514
5.00% 11/1/23	59,673	65,664
5.00% 2/1/30	425,684	468,862
5.50% 11/1/25	34,196	38,160
5.50% 8/1/28	301,517	336,333
6.00% 9/1/29	552,919	623,167
Fannie Mae S.F. 30 yr
3.00% 7/1/42	939,052	955,482
3.00% 10/1/42	16,429,112	16,709,023
3.00% 12/1/42	2,522,686	2,565,845
3.00% 1/1/43	6,765,938	6,879,339
3.00% 2/1/43	648,981	659,860
3.00% 4/1/43	3,788,250	3,851,294
3.00% 5/1/43	2,367,784	2,406,897
4.00% 5/1/43	44,097	47,464
4.00% 8/1/43	458,879	492,506
4.00% 7/1/44	2,832,255	3,049,682
4.50% 7/1/36	393,756	428,389
4.50% 11/1/40	939,909	1,021,473
4.50% 3/1/41	1,830,942	1,989,615
4.50% 4/1/41	2,451,907	2,665,035
4.50% 7/1/41	735,901	799,228
4.50% 10/1/41	1,088,008	1,182,640
4.50% 1/1/42	23,133,222	25,130,108
4.50% 9/1/42	15,330,776	16,669,113
4.50% 11/1/43	2,181,431	2,367,004
4.50% 2/1/44	326,191	354,199
4.50% 6/1/44	1,691,726	1,839,200
4.50% 10/1/44	7,169,777	7,794,173
4.50% 2/1/45	16,173,532	17,555,823
5.00% 5/1/34	2,184	2,418
5.00% 2/1/35	202,524	224,192
5.00% 4/1/35	15,919	17,572
5.00% 10/1/35	1,020,283	1,124,352
5.00% 11/1/35	484,555	534,086
5.00% 2/1/36	44,715	49,281
5.00% 2/1/37	38,164	42,233
5.00% 4/1/37	264,304	291,415
5.00% 8/1/37	786,029	867,646
5.00% 2/1/38	284,181	313,068
5.50% 12/1/32	54,626	61,498
5.50% 2/1/33	639,118	716,103
5.50% 4/1/34	251,375	282,394
5.50% 8/1/34	39,917	44,920
5.50% 11/1/34	274,990	309,705
5.50% 12/1/34	50,732	57,173
5.50% 1/1/35	1,005,687	1,132,251
5.50% 3/1/35	134,061	150,221
5.50% 6/1/35	191,033	213,250
5.50% 12/1/35	18,998	21,356
5.50% 1/1/36	1,267,661	1,428,398
5.50% 4/1/36	804,287	903,304
5.50% 7/1/36	103,491	116,543
5.50% 10/1/36	549,340	627,456
5.50% 11/1/36	266,064	298,114
5.50% 1/1/37	1,108,021	1,242,990
5.50% 2/1/37	16,700	18,702
5.50% 4/1/37	2,092,225	2,343,795
5.50% 7/1/37	2,010,212	2,253,958
5.50% 8/1/37	896,418	1,008,699
5.50% 1/1/38	103,778	117,624
5.50% 2/1/38	1,002,158	1,127,076
5.50% 3/1/38	538,835	605,786
5.50% 4/1/38	3,347,375	3,740,484
5.50% 5/1/38	28,868	32,198
5.50% 6/1/38	2,251,377	2,521,177
5.50% 9/1/38	974,560	1,095,791
5.50% 12/1/38	930,537	1,056,004
5.50% 1/1/39	987,189	1,103,878
5.50% 2/1/39	3,538,777	3,983,417
5.50% 10/1/39	2,476,409	2,763,107
5.50% 7/1/40	1,982,058	2,232,904
5.50% 9/1/41	9,578,685	10,712,491
6.00% 3/1/29	622	700
6.00% 6/1/30	2,628	2,991
6.00% 4/1/35	3,993	4,529
6.00% 1/1/36	2,998	3,385
6.00% 6/1/36	95,019	107,428
6.00% 9/1/36	537,520	608,132
6.00% 11/1/36	10,597	11,947
6.00% 12/1/36	311,724	354,205
6.00% 2/1/37	327,835	370,611
6.00% 3/1/37	357,586	404,045
6.00% 5/1/37	809,185	913,465
6.00% 6/1/37	60,099	68,226
6.00% 7/1/37	64,972	73,763
6.00% 8/1/37	654,269	738,798
6.00% 9/1/37	105,486	119,170
6.00% 11/1/37	136,205	153,536
6.00% 5/1/38	2,043,379	2,314,031
6.00% 7/1/38	37,198	41,951
6.00% 8/1/38	159,844	180,016

NQ-VIP- 866 [9/15] 11/15 (15499)	Diversified Income Series-2

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed
Securities (continued)
Fannie Mae S.F. 30 yr
6.00% 9/1/38	287,527	$325,099
6.00% 10/1/38	1,132,560	1,279,260
6.00% 11/1/38	256,613	291,967
6.00% 1/1/39	482,727	545,943
6.00% 7/1/39	14,709	16,580
6.00% 9/1/39	5,223,297	5,899,732
6.00% 3/1/40	424,357	480,279
6.00% 7/1/40	1,807,218	2,038,214
6.00% 9/1/40	378,418	427,861
6.00% 11/1/40	167,139	190,427
6.00% 5/1/41	4,427,792	5,008,995
6.50% 2/1/36	209,645	239,493
6.50% 3/1/37	317,028	362,283
7.50% 3/1/32	264	291
7.50% 4/1/32	841	998
Fannie Mae S.F. 30 yr TBA
3.00% 11/1/45	129,673,000	131,141,949
4.50% 11/1/45	12,223,000	13,238,464
Freddie Mac ARM
2.275% 10/1/37 ●	14,491	15,302
2.312% 2/1/37 ●	174,202	185,220
2.342% 12/1/33 ●	27,218	29,018
2.348% 8/1/37 ●	2,752	2,912
2.46% 4/1/34 ●	969	1,028
2.477% 7/1/36 ●	67,693	72,049
2.515% 1/1/44 ●	3,247,175	3,344,990
2.727% 6/1/37 ●	261,106	279,869
2.958% 10/1/45 ●	1,366,000	1,406,444
Freddie Mac Relocation 30 yr
5.00% 9/1/33	5,253	5,713
Freddie Mac S.F. 15 yr
2.50% 3/1/28	626,045	644,524
3.50% 11/1/25	249,740	264,099
3.50% 6/1/26	275,771	291,610
3.50% 10/1/26	283,470	301,089
3.50% 1/1/27	253,232	267,747
4.00% 5/1/25	162,456	173,923
4.00% 8/1/25	333,781	357,467
4.00% 11/1/26	662,772	704,392
4.50% 5/1/20	186,484	193,779
4.50% 7/1/25	160,770	171,474
4.50% 6/1/26	416,400	444,198
4.50% 9/1/26	657,384	702,052
5.00% 6/1/18	48,025	49,932
Freddie Mac S.F. 20 yr
3.50% 1/1/34	1,312,594	1,386,348
Freddie Mac S.F. 30 yr
3.00% 10/1/42	1,103,480	1,120,252
3.00% 11/1/42	1,046,234	1,063,517
4.50% 10/1/39	432,584	469,005
4.50% 4/1/41	3,415,790	3,707,101
5.00% 3/1/34	13,687	15,266
5.50% 3/1/34	119,626	133,398
5.50% 12/1/34	109,970	122,718
5.50% 6/1/36	66,457	73,549
5.50% 11/1/36	134,191	148,512
5.50% 12/1/36	32,535	36,042
5.50% 9/1/37	153,538	170,062
5.50% 4/1/38	547,192	605,990
5.50% 6/1/38	77,835	86,142
5.50% 7/1/38	552,477	611,586
5.50% 6/1/39	576,049	637,737
5.50% 3/1/40	379,037	419,754
5.50% 8/1/40	284,742	315,445
5.50% 1/1/41	383,267	424,484
5.50% 6/1/41	4,316,594	4,779,308
6.00% 2/1/36	572,352	652,030
6.00% 1/1/38	147,040	165,809
6.00% 6/1/38	407,896	458,986
6.00% 8/1/38	638,497	727,992
6.00% 5/1/40	862,735	980,557
6.00% 7/1/40	943,395	1,059,447
6.50% 8/1/38	111,630	127,617
6.50% 4/1/39	644,222	736,482
GNMA I S.F. 30 yr
5.00% 6/15/40	220,754	245,226
7.00% 12/15/34	153,115	184,549
Total Agency Mortgage-Backed
Securities (cost $393,547,381)		398,250,398

Agency Obligation – 0.07%
Tennessee Valley Authority
4.25% 9/15/65	1,535,000	1,547,438
Total Agency Obligation
(cost $1,493,770)		1,547,438

Collateralized Debt
Obligations – 0.94%
Avery Point III CLO
Series 2013-3A A 144A
1.687% 1/18/25 #●	2,200,000	2,175,140
Benefit Street Partners CLO IV
Series 2014-IVA A1A 144A
1.777% 7/20/26 #●	5,900,000	5,857,520
Cent CLO 21
Series 2014-21A A1B 144A
1.685% 7/27/26 #●	2,200,000	2,172,500
Magnetite IX
Series 2014-9A A1 144A
1.715% 7/25/26 #●	6,040,000	5,980,808

NQ-VIP- 866 [9/15] 11/15 (15499)	Diversified Income Series-3

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Collateralized Debt
Obligations (continued)
Neuberger Berman CLO XVII
Series 2014-17A A 144A
1.779% 8/4/25 #●	2,150,000	$2,133,660
Neuberger Berman CLO XIX
Series 2015-19A A1 144A
1.718% 7/15/27 #●	3,300,000	3,258,090
Total Collateralized Debt Obligations
(cost $21,775,821)		21,577,718

Commercial Mortgage-Backed
Securities – 5.74%
Banc of America Commercial Mortgage
Trust
Series 2006-1 AM 5.421% 9/10/45 ●	540,000	542,797
Series 2007-4 AM 6.002% 2/10/51 ●	1,330,000	1,417,557
Bear Stearns Commercial Mortgage
Securities Trust
Series 2007-PWR18 A4
5.70% 6/11/50	1,185,000	1,250,490
CD Commercial Mortgage Trust
Series 2005-CD1 AJ
5.289% 7/15/44 ●	764,836	764,495
Series 2005-CD1 C 5.289% 7/15/44 ●	650,000	649,403
CFCRE Commercial Mortgage Trust
Series 2011-C1 144A
3.759% 4/15/44 #	791,062	797,006
Citigroup Commercial Mortgage Trust
Series 2007-C6 AM
5.899% 12/10/49 ●	1,230,000	1,289,601
Series 2014-GC25 A4
3.635% 10/10/47	2,275,000	2,371,362
Series 2015-GC27 A5
3.137% 2/10/48	3,355,000	3,343,509
COMM Mortgage Trust
Series 2014-CR19 A5
3.796% 8/10/47	1,705,000	1,804,454
Series 2014-CR20 A4
3.59% 11/10/47	3,520,000	3,662,219
Series 2014-CR20 AM
3.938% 11/10/47	7,775,000	8,089,335
Series 2014-CR21 A3
3.528% 12/10/47	580,000	600,399
Series 2015-3BP A 144A
3.178% 2/10/35 #	3,960,000	3,976,466
Series 2015-CR23 A4
3.497% 5/10/48	2,500,000	2,588,787
Commercial Mortgage Trust
Series 2007-GG9 AM
5.475% 3/10/39	1,345,000	1,392,848
DBUBS Mortgage Trust
Series 2011-LC1A A3 144A
5.002% 11/10/46 #	1,910,000	2,156,037
Series 2011-LC1A C 144A
5.735% 11/10/46 #●	2,000,000	2,230,126
FREMF Mortgage Trust
Series 2011-K10 B 144A
4.781% 11/25/49 #●	1,335,000	1,443,653
Series 2011-K15 B 144A
5.116% 8/25/44 #●	195,000	215,993
Series 2012-K18 B 144A
4.41% 1/25/45 #●	1,020,000	1,092,397
Series 2012-K19 B 144A
4.175% 5/25/45 #●	390,000	415,297
Series 2012-K22 B 144A
3.812% 8/25/45 #●	1,730,000	1,767,890
Series 2012-K22 C 144A
3.812% 8/25/45 #●	1,400,000	1,415,897
Series 2012-K707 B 144A
4.019% 1/25/47 #●	700,000	723,388
Series 2012-K708 B 144A
3.886% 2/25/45 #●	2,960,000	3,084,228
Series 2012-K708 C 144A
3.886% 2/25/45 #●	530,000	541,972
Series 2012-K711 B 144A
3.684% 8/25/45 #●	2,030,000	2,117,688
Series 2013-K25 C 144A
3.743% 11/25/45 #●	1,480,000	1,451,553
Series 2013-K26 C 144A
3.723% 12/25/45 #●	860,000	840,076
Series 2013-K30 C 144A
3.668% 6/25/45 #●	1,560,000	1,537,194
Series 2013-K31 C 144A
3.74% 7/25/46 #●	3,082,000	3,069,046
Series 2013-K33 B 144A
3.618% 8/25/46 #●	1,315,000	1,323,196
Series 2013-K33 C 144A
3.618% 8/25/46 #●	450,000	433,161
Series 2013-K712 B 144A
3.484% 5/25/45 #●	4,270,000	4,388,147
Series 2013-K713 B 144A
3.274% 4/25/46 #●	2,640,000	2,690,369
Series 2013-K713 C 144A
3.274% 4/25/46 #●	2,640,000	2,630,200
Series 2014-K716 C 144A
4.085% 8/25/47 #●	1,105,000	1,132,426
Series 2015-K47 B 144A
3.723% 6/25/48 #●	1,100,000	1,032,529

NQ-VIP- 866 [9/15] 11/15 (15499)	Diversified Income Series-4

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Commercial Mortgage-Backed
Securities (continued)
GRACE Mortgage Trust
Series 2014-GRCE A 144A
3.369% 6/10/28 #	6,755,000	$7,059,657
GS Mortgage Securities Trust
Series 2006-GG6 A4
5.553% 4/10/38 ●	1,059,415	1,059,457
Series 2010-C1 A2 144A
4.592% 8/10/43 #	3,090,000	3,390,864
Series 2010-C1 C 144A
5.635% 8/10/43 #●	1,010,000	1,118,341
Series 2015-GC32 A4
3.764% 7/10/48	925,000	972,577
Hilton USA Trust
Series 2013-HLT AFX 144A
2.662% 11/5/30 #	825,000	826,943
Series 2013-HLT BFX 144A
3.367% 11/5/30 #	3,810,000	3,821,194
Houston Galleria Mall Trust
Series 2015-HGLR A1A2 144A
3.087% 3/5/37 #	3,425,000	3,380,835
JPMBB Commercial Mortgage Securities
Trust
Series 2014-C18 A1 1.254% 2/15/47	1,100,911	1,100,843
Series 2014-C22 B 4.713% 9/15/47 ●	645,000	669,970
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2005-CB11 E
5.675% 8/12/37 ●	600,000	655,742
Series 2005-LDP4 AJ
5.04% 10/15/42 ●	3,519,529	3,518,632
Series 2005-LDP5 D
5.563% 12/15/44 ●	1,110,000	1,107,450
Series 2006-LDP8 AM 5.44% 5/15/45	4,004,000	4,113,477
Series 2011-C5 C 144A
5.50% 8/15/46 #●	1,100,000	1,199,642
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	88,158	88,985
Series 2006-C6 AJ 5.452% 9/15/39 ●	2,390,000	2,467,713
Series 2006-C6 AM 5.413% 9/15/39	1,590,000	1,644,287
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2014-C19 AS
3.832% 12/15/47	610,000	629,522
Series 2015-C22 A3 3.046% 4/15/48	1,210,000	1,199,841
Series 2015-C23 A4 3.719% 7/15/50	4,090,000	4,273,751
Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ
5.397% 11/14/42 ●	1,650,000	1,648,736
Series 2005-HQ7 C
5.397% 11/14/42 ●	2,275,000	2,272,190
Series 2006-TOP21 AM
5.204% 10/12/52 ●	1,570,000	1,576,362
Series 2006-TOP21 B 144A
5.475% 10/12/52 #●	800,000	807,196
Series 2006-TOP23 A4
6.017% 8/12/41 ●	1,278,301	1,303,492
TimberStar Trust I
Series 2006-1A A 144A
5.668% 10/15/36 #	1,510,000	1,565,835
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 A3
2.918% 10/15/45	3,720,000	3,785,401
Series 2015-NXS3 A4
3.617% 9/15/57	1,585,000	1,645,087
WFRBS Commercial Mortgage Trust
Series 2014-C23 A5
3.917% 10/15/57	610,000	649,382
Total Commercial Mortgage-Backed
Securities (cost $132,202,523)		131,826,595

Convertible Bonds – 1.55%
Abengoa 144A 5.125% exercise price
$37.29, expiration date 2/23/17 #	1,400,000	636,125
Alaska Communications Systems Group
6.25% exercise price $10.28,
expiration date 4/27/18 @	1,504,000	1,520,920
Ares Capital 5.75% exercise price
$18.36, expiration date 2/1/16	453,000	456,964
BGC Partners 4.50% exercise price
$9.84, expiration date 7/13/16	996,000	1,032,105
BioMarin Pharmaceutical 1.50% exercise
price $94.15, expiration date
10/13/20	695,000	937,381
Blackstone Mortgage Trust 5.25%
exercise price $28.66, expiration date
12/1/18	1,497,000	1,572,786
Blucora 4.25% exercise price $21.66,
expiration date 3/29/19	652,000	620,215
Campus Crest Communities Operating
Partnership 144A 5.00% exercise price
$12.56, expiration date 10/11/18 #	1,232,000	1,161,930
Cardtronics 1.00% exercise price
$52.35, expiration date 11/27/20	1,276,000	1,188,275
Cemex 3.72% exercise price $11.90,
expiration date 3/15/20	874,000	797,525
Chart Industries 2.00% exercise price
$69.03, expiration date 7/30/18 @	1,252,000	1,100,195

NQ-VIP- 866 [9/15] 11/15 (15499)	Diversified Income Series-5

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)
Convertible Bonds (continued)
Chesapeake Energy 2.25% exercise
price $80.28, expiration date
12/14/38		603,000	$431,145
Ciena 144A 3.75% exercise price
$20.17, expiration date 10/15/18 #		661,000	829,968
GAIN Capital Holdings 4.125% exercise
price $12.00, expiration date
11/30/18 @		699,000	661,866
General Cable 4.50% exercise price
$33.77, expiration date 11/15/29 @ϕ		1,272,000	770,355
Gilead Sciences 1.625% exercise price
$22.53, expiration date 4/29/16		308,000	1,320,937
HealthSouth 2.00% exercise price
$38.30, expiration date 11/30/43		702,000	796,770
Helix Energy Solutions Group 3.25%
exercise price $25.02, expiration date
3/12/32		925,000	759,656
Hologic 2.00% exercise price $31.17,
expiration date 2/27/42 ϕ		611,000	825,614
Huron Consulting Group 1.25% exercise
price $79.89, expiration date 9/27/19		321,000	334,843
Illumina 0.25% exercise price $83.55,
expiration date 3/11/16		278,000	583,454
inContact 144A 2.50% exercise price
$14.23, expiration date 4/1/22 #		1,104,000	921,150
Intel 3.25% exercise price $21.47,
expiration date 8/1/39		298,000	450,168
j2 Global 3.25% exercise price $69.37,
expiration date 6/14/29		757,000	901,776
Jefferies Group 3.875% exercise price
$44.69, expiration date 10/31/29		836,000	852,720
Liberty Interactive 144A 1.00% exercise
price $64.26, expiration date
9/28/43 #		1,052,000	946,800
Meritor 4.00% exercise price $26.73,
expiration date 2/12/27 ϕ		1,095,000	1,087,472
Microchip Technology 144A 1.625%
exercise price $67.13, expiration date
2/13/25 #		531,000	510,756
Novellus Systems 2.625% exercise price
$34.51, expiration date 5/14/41		648,000	1,272,105
NuVasive 2.75% exercise price $42.13,
expiration date 6/30/17		1,111,000	1,406,109
NXP Semiconductors 144A 1.00%
exercise price $102.84, expiration date
11/27/19 #		616,000	683,375
Oclaro 144A 6.00% exercise price $1.95,
expiration date 2/14/20 #		239,000	327,579
PROS Holdings 144A 2.00% exercise
price $33.79, expiration date
11/27/19 #		1,109,000	1,086,127
SanDisk 1.50% exercise price $50.68,
expiration date 8/11/17		251,000	312,809
Spectrum Pharmaceuticals 2.75%
exercise price $10.53, expiration date
12/13/18 @		841,000	753,221
Spirit Realty Capital 3.75% exercise
price $13.10, expiration date
5/13/21 @		1,199,000	1,096,342
SunEdison 144A 3.375% exercise price
$38.65, expiration date 5/30/25 #		762,000	391,001
Titan Machinery 3.75% exercise price
$43.17, expiration date 4/30/19 @		218,000	165,135
TPG Specialty Lending 4.50% exercise
price $25.83, expiration date
12/15/19 @		866,000	850,845
Vector Group 1.75% exercise price
$24.64, expiration date 4/15/20 ●		905,000	1,014,731
Vector Group 2.50% exercise price
$15.98, expiration date 1/14/19 ●		408,000	615,879
VEREIT 3.75% exercise price $15.15,
expiration date 12/14/20 @		1,059,000	980,242
VeriSign 4.297% exercise price $34.37,
expiration date 8/15/37		347,000	725,881
Total Convertible Bonds
(cost $40,439,108)			35,691,252

Corporate Bonds – 39.71%
Automotive – 0.32%
American Axle & Manufacturing
6.25% 3/15/21		1,156,000	1,157,445
Ford Motor 7.45% 7/16/31		2,320,000	2,889,115
Gates Global 144A 6.00% 7/15/22 #		1,224,000	991,440
Lear 5.25% 1/15/25		1,790,000	1,763,150
Meritor 6.75% 6/15/21		516,000	521,160
			7,322,310
Banking – 5.76%
ANZ New Zealand International 144A
2.60% 9/23/19 #		500,000	506,176
Australia & New Zealand Banking Group
4.75% 5/13/27 ●	AUD	600,000	430,766
Banco Bilbao Vizcaya Argentaria
Colombia 144A 4.875% 4/21/25 #		1,585,000	1,513,199
Bank of America 3.95% 4/21/25		6,365,000	6,204,258
Bank of New York Mellon
2.15% 2/24/20		535,000	535,823
Barclays 5.25% 8/17/45		465,000	470,434
BB&T 5.25% 11/1/19		10,852,000	12,027,521

NQ-VIP- 866 [9/15] 11/15 (15499)	Diversified Income Series-6

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Banking (continued)
BBVA Bancomer
144A 6.50% 3/10/21 #		1,945,000	$2,085,526
144A 7.25% 4/22/20 #		765,000	833,085
Branch Banking & Trust
3.80% 10/30/26		3,350,000	3,403,332
Capital One 2.35% 8/17/18		1,575,000	1,580,446
City National 5.25% 9/15/20		2,075,000	2,367,888
Compass Bank 3.875% 4/10/25		2,280,000	2,129,563
Cooperatieve Centrale Raiffeisen-
Boerenleenbank
2.50% 9/4/20	NOK	5,290,000	650,581
4.25% 1/13/22	AUD	1,073,000	783,484
Credit Suisse Group 144A
6.25% 12/29/49 #●		845,000	794,786
Credit Suisse Group Funding Guernsey
144A 3.75% 3/26/25 #		2,755,000	2,680,802
Export-Import Bank of Korea
144A 2.711% 12/5/19 #	CAD	210,000	162,210
144A 3.00% 5/22/18 #	NOK	1,100,000	133,961
Fifth Third Bancorp 2.875% 7/27/20		975,000	984,113
Finnvera 144A 2.375% 6/4/25 #		3,455,000	3,422,488
Goldman Sachs Group
3.435% 8/21/19 ●	AUD	550,000	387,138
3.55% 2/12/21	CAD	400,000	314,104
5.20% 12/17/19	NZD	2,280,000	1,526,524
HSBC USA 2.75% 8/7/20		2,125,000	2,134,144
Industrial & Commercial Bank of China
144A 4.875% 9/21/25 #		2,190,000	2,162,586
ING Groep
6.00% 12/29/49 ●		850,000	838,313
6.50% 12/29/49 ●		2,970,000	2,834,494
JPMorgan Chase
0.924% 1/28/19 ●		1,124,000	1,120,465
1.50% 1/27/25	EUR	2,607,000	2,833,319
3.50% 12/18/26	GBP	264,000	412,183
4.25% 11/2/18	NZD	1,840,000	1,197,960
KeyBank
3.30% 6/1/25		1,665,000	1,651,340
6.95% 2/1/28		4,255,000	5,426,895
Lloyds Banking Group 7.50% 4/30/49 ●		2,760,000	2,824,584
Morgan Stanley
1.143% 1/24/19 ●		1,126,000	1,127,589
3.125% 8/5/21	CAD	972,000	743,562
4.35% 9/8/26		340,000	342,488
5.00% 9/30/21	AUD	1,087,000	807,587
MUFG Americas Holdings
2.25% 2/10/20		1,560,000	1,556,396
3.00% 2/10/25		3,740,000	3,582,000
National City Bank 0.702% 6/7/17 ●		1,905,000	1,894,984
Nordea Bank 144A 6.125% 12/29/49 #●		1,635,000	1,616,606
PNC Bank
1.85% 7/20/18		700,000	703,282
PNC Bank
2.60% 7/21/20		705,000	713,032
3.30% 10/30/24		2,190,000	2,188,469
6.875% 4/1/18		5,710,000	6,373,548
Santander Holdings USA
3.45% 8/27/18		1,650,000	1,706,194
Santander UK 144A 5.00% 11/7/23 #		2,905,000	3,024,805
Santander UK Group Holdings 144A
4.75% 9/15/25 #		1,305,000	1,296,624
State Street
2.55% 8/18/20		2,245,000	2,276,219
3.10% 5/15/23		1,360,000	1,340,725
3.55% 8/18/25		2,510,000	2,563,983
SunTrust Banks 2.35% 11/1/18		685,000	693,134
SVB Financial Group 3.50% 1/29/25		1,350,000	1,319,242
Turkiye Garanti Bankasi 144A
4.75% 10/17/19 #		2,947,000	2,910,045
U.S. Bancorp 3.60% 9/11/24 @		2,640,000	2,685,535
U.S. Bank 2.80% 1/27/25		2,295,000	2,231,132
UBS Group Funding Jersey 144A
4.125% 9/24/25 #		2,645,000	2,637,623
USB Capital IX 3.50% 10/29/49 ●		7,185,000	5,855,775
Wells Fargo
3.50% 9/12/29	GBP	654,000	1,005,717
4.30% 7/22/27		3,155,000	3,219,838
4.75% 8/27/24	AUD	660,000	492,827
Woori Bank
144A 2.875% 10/2/18 #		1,600,000	1,636,792
144A 4.75% 4/30/24 #		2,000,000	2,070,444
Zions Bancorporation 4.50% 6/13/23		2,150,000	2,236,021
			132,216,709
Basic Industry – 2.90%
ArcelorMittal
6.125% 6/1/25		1,135,000	922,187
10.60% 6/1/19		2,685,000	2,909,869
Ball 5.25% 7/1/25		1,610,000	1,592,886
BHP Billiton Finance 3.25% 9/25/24	GBP	565,000	844,926
Cemex 144A 7.25% 1/15/21 #		935,000	935,000
CF Industries
6.875% 5/1/18		4,115,000	4,590,583
7.125% 5/1/20		1,165,000	1,370,846
Chemours
144A 6.625% 5/15/23 #		272,000	183,600
144A 7.00% 5/15/25 #		3,415,000	2,253,900
Corp Nacional del Cobre de Chile 144A
4.50% 9/16/25 #		2,255,000	2,170,483
Dow Chemical 8.55% 5/15/19		9,161,000	11,083,262
Freeport-McMoran Oil & Gas
6.50% 11/15/20		1,115,000	1,008,384
Georgia-Pacific 8.00% 1/15/24		5,210,000	6,763,002
Gerdau Holdings 144A 7.00% 1/20/20 #		1,595,000	1,495,313

NQ-VIP- 866 [9/15] 11/15 (15499)	Diversified Income Series-7

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
Gerdau Trade 144A 5.75% 1/30/21 #		615,000	$538,125
Grace (W.R.) 144A 5.125% 10/1/21 #		345,000	341,550
HD Supply 7.50% 7/15/20		598,000	624,910
International Paper 5.00% 9/15/35		1,525,000	1,499,911
INVISTA Finance 144A
4.25% 10/15/19 #		2,465,000	2,391,050
Joseph T Ryerson & Son
9.00% 10/15/17		884,000	791,180
11.25% 10/15/18 @		228,000	208,050
Lundin Mining 144A 7.50% 11/1/20 #		1,195,000	1,159,150
Methanex 4.25% 12/1/24		2,890,000	2,787,789
MMC Norilsk Nickel 144A
5.55% 10/28/20 #		962,000	957,344
New Gold 144A 6.25% 11/15/22 #		59,000	49,707
NOVA Chemicals 144A 5.00% 5/1/25 #		3,039,000	2,864,257
Novelis 8.75% 12/15/20		435,000	420,949
OCP
144A 4.50% 10/22/25 #		2,770,000	2,603,800
144A 6.875% 4/25/44 #		1,650,000	1,664,025
Phosagro 144A 4.204% 2/13/18 #		1,715,000	1,700,637
PolyOne 5.25% 3/15/23		812,000	771,806
PPG Industries 2.30% 11/15/19		1,770,000	1,786,208
Rockwood Specialties Group
4.625% 10/15/20		1,595,000	1,651,374
Tronox Finance
6.375% 8/15/20		675,000	432,000
144A 7.50% 3/15/22 #		954,000	605,790
Weyerhaeuser 4.625% 9/15/23		2,530,000	2,706,877
			66,680,730
Brokerage – 0.26%
Affiliated Managers Group
3.50% 8/1/25		2,115,000	2,039,000
Jefferies Group
5.125% 1/20/23		1,540,000	1,545,365
6.45% 6/8/27		893,000	930,275
6.50% 1/20/43		585,000	557,102
Lazard Group 6.85% 6/15/17		878,000	949,106
			6,020,848
Capital Goods – 0.70%
BWAY Holding 144A 9.125% 8/15/21 #		1,643,000	1,593,710
Cemex 144A 6.50% 12/10/19 #		1,270,000	1,257,300
Cemex Finance 144A
9.375% 10/12/22 #		1,720,000	1,838,164
Embraer Netherlands Finance
5.05% 6/15/25		2,525,000	2,342,569
Fortune Brands Home & Security
3.00% 6/15/20		1,310,000	1,321,233
Ingersoll-Rand Global Holding
4.25% 6/15/23		1,670,000	1,732,764
Masco 4.45% 4/1/25		1,385,000	1,405,775
Milacron 144A 7.75% 2/15/21 #		712,000	729,800
Owens-Brockway Glass Container 144A
5.875% 8/15/23 #		595,000	599,834
Plastipak Holdings 144A
6.50% 10/1/21 #		1,129,000	1,083,840
TransDigm
6.00% 7/15/22		757,000	709,687
6.50% 7/15/24		35,000	33,070
Union Andina de Cementos 144A
5.875% 10/30/21 #		1,465,000	1,413,725
			16,061,471
Communications – 5.00%
America Movil 5.00% 3/30/20		1,870,000	2,047,276
American Tower
2.80% 6/1/20		815,000	814,200
4.00% 6/1/25		970,000	948,322
American Tower Trust I 144A
3.07% 3/15/23 #		2,430,000	2,407,925
AT&T
3.40% 5/15/25		2,425,000	2,319,333
4.50% 5/15/35		1,455,000	1,335,252
4.75% 5/15/46		3,660,000	3,366,592
Bell Canada 3.35% 3/22/23	CAD	773,000	587,774
Bharti Airtel 144A 4.375% 6/10/25 #		1,060,000	1,059,168
Bharti Airtel International Netherlands
144A 5.35% 5/20/24 #		1,735,000	1,863,827
CBS 4.00% 1/15/26		1,285,000	1,266,795
CC Holdings GS V 3.849% 4/15/23		1,710,000	1,706,754
CCO Safari II 144A 4.908% 7/23/25 #		4,644,000	4,628,847
CenturyLink 5.80% 3/15/22		3,230,000	2,773,763
Colombia Telecomunicaciones 144A
5.375% 9/27/22 #		1,935,000	1,716,345
Columbus International 144A
7.375% 3/30/21 #		2,650,000	2,752,687
Crown Castle Towers 144A
4.883% 8/15/20 #		9,630,000	10,432,973
Deutsche Telekom International Finance
6.50% 4/8/22	GBP	416,000	764,463
Digicel Group 144A 8.25% 9/30/20 #		3,970,000	3,692,100
Equinix 5.375% 4/1/23		2,331,000	2,291,606
Frontier Communications 144A
8.875% 9/15/20 #		2,085,000	2,048,513
Grupo Televisa 5.00% 5/13/45		720,000	654,034
GTP Acquisition Partners I 144A
2.35% 6/15/20 #		1,095,000	1,093,237
Intelsat Luxembourg
7.75% 6/1/21		825,000	547,594
8.125% 6/1/23 @		5,749,000	3,765,595
Level 3 Financing 144A 5.375% 5/1/25 #		2,839,000	2,705,908
Millicom International Cellular
144A 6.00% 3/15/25 #		1,605,000	1,456,537
144A 6.625% 10/15/21 #		1,760,000	1,749,440

NQ-VIP- 866 [9/15] 11/15 (15499)	Diversified Income Series-8

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Communications (continued)
MTS International Funding 144A
8.625% 6/22/20 #		1,740,000	$1,890,510
Myriad International Holdings 144A
5.50% 7/21/25 #		2,590,000	2,547,110
Neptune Finco 144A 6.625% 10/15/25 #		450,000	453,375
Netflix 144A 5.875% 2/15/25 #		2,304,000	2,378,880
SBA Tower Trust
144A 2.24% 4/16/18 #		1,800,000	1,790,988
144A 2.898% 10/15/19 #		1,300,000	1,304,147
Scripps Networks Interactive
3.95% 6/15/25		1,495,000	1,450,024
SES 144A 3.60% 4/4/23 #		3,960,000	4,006,411
SES GLOBAL Americas Holdings 144A
5.30% 3/25/44 #		4,565,000	4,520,519
Sky 144A 3.75% 9/16/24 #		2,775,000	2,740,429
Sprint
7.125% 6/15/24		3,677,000	2,839,012
7.25% 9/15/21		560,000	459,900
7.875% 9/15/23		1,860,000	1,510,087
Time Warner 4.85% 7/15/45		1,325,000	1,305,444
Time Warner Cable 5.50% 9/1/41		1,365,000	1,226,500
T-Mobile USA 6.125% 1/15/22		1,359,000	1,314,833
UPCB Finance IV 144A
5.375% 1/15/25 #		1,198,000	1,132,110
Verizon Communications
3.25% 2/17/26	EUR	971,000	1,180,192
4.40% 11/1/34		1,810,000	1,689,421
4.862% 8/21/46		3,740,000	3,520,600
Vimpel Communications 144A
7.748% 2/2/21 #		2,158,000	2,213,305
Virgin Media Secured Finance 144A
5.25% 1/15/26 #		2,805,000	2,587,613
VTR Finance 144A 6.875% 1/15/24 #		4,680,000	4,258,800
Wind Acquisition Finance 144A
7.375% 4/23/21 #		1,215,000	1,202,850
WPP Finance 2010 5.625% 11/15/43		780,000	820,392
Zayo Group 144A 6.00% 4/1/23 #		1,715,000	1,667,837
			114,808,149
Consumer Cyclical – 2.57%
Alibaba Group Holding 144A
3.125% 11/28/21 #		4,240,000	4,081,984
AutoNation
3.35% 1/15/21		490,000	495,855
4.50% 10/1/25		1,010,000	1,031,429
Caesars Growth Properties Holdings
9.375% 5/1/22		836,000	658,350
CDK Global 4.50% 10/15/24		2,400,000	2,421,454
Cencosud 144A 5.15% 2/12/25 #		2,035,000	1,990,049
Daimler 2.75% 12/10/18	NOK	5,560,000	673,741
Ford Motor Credit
2.24% 6/15/18		3,820,000	3,811,348
Ford Motor Credit
5.875% 8/2/21		1,745,000	1,977,814
General Motors Financial
3.20% 7/13/20		190,000	187,646
3.45% 4/10/22		3,055,000	2,942,793
4.00% 1/15/25		2,555,000	2,424,192
4.30% 7/13/25		440,000	426,499
4.375% 9/25/21		1,810,000	1,850,392
Harman International Industries
4.15% 5/15/25		3,840,000	3,826,299
Host Hotels & Resorts 3.75% 10/15/23		710,000	696,129
Hyundai Capital America
144A 2.125% 10/2/17 #		1,570,000	1,575,897
144A 2.55% 2/6/19 #		685,000	689,139
Kohl’s 4.25% 7/17/25		2,330,000	2,338,619
Lowe’s 3.375% 9/15/25		1,910,000	1,932,145
Marriott International 3.375% 10/15/20		1,670,000	1,733,039
Nemak 144A 5.50% 2/28/23 #		2,885,000	2,841,725
QVC
4.375% 3/15/23		3,675,000	3,577,925
5.45% 8/15/34		2,840,000	2,544,637
Sally Holdings 5.75% 6/1/22		47,000	49,233
Signet UK Finance 4.70% 6/15/24		3,115,000	3,151,271
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25 @		2,230,000	2,189,037
4.50% 10/1/34 @		410,000	362,820
Toyota Credit Canada 2.05% 5/20/20	CAD	400,000	299,764
Toyota Finance Australia
2.25% 8/31/16	NOK	1,230,000	145,416
3.04% 12/20/16	NZD	2,070,000	1,316,915
Toyota Motor Credit 2.80% 7/13/22		755,000	760,232
Tupy Overseas 144A 6.625% 7/17/24 #		2,150,000	1,902,750
Volkswagen International Finance
0.875% 1/16/23	EUR	537,000	527,234
Volvo Treasury 0.935% 3/1/17 ●	SEK	3,500,000	422,437
Wynn Las Vegas 144A 5.50% 3/1/25 #		1,505,000	1,296,181
			59,152,390
Consumer Non-Cyclical – 2.92%
Actavis Funding 3.80% 3/15/25		855,000	827,581
Amgen 4.00% 9/13/29	GBP	341,000	533,367
Baxalta 144A 4.00% 6/23/25 #		2,030,000	2,037,211
Bayer U.S. Finance 144A
2.375% 10/8/19 #		1,375,000	1,393,608
Becton Dickinson 6.375% 8/1/19		3,600,000	4,118,746
Biogen
2.90% 9/15/20		275,000	278,101
4.05% 9/15/25		610,000	617,440
5.20% 9/15/45		1,235,000	1,250,878
Boston Scientific
2.65% 10/1/18		1,360,000	1,377,579
6.00% 1/15/20		2,830,000	3,176,856

NQ-VIP- 866 [9/15] 11/15 (15499)	Diversified Income Series-9

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
BRF 144A 3.95% 5/22/23 #		1,385,000	$1,266,859
Campbell Soup 3.30% 3/19/25		2,895,000	2,866,279
Celgene
3.25% 8/15/22		1,575,000	1,579,894
5.00% 8/15/45		490,000	487,903
EMD Finance 144A 2.95% 3/19/22 #		1,455,000	1,439,782
ENA Norte Trust 144A 4.95% 4/25/23 #		1,285,541	1,324,107
Express Scripts Holding
2.25% 6/15/19		1,845,000	1,840,825
3.50% 6/15/24		1,045,000	1,030,292
JB 144A 3.75% 5/13/25 #		2,650,000	2,550,545
JBS Investments 144A
7.75% 10/28/20 #		3,220,000	3,316,600
JBS USA 144A 5.75% 6/15/25 #		1,075,000	994,375
Mallinckrodt International Finance
144A 4.875% 4/15/20 #		1,090,000	1,045,037
144A 5.50% 4/15/25 #		2,762,000	2,471,990
Perrigo 4.00% 11/15/23		2,870,000	2,857,668
Perrigo Finance 3.50% 12/15/21		815,000	805,766
Prestige Brands 144A
5.375% 12/15/21 #		1,402,000	1,373,960
Reynolds American
2.30% 6/12/18		2,315,000	2,341,421
4.00% 6/12/22		290,000	303,470
5.85% 8/15/45		1,230,000	1,373,514
St. Jude Medical
2.80% 9/15/20		1,345,000	1,353,710
3.875% 9/15/25		2,115,000	2,147,766
Sysco
2.60% 10/1/20		1,885,000	1,887,909
3.75% 10/1/25		2,000,000	2,023,502
Valeant Pharmaceuticals International
144A 5.875% 5/15/23 #		2,264,000	2,169,195
Zimmer Biomet Holdings
3.375% 11/30/21		2,750,000	2,784,391
4.625% 11/30/19		3,645,000	3,954,814
Zoetis 3.25% 2/1/23		4,125,000	3,968,073
			67,171,014
Electric – 4.90%
AES Gener
144A 5.00% 7/14/25 #		800,000	812,970
144A 5.25% 8/15/21 #		1,250,000	1,312,044
144A 8.375% 12/18/73 #●		1,420,000	1,501,650
Ameren Illinois
3.25% 3/1/25		2,090,000	2,116,553
9.75% 11/15/18		5,900,000	7,292,878
American Transmission Systems 144A
5.25% 1/15/22 #		5,410,000	6,013,139
Appalachian Power
3.40% 6/1/25		550,000	545,632
4.45% 6/1/45		1,360,000	1,325,546
Berkshire Hathaway Energy
3.75% 11/15/23		3,405,000	3,514,290
Cleveland Electric Illuminating
5.50% 8/15/24		365,000	416,744
CMS Energy 6.25% 2/1/20		1,730,000	1,997,254
ComEd Financing III 6.35% 3/15/33 @		2,055,000	2,164,248
Comision Federal de Electricidad 144A
4.875% 1/15/24 #		1,220,000	1,241,460
Dominion Resources 1.90% 6/15/18		3,735,000	3,733,872
DTE Energy 144A 3.30% 6/15/22 #		2,180,000	2,234,023
Electricite de France
144A 4.60% 1/27/20 #		1,395,000	1,540,891
144A 5.25% 12/29/49 #●		3,565,000	3,444,681
Enel 144A 8.75% 9/24/73 #●		3,512,000	4,042,207
Entergy 4.00% 7/15/22		1,820,000	1,882,206
Entergy Arkansas 3.70% 6/1/24		895,000	920,874
Entergy Louisiana 4.05% 9/1/23		4,045,000	4,279,363
Eskom Holdings 144A
7.125% 2/11/25 #		690,000	652,457
Exelon
3.95% 6/15/25		2,445,000	2,472,629
5.10% 6/15/45		1,870,000	1,916,703
Great Plains Energy 4.85% 6/1/21		1,195,000	1,312,331
Indiana Michigan Power 3.20% 3/15/23	.	1,455,000	1,458,930
Integrys Holdings 6.11% 12/1/66 @●		3,280,000	2,780,512
Interstate Power & Light 3.40% 8/15/25	.	1,825,000	1,858,887
IPALCO Enterprises 5.00% 5/1/18		1,390,000	1,462,975
ITC Holdings 3.65% 6/15/24		1,365,000	1,371,676
Kansas City Power & Light
3.65% 8/15/25		3,445,000	3,524,149
Lamar Funding 144A 3.958% 5/7/25 #		2,260,000	2,121,575
LG&E & KU Energy 4.375% 10/1/21		3,765,000	4,112,739
Metropolitan Edison 144A
4.00% 4/15/25 #		2,270,000	2,317,536
National Rural Utilities Cooperative
Finance 4.75% 4/30/43 ●		2,840,000	2,822,960
NextEra Energy Capital Holdings
2.40% 9/15/19		3,380,000	3,373,186
3.625% 6/15/23		1,320,000	1,334,846
NV Energy 6.25% 11/15/20		2,380,000	2,777,612
Pennsylvania Electric 5.20% 4/1/20		3,235,000	3,528,385
Perusahaan Listrik Negara 144A
5.50% 11/22/21 #		2,560,000	2,585,600
Public Service of Oklahoma
5.15% 12/1/19		3,700,000	4,154,430
Puget Energy 6.00% 9/1/21		1,080,000	1,243,448
SCANA 4.125% 2/1/22		2,300,000	2,340,469

NQ-VIP- 866 [9/15] 11/15 (15499)	Diversified Income Series-10

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Electric (continued)
State Grid Overseas Investment 2014
144A 2.75% 5/7/19 #	1,300,000	$1,322,507
Trans-Allegheny Interstate Line 144A
3.85% 6/1/25 #	2,055,000	2,068,370
WEC Energy Group 3.55% 6/15/25	2,070,000	2,106,618
Xcel Energy 3.30% 6/1/25	3,240,000	3,218,379
		112,572,434
Energy – 4.40%
AmeriGas Finance 7.00% 5/20/22	1,118,000	1,151,540
Bristow Group 6.25% 10/15/22	942,000	814,830
California Resources 5.00% 1/15/20	640,000	414,797
Chaparral Energy 7.625% 11/15/22	240,000	72,000
Chesapeake Energy
4.875% 4/15/22	97,000	63,777
5.75% 3/15/23	1,143,000	751,165
CNOOC Finance 2012 144A
3.875% 5/2/22 #	1,200,000	1,213,939
CNOOC Finance 2015 Australia
2.625% 5/5/20	1,215,000	1,198,879
CNOOC Finance 2015 USA
3.50% 5/5/25	400,000	381,419
Continental Resources 4.50% 4/15/23	4,500,000	3,913,722
Dominion Gas Holdings
3.60% 12/15/24	2,195,000	2,187,983
4.60% 12/15/44	4,610,000	4,397,783
Ecopetrol 5.375% 6/26/26	2,700,000	2,359,125
Enbridge Energy Partners
8.05% 10/1/37 ●	3,745,000	3,613,925
Energy Transfer Equity
5.50% 6/1/27	1,300,000	1,085,500
5.875% 1/15/24	65,000	58,857
Energy Transfer Partners
9.70% 3/15/19	2,189,000	2,613,548
EnLink Midstream Partners
4.15% 6/1/25	1,940,000	1,783,042
Ensco 4.70% 3/15/21	5,110,000	4,308,083
Enterprise Products Operating
3.70% 2/15/26	1,370,000	1,297,320
7.034% 1/15/68 ●	4,840,000	5,118,300
Gulfstream Natural Gas System 144A
4.60% 9/15/25 #	1,610,000	1,623,469
KazMunayGas National 144A
6.375% 4/9/21 #	1,015,000	997,237
Kinder Morgan Energy Partners
9.00% 2/1/19	3,895,000	4,604,065
Laredo Petroleum 7.375% 5/1/22	1,187,000	1,154,357
Lukoil International Finance 144A
3.416% 4/24/18 #	1,355,000	1,305,692
Marathon Oil 3.85% 6/1/25	3,325,000	2,949,375
MarkWest Energy Partners
4.875% 12/1/24	1,103,000	1,014,760
Murphy Oil USA 6.00% 8/15/23	1,485,000	1,525,837
Newfield Exploration
5.375% 1/1/26	3,085,000	2,838,200
5.625% 7/1/24	1,495,000	1,420,250
NiSource Finance 6.125% 3/1/22	2,120,000	2,472,685
Noble Energy 5.05% 11/15/44	1,790,000	1,555,601
Noble Holding International
4.00% 3/16/18	375,000	355,392
Oasis Petroleum 6.875% 3/15/22	1,514,000	1,207,112
ONGC Videsh 3.25% 7/15/19	800,000	805,768
PDC Energy 7.75% 10/15/22	409,000	409,000
Petrobras Global Finance
4.875% 3/17/20	486,000	353,565
Petroleos Mexicanos
144A 4.25% 1/15/25 #	1,070,000	981,725
6.50% 6/2/41	985,000	910,928
Petronas Global Sukuk 144A
2.707% 3/18/20 #	1,885,000	1,874,508
Plains All American Pipeline
8.75% 5/1/19	3,490,000	4,166,174
Pride International 6.875% 8/15/20	3,760,000	3,581,314
Regency Energy Partners
5.50% 4/15/23	623,000	605,867
5.875% 3/1/22	3,715,000	3,811,906
Sunoco Logistics Partners Operations
3.45% 1/15/23	2,820,000	2,455,377
Talisman Energy 5.50% 5/15/42	3,385,000	2,622,921
Weatherford International Bermuda
4.50% 4/15/22	1,205,000	975,919
Williams Partners
4.00% 9/15/25	2,770,000	2,403,908
7.25% 2/1/17	2,815,000	2,996,218
Woodside Finance
144A 3.65% 3/5/25 #	1,530,000	1,386,660
144A 8.75% 3/1/19 #	3,220,000	3,808,011
YPF
7.821% 8/15/18 @●	705,882	697,059
144A 8.75% 4/4/24 #	1,265,000	1,124,332
144A 8.875% 12/19/18 #	1,295,000	1,256,150
		101,050,876
Finance Companies – 1.07%
AerCap Ireland Capital 4.625% 7/1/22	1,525,000	1,523,094
Aviation Capital Group
144A 2.875% 9/17/18 #	155,000	155,053
144A 4.875% 10/1/25 #	1,085,000	1,080,931
144A 6.75% 4/6/21 #	1,885,000	2,118,269
Corp Financiera de Desarrollo
144A 4.75% 7/15/25 #	1,705,000	1,660,244
144A 5.25% 7/15/29 #●	825,000	812,625
General Electric Capital
2.10% 12/11/19	795,000	794,248

NQ-VIP- 866 [9/15] 11/15 (15499)	Diversified Income Series-11

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Finance Companies (continued)
General Electric Capital
144A 3.80% 6/18/19 #		1,555,000	$1,669,686
4.25% 1/17/18	NZD	420,000	274,376
5.55% 5/4/20		1,295,000	1,496,594
6.00% 8/7/19		2,675,000	3,095,400
7.125% 12/29/49 ●		3,800,000	4,393,750
Lazard Group 3.75% 2/13/25		1,495,000	1,429,278
Peachtree Corners Funding Trust 144A
3.976% 2/15/25 #		2,405,000	2,426,777
Temasek Financial I 144A
2.375% 1/23/23 #		1,615,000	1,601,289
			24,531,614
Healthcare – 1.04%
Community Health Systems
6.875% 2/1/22		4,884,000	4,999,800
DaVita HealthCare Partners
5.00% 5/1/25		3,801,000	3,658,463
HCA 5.375% 2/1/25		4,820,000	4,783,850
HealthSouth
5.125% 3/15/23		595,000	574,919
5.75% 11/1/24		455,000	450,450
144A 5.75% 9/15/25 #		485,000	471,663
IASIS Healthcare 8.375% 5/15/19		2,730,000	2,815,313
Immucor 11.125% 8/15/19		3,373,000	3,491,055
Kinetic Concepts 10.50% 11/1/18		822,000	862,483
Omnicare 5.00% 12/1/24		621,000	676,890
Tenet Healthcare 4.50% 4/1/21		1,005,000	993,694
			23,778,580
Insurance – 1.57%
Berkshire Hathaway Finance
2.90% 10/15/20		2,260,000	2,348,337
Five Corners Funding Trust 144A
4.419% 11/15/23 #		1,110,000	1,162,949
Highmark
144A 4.75% 5/15/21 #		1,255,000	1,305,277
144A 6.125% 5/15/41 #		525,000	532,694
HUB International 144A
7.875% 10/1/21 #		1,343,000	1,285,923
MetLife
3.60% 4/10/24		2,525,000	2,574,695
6.40% 12/15/36		110,000	120,175
6.817% 8/15/18		225,000	256,421
MetLife Capital Trust X 144A
9.25% 4/8/38 #		3,120,000	4,313,400
Prudential Financial
4.50% 11/15/20		795,000	872,602
5.375% 5/15/45 ●		1,730,000	1,719,187
5.625% 6/15/43 ●		1,765,000	1,825,893
TIAA Asset Management Finance
144A 2.95% 11/1/19 #		1,885,000	1,913,026
144A 4.125% 11/1/24 #		8,145,000	8,318,431
USI 144A 7.75% 1/15/21 #		268,000	263,310
Voya Financial 5.65% 5/15/53 ●		2,135,000	2,162,755
XLIT
4.45% 3/31/25		2,650,000	2,657,001
5.50% 3/31/45		1,305,000	1,232,605
6.50% 10/29/49 ●		1,410,000	1,123,065
			35,987,746
Media – 1.02%
Altice
144A 7.625% 2/15/25 #		500,000	442,813
144A 7.75% 5/15/22 #		620,000	565,750
Altice Financing 144A 6.625% 2/15/23 #		1,155,000	1,113,853
Altice U.S. Finance I 144A
5.375% 7/15/23 #		1,275,000	1,227,187
CCO Holdings
144A 5.125% 5/1/23 #		1,150,000	1,063,060
5.25% 9/30/22		645,000	606,300
Cequel Communications Holdings I 144A
6.375% 9/15/20 #		1,165,000	1,100,925
CSC Holdings 5.25% 6/1/24		4,217,000	3,336,701
DISH DBS 5.00% 3/15/23		889,000	746,760
Gray Television 7.50% 10/1/20		1,792,000	1,843,520
Nielsen Finance 144A 5.00% 4/15/22 #		940,000	914,150
Numericable-SFR 144A
6.00% 5/15/22 #		2,490,000	2,405,963
Sinclair Television Group
5.375% 4/1/21		1,968,000	1,931,100
Sirius XM Radio 144A 5.375% 4/15/25 #		3,756,000	3,596,370
Tribune Media 144A 5.875% 7/15/22 #		1,347,000	1,309,957
Virgin Media Finance 144A
6.375% 4/15/23 #		1,260,000	1,258,425
			23,462,834
Real Estate Investment Trusts – 0.99%
Alexandria Real Estate Equities
4.60% 4/1/22		1,780,000	1,873,099
Carey (W.P.) 4.60% 4/1/24		1,680,000	1,716,142
CBL & Associates
4.60% 10/15/24		2,510,000	2,458,362
5.25% 12/1/23		430,000	448,674
Corporate Office Properties
3.60% 5/15/23		1,750,000	1,644,603
5.25% 2/15/24		1,755,000	1,814,159
DDR
7.50% 4/1/17		1,075,000	1,163,808
7.875% 9/1/20		1,845,000	2,256,180
Education Realty Operating Partnership
4.60% 12/1/24		2,190,000	2,204,798
Excel Trust 4.625% 5/15/24		1,240,000	1,228,716
Hospitality Properties Trust
4.50% 3/15/25		2,025,000	1,987,973

NQ-VIP- 866 [9/15] 11/15 (15499)	Diversified Income Series-12

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Real Estate Investment Trusts (continued)
Omega Healthcare Investors 144A
5.25% 1/15/26 #	1,425,000	$1,451,363
Regency Centers 5.875% 6/15/17	575,000	613,536
UDR 4.00% 10/1/25	710,000	722,350
Ventas Realty 4.125% 1/15/26	1,250,000	1,262,575
		22,846,338
Services – 0.66%
AECOM 144A 5.875% 10/15/24 #	2,369,000	2,392,690
Algeco Scotsman Global Finance 144A
8.50% 10/15/18 #	1,895,000	1,667,979
Corrections of America 4.625% 5/1/23	1,071,000	1,033,515
DigitalGlobe 144A 5.25% 2/1/21 #	2,774,000	2,642,235
GEO Group
5.125% 4/1/23	770,000	766,150
5.875% 10/15/24	750,000	761,250
Mattamy Group 144A 6.50% 11/15/20 #	111,000	108,225
MGM Resorts International
6.00% 3/15/23	2,580,000	2,512,275
United Rentals North America
5.50% 7/15/25	3,445,000	3,233,994
5.75% 11/15/24	73,000	70,263
		15,188,576
Technology – 2.43%
Apple 3.45% 2/9/45	8,525,000	7,235,841
Baidu 2.75% 6/9/19	1,200,000	1,193,065
Cisco Systems 1.65% 6/15/18	2,730,000	2,750,972
First Data
11.25% 1/15/21	1,993,000	2,182,335
11.75% 8/15/21	1,073,000	1,193,713
Fiserv 3.85% 6/1/25	950,000	966,386
Flextronics International 144A
4.75% 6/15/25 #	2,635,000	2,559,165
Hewlett Packard Enterprise
144A 2.85% 10/5/18 #	1,390,000	1,388,221
144A 3.60% 10/15/20 #	1,335,000	1,334,626
144A 4.90% 10/15/25 #	1,610,000	1,605,573
Jabil Circuit 7.75% 7/15/16	330,000	342,375
Micron Technology
144A 5.25% 8/1/23 #	1,220,000	1,125,206
5.50% 2/1/25	1,840,000	1,692,800
144A 5.625% 1/15/26 #	1,288,000	1,162,420
Molex Electronic Technologies
144A 2.878% 4/15/20 #	1,930,000	1,910,899
144A 3.90% 4/15/25 #	1,970,000	1,923,530
Motorola Solutions 4.00% 9/1/24	2,115,000	1,912,047
Oracle
2.95% 5/15/25	4,410,000	4,304,747
3.25% 5/15/30	2,315,000	2,180,732
4.30% 7/8/34	995,000	999,473
QUALCOMM
3.00% 5/20/22	1,915,000	1,889,925
3.45% 5/20/25	1,780,000	1,682,844
Samsung Electronics America 144A
1.75% 4/10/17 #	3,005,000	3,008,525
Seagate HDD Cayman
4.75% 1/1/25	4,210,000	4,048,871
144A 4.875% 6/1/27 #	880,000	820,318
Tencent Holdings 144A
3.375% 5/2/19 #	2,635,000	2,681,226
Xerox 6.35% 5/15/18	1,560,000	1,723,110
		55,818,945
Transportation – 0.69%
Air Canada 2015-1 Class A Pass
Through Trust 144A 3.60%
3/15/27 #⧫	1,315,000	1,277,194
American Airlines 2014-1 Class A Pass
Through Trust 3.70% 10/1/26 ⧫	1,092,028	1,085,203
American Airlines 2015-1 Class A Pass
Through Trust 3.375% 5/1/27 ⧫	700,000	687,225
American Airlines 2015-2 Class AA Pass
Through Trust 3.60% 9/22/27 ⧫	475,000	476,757
Brambles USA 144A 5.35% 4/1/20 #	910,000	1,006,738
Burlington Northern Santa Fe
4.15% 4/1/45	1,625,000	1,520,231
HPHT Finance 15 144A
2.875% 3/17/20 #	1,615,000	1,614,659
Kansas City Southern de Mexico
3.00% 5/15/23	1,265,000	1,225,972
Trinity Industries 4.55% 10/1/24 @	2,345,000	2,219,160
United Airlines 2014-1
Class A Pass Through Trust
4.00% 4/11/26 ⧫	845,000	865,069
United Airlines 2014-2 Class A Pass
Through Trust 3.75% 9/3/26 ⧫	1,425,000	1,430,344
United Parcel Service 5.125% 4/1/19	2,180,000	2,443,355
		15,851,907
Utilities – 0.51%
AES 5.50% 4/15/25	3,607,000	3,174,160
American Water Capital
3.40% 3/1/25	2,085,000	2,115,322
4.30% 9/1/45	625,000	631,529
Calpine
5.375% 1/15/23	1,697,000	1,590,937
5.50% 2/1/24	1,998,000	1,868,130
Dynegy
5.875% 6/1/23	1,426,000	1,344,005

NQ-VIP- 866 [9/15] 11/15 (15499)	Diversified Income Series-13

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Utilities (continued)
Dynegy
7.375% 11/1/22	468,000	$474,435
7.625% 11/1/24	532,000	539,980
		11,738,498
Total Corporate Bonds
(cost $930,196,020)		912,261,969

Municipal Bonds - 0.99%
Atlanta, Georgia Water & Wastewater
Revenue
5.00% 11/1/40	1,305,000	1,482,558
California State Various Purpose
5.00% 3/1/45	2,270,000	2,576,246
Golden State, California Tobacco
Securitization Corporation Settlement
Revenue (Asset-Backed Senior Notes)
Series A-1 5.125% 6/1/47	920,000	763,710
Series A-1 5.75% 6/1/47	1,010,000	906,253
Golden State, California Tobacco
Securitization Enhanced
(Asset-Backed)
Series A 5.00% 6/1/40	3,910,000	4,336,620
Series A 5.00% 6/1/45	1,235,000	1,363,391
Maryland State Local Facilities 2nd Loan
Series A 5.00% 8/1/21	1,055,000	1,263,415
New Jersey Transportation Trust Fund
(Transportation Program) Series AA
5.00% 6/15/44	1,105,000	1,114,768
New York City, New York
Series I 5.00% 8/1/22	745,000	893,709
New York City, New York Water & Sewer
System
Series EE 5.00% 6/15/45	1,935,000	2,173,547
New York State Thruway Authority
Revenue
Series A 5.00% 5/1/19	1,020,000	1,154,059
Oregon State Taxable Pension
5.892% 6/1/27	5,000	6,053
Texas Private Activity Bond Surface
Transportation Revenue (Senior Lien
Note Mobility)
6.75% 6/30/43 (AMT)	780,000	948,870
Texas State Transportation Commission
(Senior Lien Mobility Fund) Series A
5.00% 10/1/44	3,290,000	3,752,804
Total Municipal Bonds
(cost $22,489,377)		22,736,003

Non-Agency Asset-Backed
Securities – 3.57%
AEP Texas Central Transition Funding II
Series 2006-A A4 5.17% 1/1/18	1,099,847	1,154,287
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	3,165,000	3,171,159
Series 2014-4 A2 1.43% 6/17/19	3,450,000	3,456,096
American Express Credit Account Master
Trust
Series 2013-2 A 0.627% 5/17/21 ●	960,000	960,294
American Express Credit Account
Secured Note Trust
Series 2012-4 A 0.447% 5/15/20 ●	6,750,000	6,739,524
Avis Budget Rental Car Funding AESOP
Series 2011-3A A 144A
3.41% 11/20/17 #	1,480,000	1,513,257
Series 2013-1A A 144A
1.92% 9/20/19 #	1,850,000	1,856,817
Series 2014-1A A 144A
2.46% 7/20/20 #	2,005,000	2,034,389
Bank of America Credit Card Trust
Series 2014-A3 A 0.497% 1/15/20 ●	1,745,000	1,743,993
Series 2015-A1 A 0.537% 6/15/20 ●	6,740,000	6,729,769
California Republic Auto Receivables
Trust
Series 2013-1 A2 144A
1.41% 9/17/18 #	350,288	351,267
Capital One Multi-Asset Execution Trust
Series 2007-A5 A5 0.247% 7/15/20 ●	2,900,000	2,882,333
Chase Issuance Trust
Series 2014-A5 A5 0.577% 4/15/21 ●	2,355,000	2,356,340
Series 2015-A4 A4 1.84% 4/15/22	2,600,000	2,597,920
Citibank Credit Card Issuance Trust
Series 2014-A9 A9
0.445% 11/23/18 ●	5,240,000	5,236,086
Discover Card Execution Note Trust
Series 2013-A1 A1 0.507% 8/17/20 ●	1,010,000	1,007,812
Series 2014-A1 A1 0.637% 7/15/21 ●	1,560,000	1,563,672
Series 2014-A3 A3 1.22% 10/15/19	200,000	200,664
Series 2015-A3 A 1.45% 3/15/21	2,060,000	2,059,728
FirstKey Lending Trust
Series 2015-SFR1 A 144A
2.553% 3/9/47 #	1,124,046	1,124,421
Ford Credit Auto Lease Trust
Series 2015-A A3 1.13% 6/15/18	1,665,000	1,664,139
Ford Credit Auto Owner Trust
Series 2014-2 A 144A
2.31% 4/15/26 #	1,320,000	1,338,813
Series 2015-2 A 144A
2.44% 1/15/27 #	1,190,000	1,209,310

NQ-VIP- 866 [9/15] 11/15 (15499)	Diversified Income Series-14

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed
Securities (continued)
Golden Credit Card Trust
Series 2014-2A A 144A
0.657% 3/15/21 #●	1,195,000	$1,190,453
Series 2015-2A A 144A
2.02% 4/15/22 #	1,485,000	1,483,910
GreatAmerica Leasing Receivables
Funding
Series 2013-1 B 144A
1.44% 5/15/18 #	305,000	304,860
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	2,989,000	2,972,665
Honda Auto Receivables Owner Trust
Series 2015-3 A3 1.27% 4/18/19	525,000	526,644
Hyundai Auto Lease Securitization Trust
Series 2015-A A3 144A
1.42% 9/17/18 #	3,400,000	3,409,795
Mid-State Trust XI
Series 11 A1 4.864% 7/15/38	10,801	11,439
MMAF Equipment Finance
Series 2014-AA A4 144A
1.59% 2/8/22 #	2,135,000	2,138,158
Penarth Master Issuer
Series 2015-1A A1 144A
0.613% 3/18/19 #●	885,000	882,480
PFS Financing
Series 2015-AA A 144A
0.827% 4/15/20 #●	750,000	745,775
Porsche Innovative Lease Owner Trust
Series 2015-1 A3 144A
1.19% 7/23/18 #	1,740,000	1,738,695
Progress Residential Trust
Series 2015-SFR2 A 144A
2.74% 6/12/32 #	1,210,000	1,196,524
Synchrony Credit Card Master Note
Trust
Series 2012-6 A 1.36% 8/17/20	1,865,000	1,865,884
Series 2015-2 A 1.60% 4/15/21	2,885,000	2,895,334
Volkswagen Credit Auto Master Trust
Series 2014-1A A2 144A
1.40% 7/22/19 #	5,050,000	5,031,007
Wendys Funding
Series 2015-1A A2I 144A
3.371% 6/15/45 #	2,700,000	2,713,262
Total Non-Agency Asset-Backed
Securities
(cost $82,082,813)		82,058,975

Non-Agency Collateralized Mortgage
Obligations – 0.66%
American Home Mortgage Investment
Trust
Series 2005-2 5A1 5.064% 9/25/35 ϕ	91,143	92,709
Banc of America Alternative Loan Trust
Series 2005-1 2A1 5.50% 2/25/20	111,080	113,028
Series 2005-3 2A1 5.50% 4/25/20	14,988	15,387
Series 2005-6 7A1 5.50% 7/25/20	99,779	97,297
ChaseFlex Trust
Series 2006-1 A4 4.798% 6/25/36 ●	1,490,000	1,276,978
CHL Mortgage Pass Through Trust
Series 2003-21 A1
2.739% 5/25/33 ⧫●	116	117
Citicorp Mortgage Securities Trust
Series 2006-3 1A9 5.75% 6/25/36	135,413	139,762
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.948% 11/25/36 ϕ	1,800,000	1,791,866
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2014-DN4 M2
2.594% 10/25/24 ●	785,000	790,982
Series 2015-DNA1 M2
2.044% 10/25/27 ●	385,000	383,130
Series 2015-HQ2 M2
2.144% 5/25/25 ●	770,000	755,234
JPMorgan Mortgage Trust
Series 2014-2 B1 144A
3.427% 6/25/29 #●	936,362	952,572
Series 2014-2 B2 144A
3.427% 6/25/29 #●	349,999	350,490
Series 2014-IVR6 2A4 144A
2.50% 7/25/44 #●	1,050,000	1,058,488
Series 2015-1 B1 144A
2.665% 12/25/44 #●	731,366	723,316
Series 2015-4 B1 144A
3.637% 6/25/45 #●	1,145,900	1,114,212
Series 2015-4 B2 144A
3.637% 6/25/45 #●	822,059	782,104
MASTR ARM Trust
Series 2003-6 1A2 2.45% 12/25/33 ●	9,681	9,619
Sequoia Mortgage Trust
Series 2013-11 B1 144A
3.69% 9/25/43 #●	1,065,570	1,060,680
Series 2014-2 A4 144A
3.50% 7/25/44 #●	1,537,370	1,562,173
Series 2015-1 B2 144A
3.899% 1/25/45 #●	886,823	898,798
Washington Mutual Mortgage Pass
Through Certificates
Series 2005-1 5A2 6.00% 3/25/35 ⧫	79,650	36,998

NQ-VIP- 866 [9/15] 11/15 (15499)	Diversified Income Series-15

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)
Non-Agency Collateralized Mortgage
Obligations (continued)
Wells Fargo Mortgage-Backed Securities
Trust
Series 2006-2 3A1 5.75% 3/25/36		443,628	$452,594
Series 2006-3 A11 5.50% 3/25/36		430,567	442,528
Series 2006-AR5 2A1
2.713% 4/25/36 ●		358,101	336,368
Total Non-Agency Collateralized
Mortgage Obligations
(cost $14,552,656)			15,237,430

Regional Bonds – 0.23% Δ
Argentina – 0.09%
Provincia de Buenos Aires 144A
9.95% 6/9/21 #		2,205,000	2,089,237
			2,089,237
Australia – 0.08%
New South Wales Treasury
4.00% 5/20/26	AUD	993,500	759,712
Queensland Treasury 144A
4.75% 7/21/25 #	AUD	1,228,000	977,040
			1,736,752
Canada – 0.06%
Province of Ontario Canada
3.45% 6/2/45	CAD	1,488,000	1,143,601
Province of Quebec Canada
6.00% 10/1/29	CAD	224,000	226,644
			1,370,245
Total Regional Bonds
(cost $5,765,682)			5,196,234

Senior Secured Loans – 9.90% «
21st Century Oncology Tranche B
1st Lien 6.50% 4/28/22		2,129,663	2,039,152
Accudyne Industries Borrower 1st Lien
4.00% 12/13/19		2,460,000	2,257,050
Air Medical Group Holdings Tranche B
1st Lien 4.50% 4/28/22		4,743,113	4,688,643
Albertson’s Tranche B4 1st Lien
5.50% 8/25/21		3,767,209	3,775,343
Altice Financing Tranche B 1st Lien
5.25% 2/4/22		2,758,088	2,766,133
Amaya Holdings 1st Lien 5.00% 8/1/21		2,451,313	2,430,438
American Tire Distributors 1st Lien
5.25% 9/26/21		1,323,350	1,325,004
Applied Systems 1st Lien
4.25% 1/23/21		3,184,880	3,179,762
Applied Systems 2nd Lien
7.50% 1/23/22		2,701,929	2,687,858
Atkore International 2nd Lien
7.75% 10/9/21		1,775,000	1,639,656
Avaya 1st Lien 4.694% 10/26/17		6,378,854	5,262,554
Axalta Coating Systems U.S. Holdings
1st Lien 3.75% 2/1/20		1,027,424	1,022,144
Beacon Roofing Supply tranche B
1st Lien 4.00% 9/25/22		225,000	225,000
Berry Plastics 1st Lien 4.00% 9/17/22		675,000	674,819
BJ’s Wholesale Club 1st Lien
4.50% 9/26/19		2,595,506	2,585,921
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20		2,560,000	2,544,000
Blue Ribbon 1st Lien 5.75% 11/13/21		1,622,848	1,625,553
Blue Ribbon 2nd Lien 9.25% 11/13/22		625,000	618,750
Builders FirstSourse Tranche B 1st Lien
6.00% 7/31/22		2,920,000	2,905,856
Burlington Coat Factory Warehouse
Tranche B3 1st Lien 4.25% 8/13/21		1,177,301	1,180,236
BWAY Holding Tranche B 1st Lien
5.50% 8/14/20		2,009,563	2,005,168
Caesars Growth Properties Holdings
Tranche B 1st Lien 6.25% 5/8/21		4,515,647	3,973,770
Calpine Construction Finance 1st Lien
3.00% 5/3/20		522,501	510,310
CCO Safari III Tranche H 1st Lien
3.25% 8/24/21		329,000	328,109
CCO Safari III Tranche I 1st Lien
3.50% 1/21/23		987,000	982,451
CDS U.S. Intermediate Holdings 1st Lien
6.25% 7/8/22		910,000	913,332
CDS U.S. Intermediate Holdings 2nd
Lien 9.25% 6/24/23		395,000	390,392
CityCenter Holdings Tranche B 1st Lien
4.25% 10/16/20		1,323,405	1,323,637
Communications Sales & Leasing
Tranche B 1st Lien 5.00% 10/24/22		3,266,813	3,066,720
Community Health Systems Tranche G
1st Lien 3.75% 12/31/19		2,229,819	2,231,213
Community Health Systems Tranche H
1st Lien 4.00% 1/27/21		4,536,721	4,546,171
CSC Holdings tranche B 1st Lien
5.00% 9/25/22		1,230,000	1,223,191
DAE Aviation Holdings 1st Lien
5.25% 7/7/22		1,095,000	1,096,711
DaVita HealthCare Partners Tranche B
1st Lien 3.50% 6/24/21		2,073,750	2,076,705
Drillship Ocean Ventures Tranche B
1st Lien 5.50% 7/25/21		1,895,703	1,264,197
Drillships Financing Holding 1st Lien
6.00% 3/31/21		3,963,933	2,348,631
Dynegy Tranche 1st Lien
4.00% 4/23/20		1,252,476	1,252,364
Emdeon 1st Lien 3.75% 11/2/18		1,480,326	1,477,858

NQ-VIP- 866 [9/15] 11/15 (15499)	Diversified Income Series-16

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Senior Secured Loans « (continued)
Endo Luxembourg Finance I Sarl
Tranche B 1st Lien 3.75% 9/25/22	1,095,000	$1,093,546
Energy Transfer Equity 1st Lien
3.25% 12/2/19	1,085,000	1,051,094
4.00% 12/2/19	924,765	912,242
First Data Tranche B 1st Lien
4.196% 3/24/21	4,439,831	4,443,778
First Data Tranche C1 1st Lien
3.696% 3/24/18	266,000	264,109
Flying Fortress 1st Lien 3.50% 6/30/17	282,500	282,368
FMG Resources August 2006 Pty
1st Lien 3.75% 6/30/19	4,541,813	3,735,642
Gardner Denver 1st Lien 4.25% 7/30/20	4,769,868	4,528,064
Gates Global 1st Lien 4.25% 7/3/21	1,034,550	984,440
Global Cash Access Tranche B 1st Lien
6.25% 12/19/20	2,914,735	2,919,291
Green Energy Partners Tranche B
1st Lien 6.50% 11/13/21	895,000	908,984
Hilton Worldwide Finance 1st Lien
3.50% 10/25/20	7,101,157	7,104,272
Houghton International 1st Lien
4.25% 12/20/19	403,588	403,398
Houghton International 2nd Lien
9.75% 12/21/20	570,000	570,000
Hudson’s Bay tranche B 1st Lien
4.75% 9/30/22	3,295,000	3,307,336
Huntsman International Tranche B
1st Lien 3.75% 10/1/21	2,421,700	2,367,212
Hyperion Insurance Group Tranche B
1st Lien 5.50% 4/30/22	1,766,125	1,773,484
IASIS Healthcare Tranche B 1st Lien
4.50% 5/3/18	1,754,893	1,758,916
IBC Capital 1st Lien 4.75% 9/15/21	1,166,141	1,131,156
iHeartCommunications Tranche D
1st Lien 6.944% 1/30/19	7,555,000	6,289,538
iHeartCommunications Tranche E
1st Lien 7.694% 7/30/19	455,343	381,919
Immucor 1st Lien 5.00% 8/19/18	3,839,093	3,823,095
Ineos U.S. Finance Tranche B 1st Lien
3.75% 12/15/20	2,402,767	2,349,456
4.25% 3/31/22	512,424	499,453
Informatica Tranche B 1st Lien
4.50% 6/3/22	770,000	765,107
Intelsat Jackson Holdings 1st Lien
3.75% 6/30/19	2,345,813	2,292,446
J.C. Penney 1st Lien 6.00% 5/22/18	1,583,839	1,576,910
KIK Custom Products 1st Lien
6.00% 8/27/22	3,955,000	3,879,195
Kinetic Concepts Tranche E1 1st Lien
4.50% 5/4/18	547,202	547,373
Landry’s Tranche B 1st Lien
4.00% 4/24/18	1,529,987	1,532,379
Level 3 Financing 1st Lien
4.00% 1/15/20	1,345,000	1,343,487
Linxens France 1st Lien 5.00% 7/11/22	795,000	792,681
Linxens France 2nd Lien 9.50% 7/11/23	645,000	646,881
LTS Buyer 1st Lien 4.00% 4/13/20	317,761	312,730
LTS Buyer 2nd Lien 8.00% 4/1/21	1,509,825	1,492,839
Marina District Finance Tranche B
1st Lien 6.50% 8/15/18	2,037,793	2,051,360
Mauser Holding Sarl 2nd Lien
8.75% 7/31/22	465,000	456,863
MGM Resorts International 1st Lien
3.50% 12/20/19	352,618	350,359
Moxie Patriot 1st Lien 6.75% 12/19/20	1,288,000	1,249,360
MPH Acquisition Holdings Tranche B
1st Lien 3.75% 3/31/21	3,092,296	3,058,667
Murray Energy Tranche B1 1st Lien
7.00% 4/14/17	1,950	1,787
Neiman Marcus Group 1st Lien
4.25% 10/25/20	805,909	790,569
New Albertsons 1st Lien 4.75% 6/27/21	695,145	695,058
Numericable U.S. 1st Lien
4.50% 5/21/20	4,147,442	4,145,713
Numericable U.S. Tranche B2 1st Lien
4.50% 5/21/20	3,588,103	3,569,603
Panda Liberty Tranche B 1st Lien
7.50% 8/21/20	2,830,000	2,716,800
PQ 1st Lien 4.00% 8/7/17	2,332,527	2,328,883
Prime Security Services Borrower
1st Lien 5.00% 7/1/21	3,285,000	3,289,517
Prime Security Services Borrower
2nd Lien 9.75% 7/1/22	2,740,000	2,712,600
Quickrete Holdings 2nd Lien
7.00% 3/30/21	804,632	808,655
Republic of Angola (Unsecured)
6.25% 12/16/23	4,385,000	3,902,650
Reynolds Group Holdings Tranche B
1st Lien 4.50% 12/1/18	2,805,091	2,810,350
Rite Aid 2nd Lien
4.875% 6/21/21	1,285,000	1,288,855
5.75% 8/21/20	2,975,000	3,012,188
RPI Finance Trust Tranche B4 1st Lien
3.50% 11/9/20	616,900	616,514
SAM Finance Lux Sarl Tranche B 1st
Lien 4.25% 12/17/20	3,200,251	3,213,254
Scientific Games International 1st Lien
6.00% 10/18/20	2,294,137	2,270,623
Scientific Games International
Tranche B2 1st Lien 6.00% 10/1/21	605,824	599,539
Sensus USA 1st Lien 4.50% 5/9/17	1,467,297	1,463,629

NQ-VIP- 866 [9/15] 11/15 (15499)	Diversified Income Series-17

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)
Senior Secured Loans « (continued)
Sensus USA 2nd Lien 8.50% 5/9/18		735,000	$731,325
SIG Combibloc PurchaseCo Sarl 1st Lien
4.25% 3/13/22		2,219,438	2,221,750
Sinclair Television Group Tranche B1
1st Lien 3.50% 7/30/21		982,538	977,625
Solenis International 1st Lien
4.25% 7/31/21		828,738	818,378
Solenis International 2nd Lien
7.75% 7/31/22		665,000	637,777
Spectrum Brands 1st Lien
3.75% 6/23/22		930,771	935,207
SS&C Technologies 1st Lien
4.00% 7/8/22		868,332	871,430
SS&C Technologies Tranche B2 1st Lien
4.00% 7/8/22		137,363	137,853
Stardust Finance Holdings Tranche B
1st Lien 6.50% 3/13/22		3,219,475	3,197,341
Summit Materials Tranche B 1st Lien
4.25% 7/17/22		1,092,263	1,090,897
SUPERVALU 1st Lien 4.50% 3/21/19		1,205,900	1,210,285
Surgical Care Affiliates Tranche B
1st Lien 4.25% 3/17/22		1,208,925	1,210,436
TransDigm Tranche E 1st Lien
3.50% 5/14/22		1,516,538	1,498,056
Tribune Media Tranche B 1st Lien
3.75% 12/27/20		1,092,263	1,089,191
U.S. Airways Tranche B1 1st Lien
3.50% 5/23/19		655,660	653,747
U.S. Airways Tranche B2 1st Lien
3.00% 11/23/16		232,260	231,897
Univar USA Tranche B 1st Lien
4.25% 7/1/22		351,000	346,119
Univision Communications 1st Lien
4.00% 3/1/20		487,313	484,267
Univision Communications Tranche C4
1st Lien 4.00% 3/1/20		4,991,823	4,955,078
USI 1st Lien 4.25% 12/27/19		1,896,667	1,883,233
Valeant Pharmaceuticals International
Tranche B-F1 1st Lien 4.00% 4/1/22		2,273,575	2,253,090
Valeant Pharmaceuticals International
1st Lien 3.75% 8/5/20		2,701,701	2,666,241
Varsity Brands Tranche B 1st Lien
5.00% 12/15/21		1,439,125	1,450,218
Weight Watchers International 1st Lien
3.20% 4/2/16		759,335	693,121
WideOpenWest Finance Tranche B
1st Lien 4.50% 4/1/19		1,935,480	1,925,198
Ziggo Tranche B 1st Lien
3.50% 1/15/22		831,881	819,749
Ziggo Tranche B1 1st Lien
3.50% 1/15/22		488,119	481,001
Total Senior Secured Loans
(cost $233,669,011)			227,383,529

Sovereign Bonds – 1.98% Δ
Australia – 0.08%
Australia Government Bond
3.25% 4/21/25	AUD	1,416,000	1,047,287
3.75% 4/21/37	AUD	900,000	683,062
			1,730,349
Brazil – 0.08%
Brazilian Government International Bond
5.00% 1/27/45		2,400,000	1,806,000
			1,806,000
Canada – 0.02%
Canadian Government Bond
2.75% 12/1/48	CAD	496,000	416,730
			416,730
Colombia – 0.06%
Colombia Government International
Bond 5.00% 6/15/45		1,631,000	1,406,737
			1,406,737
Costa Rica – 0.06%
Costa Rica Government International
Bond 5.625% 4/30/43		1,772,000	1,340,075
			1,340,075
Dominican Republic – 0.10%
Dominican Republic International Bond
144A 5.50% 1/27/25 #		2,300,000	2,231,000
			2,231,000
Germany – 0.03%
Bundesrepublik Deutschland
0.50% 2/15/25	EUR	683,000	761,195
			761,195
Hungary – 0.05%
Hungary Government International Bond
5.375% 3/25/24		1,106,000	1,202,775
			1,202,775
Indonesia – 0.11%
Indonesia Government International
Bond
144A 4.625% 4/15/43 #		2,325,000	1,952,693
144A 5.125% 1/15/45 #		600,000	528,650
			2,481,343
Italy – 0.10%
Italy Buoni Poliennali Del Tesoro
1.35% 4/15/22	EUR	2,117,000	2,385,754
			2,385,754

NQ-VIP- 866 [9/15] 11/15 (15499)	Diversified Income Series-18

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)
Sovereign Bonds Δ (continued)
Jamaica – 0.07%
Jamaica Government International Bond
6.75% 4/28/28		1,637,000	$1,649,277
			1,649,277
Japan – 0.02%
Japan Government 40 yr Bond
1.40% 3/20/55	JPY	56,650,000	456,804
			456,804
Kazakhstan – 0.06%
Kazakhstan Government International
Bond 144A 5.125% 7/21/25 #		1,505,000	1,456,087
			1,456,087
Mexico – 0.21%
Mexican Bonos
7.50% 6/3/27	MXN	19,211,000	1,241,593
10.00% 12/5/24	MXN	34,239,000	2,582,820
Mexico Government International Bond
3.60% 1/30/25		531,000	521,044
4.60% 1/23/46		600,000	536,250
			4,881,707
Norway – 0.02%
Kommunalbanken 5.00% 3/28/19	NZD	208,000	141,123
Norway Government Bond
144A 1.75% 3/13/25 #	NOK	1,603,000	193,304
144A 2.00% 5/24/23 #	NOK	1,227,000	151,771
			486,198
Pakistan – 0.06%
Pakistan Government International Bond
144A 7.875% 3/31/36 #		1,545,000	1,433,386
			1,433,386
Peru – 0.08%
Peruvian Government International Bond
4.125% 8/25/27		1,742,000	1,715,870
			1,715,870
Poland – 0.11%
Poland Government Bond
3.25% 7/25/25	PLN	9,081,000	2,475,804
			2,475,804
Portugal – 0.03%
Portugal Government International Bond
144A 5.125% 10/15/24 #		600,000	638,772
			638,772
Republic of Korea – 0.12%
Inflation Linked Korea Treasury Bond
1.125% 6/10/23	KRW	3,293,136,209	2,718,138
			2,718,138
Serbia – 0.07%
Republic of Serbia 144A
4.875% 2/25/20 #		1,635,000	1,655,634
			1,655,634
South Africa – 0.23%
South Africa Government Bond
8.00% 1/31/30	ZAR	43,586,000	2,931,192
South Africa Government International
Bond
5.375% 7/24/44		1,211,000	1,133,799
5.875% 9/16/25		1,100,000	1,174,250
			5,239,241
Sri Lanka – 0.08%
Sri Lanka Government International Bond
144A 6.125% 6/3/25 #		2,020,000	1,938,919
			1,938,919
United Kingdom – 0.13%
United Kingdom Gilt
3.25% 1/22/44	GBP	668,600	1,170,857
3.50% 1/22/45	GBP	340,300	622,893
United Kingdom Gilt Inflation Linked
0.125% 3/22/24	GBP	688,054	1,128,374
			2,922,124
Total Sovereign Bonds
(cost $48,373,764)			45,429,919

Supranational Banks – 0.40%
European Bank for Reconstruction &
Development 7.375% 4/15/19	IDR	14,120,000,000	869,512
Inter-American Development Bank
6.00% 9/5/17	INR	152,200,000	2,291,856
International Bank for Reconstruction &
Development
0.277% 4/17/19 ●		1,507,000	1,506,729
2.50% 11/25/24		1,507,000	1,550,079
3.75% 2/10/20	NZD	1,200,000	784,853
4.625% 10/6/21	NZD	2,668,000	1,817,261
International Finance 3.625% 5/20/20	NZD	472,000	306,930
Total Supranational Banks
(cost $9,983,334)			9,127,220

U.S. Treasury Obligations – 11.56%
U.S. Treasury Bonds
2.875% 8/15/45		541,000	540,845
3.00% 5/15/45 ∞		15,170,000	15,528,315
U.S. Treasury Notes
1.375% 8/31/20		295,000	295,388
1.375% 9/30/20		500,000	499,987
1.625% 7/31/20		157,425,000	159,369,199
2.00% 8/15/25		29,205,000	29,055,938

NQ-VIP- 866 [9/15] 11/15 (15499)	Diversified Income Series-19

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
U.S. Treasury Obligations (continued)
U.S. Treasury Notes
2.125% 5/15/25	59,890,000	$60,261,977
Total U.S. Treasury Obligations
(cost $263,210,101)		265,551,649

	Number of
	shares
Common Stock – 0.00%
Adelphia Recovery Trust =†	1	0
Century Communications =†	2,500,000	0
Total Common Stock (cost $75,684)		0

Convertible Preferred Stock – 0.37%
Alcoa 5.375% exercise price $19.39,
expiration date 10/1/17	14,000	467,600
Anadarko Petroleum 7.50% exercise
price $69.84, expiration date 6/7/18	11,838	443,096
Bank of America 7.25% exercise price
$50.00, expiration date 12/31/49	483	519,346
Chesapeake Energy 5.75% exercise
price $26.10, expiration date
12/31/49	727	298,070
Crown Castle International 4.50%
exercise price $87.58, expiration date
11/1/16	7,350	748,671
Dominion Resources 6.125% exercise
price $64.91, expiration date 4/1/16	11,530	637,724
Dynegy 5.375% exercise price $38.75,
expiration date 11/1/17 @	6,740	526,529
Exelon 6.50% exercise price $43.75,
expiration date 6/1/17	14,850	648,203
Halcon Resources 5.75% exercise price
$6.16, expiration date 12/31/49 @	802	90,927
Huntington Bancshares 8.50% exercise
price $11.95, expiration date
12/31/49 @	714	953,190
Intelsat 5.75% exercise price $22.05,
expiration date 5/1/16 @	25,488	476,626
Maiden Holdings 7.25% exercise price
$15.26, expiration date 9/15/16	20,865	1,058,586
T-Mobile US 5.50% exercise price
$31.02, expiration date 12/15/17	9,278	640,739
Wells Fargo 7.50% exercise price
$156.71, expiration date 12/31/49	813	949,584
Total Convertible Preferred Stock
(cost $11,125,326)		8,458,891

Preferred Stock – 0.52%
Ally Financial 144A 7.00% #	2,753	2,775,454
Bank of America 6.10% ●	1,445,000	1,410,681
Integrys Energy Group 6.00% @●	89,450	2,406,205
National Retail Properties 5.70%	26,425	647,148
PNC Preferred Funding Trust II 144A
1.56% #●	3,700,000	3,427,125
Public Storage 5.20%	48,200	1,144,268
USB Realty 144A 1.436% #●	300,000	273,000
Total Preferred Stock
(cost $11,652,406)		12,083,881

	Principal
	amount°
Short-Term Investments – 9.04%
Discount Notes – 5.35%≠
Federal Home Loan Bank
0.07% 10/5/15	48,988,118	48,988,020
0.104% 10/23/15	19,711,041	19,710,805
0.105% 11/3/15	6,728,223	6,727,886
0.14% 10/28/15	3,485,694	3,485,642
0.17% 1/21/16	12,751,743	12,746,987
0.185% 1/19/16	6,912,959	6,910,422
0.195% 12/2/15	9,791,100	9,789,416
0.295% 3/2/16	3,415,133	3,412,302
Freddie Mac 0.075% 10/1/15	11,137,286	11,137,286
		122,908,766
Repurchase Agreements – 3.69%
Bank of America Merrill Lynch
0.07%, dated 9/30/15, to be
repurchased on 10/1/15, repurchase
price $14,945,370 (collateralized by
U.S. government obligations
1.875%-3.625%
8/31/22-2/15/44;
market value $15,244,248)	14,945,341	14,945,341
Bank of Montreal
0.08%, dated 9/30/15, to be
repurchased on 10/1/15, repurchase
price $24,908,957 (collateralized by
U.S. government obligations
1.75%-3.00%
10/31/18-8/15/45;
market value $25,407,080)	24,908,902	24,908,902

NQ-VIP- 866 [9/15] 11/15 (15499)	Diversified Income Series-20

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.07%, dated 9/30/15, to be
repurchased on 10/1/15, repurchase
price $44,908,844 (collateralized by
U.S. government obligations
0.00%-3.25%
10/8/15-11/15/44;
market value $45,806,932)	44,908,757	$44,908,757
		84,763,000
Total Short-Term Investments
(cost $207,663,422)		207,671,766
Total Value of Securities - 105.67%
(cost $2,455,302,770)		$2,427,687,432
Liabilities Net of Receivables and Other Assets - (5.67%)✤		(130,302,547)
Net Assets Applicable to 222,031,319 Shares Outstanding - 100.00%		$2,297,384,885
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2015, the aggregate value of Rule 144A securities was $453,736,046, which represents 19.75% of the Series’ net assets.

@	Illiquid security. At Sept. 30, 2015, the aggregate value of illiquid securities was $35,280,389, which represents 1.54% of the Series’ net assets.
⧫

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

✤

Of this amount, $192,180,216 represents receivable for securities sold, $337,068,605 represents payable for securities purchased and $1,482,982 represents cash collateral for swap contracts as of Sept. 30, 2015.

=

Security is being fair valued in accordance with the Series’ fair valuation policy. At September 30, 2015, the aggregate value of fair valued securities was $0, which represents 0.00% of the Series’ net assets.

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of Sept. 30, 2015. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
∑	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Sept. 30, 2015.

ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Sept. 30, 2015.

NQ-VIP- 866 [9/15] 11/15 (15499)	Diversified Income Series-21

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at Sept. 30, 2015:

Foreign Currency Exchange Contracts						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	(3,947,490)	USD	2,797,389	10/16/15	$29,129
BAML	CAD	(3,954,870)	USD	2,971,118	10/16/15	7,677
BAML	EUR	650,889	USD	(737,116)	10/16/15	(9,633)
BAML	JPY	(354,065,751)	USD	2,917,819	10/16/15	(34,289)
BAML	NZD	(7,004,219)	USD	4,438,223	10/16/15	(34,486)
BNP	AUD	(3,057,456)	USD	2,166,758	10/16/15	22,653
BNP	NOK	1,661,966	USD	(196,067)	10/1/15	(848)
BNP	NOK	(15,582,489)	USD	1,858,039	10/16/15	28,141
DB	MXN	(14,850,302)	USD	880,412	10/16/15	3,953
HSBC	GBP	(1,488,945)	USD	2,286,901	10/16/15	34,600
JPMC	KRW	(3,144,599,940)	USD	2,652,999	10/16/15	1,506
JPMC	PLN	(2,687,620)	USD	711,829	10/16/15	4,905
JPMC	SEK	(1,168,881)	USD	137,734	10/16/15	(1,952)
TD	CAD	4,372,924	USD	(3,290,189)	10/16/15	(13,494)
TD	EUR	(1,745,590)	USD	1,966,340	10/16/15	15,338
TD	JPY	178,236,099	USD	(1,471,664)	10/16/15	14,423
						$67,623

Futures Contracts

					Unrealized
		Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		Cost (Proceeds)	Value	Date	(Depreciation)
(282)	E-mini S&P 500 Index	$(27,360,579)	$(26,912,670)	12/21/15	$447,909
502	Euro-Bund	86,133,120	87,612,400	12/8/15	1,479,280
1,618	U.S. Treasury 5 yr Notes	193,442,258	194,994,281	1/2/16	1,552,023
471	U.S. Treasury 10 yr Notes	60,212,486	60,633,890	12/22/15	421,404
197	U.S. Treasury Long Bonds	30,444,679	30,996,719	12/22/15	552,040
		$342,871,964			$4,452,656

Swap Contracts
CDS Contracts1

				Annual
				Protection		Unrealized
				Payments	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value[2]		(Receipts)	Date	(Depreciation)[3]
	Protection Purchased:
ICE	CITI - CDX.NA.HY.24		11,503,800	5.00%	6/20/20	$321,700
ICE	JPMC - ITRAXX Euro Crossover Series 24.1	EUR	7,515,000	5.00%	12/20/20	251,691
JPMC	CDX.EM.23		11,904,000	1.00%	6/20/20	342,370
JPMC	People’s Republic of China		4,754,000	1.00%	9/20/20	38,418
						$954,179

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values and foreign currency exchange contracts presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

NQ-VIP- 866 [9/15] 11/15 (15499)	Diversified Income Series-22

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

2Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(58,574).

Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BNP – Banque Paribas
CAD – Canadian Dollar
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Index Emerging Markets
CDX.NA.HY – Credit Default Swap Index North American High-Yield
CITI – Citigroup Global Markets
CLO – Collaterallized Loan Obligation
DB – Deutsche Bank
EUR – European Monetary Unit
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
HSBC – Hong Kong Shanghai Bank
ICE – IntercontinentalExchange, Inc.
IDR – Indonesian Rupiah
INR – Indian Rupee
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
LB – Lehman Brothers
MASTR – Mortgage Asset Securitization Transactions, Inc.
MXN – Mexican Peso
NOK – Norwegian Krone
NZD – New Zealand Dollar
PLN – Polish Zloty
REMIC – Real Estate Mortgage Investment Conduit
SEK – Swedish Krona
S.F. – Single Family
TBA – To be announced
TD – Toronto Dominion Bank
UBS – Union Bank of Switzerland
USD – U. S. Dollar
yr – Year
ZAR – South African Rand

NQ-VIP- 866 [9/15] 11/15 (15499)	Diversified Income Series-23

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Notes
September 30, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust-Delaware VIP Diversified Income Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-VIP- 866 [9/15] 11/15 (15499)	Diversified Income Series-24

(Unaudited)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2015:

Securities	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$654,517,401	$—	$654,517,401
Collateralized Debt Obligations	—	21,577,718	—	21,577,718
Corporate Debt	—	947,953,221	—	947,953,221
Foreign Debt	—	59,753,373	—	59,753,373
Municipal Bonds	—	22,736,003	—	22,736,003
Senior Secured Loans[1]	—	223,480,879	3,902,650	227,383,529
Common Stock	—	—	—	—
Convertible Preferred Stock[1]	7,550,548	908,343	—	8,458,891
Preferred Stock[1]	4,197,621	7,886,260	—	12,083,881
U.S. Treasury Obligations	—	265,551,649	—	265,551,649
Short-Term Investments	—	207,671,766	—	207,671,766
Total Value of Securities	$11,748,169	$2,412,036,613	$3,902,650	$2,427,687,432
Foreign Currency Exchange Contracts	$—	$67,623	$—	$67,623
Futures Contracts	4,452,656	—	—	4,452,656
Swap Contracts	—	954,179	—	954,179

The securities that have been deemed worthless on the “Schedule of investments” are considered to be Level 3 investments in this table.

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Senior Secured Loans	—	98.28%	1.72%	100.00%
Convertible Preferred Stock	89.26%	10.74%	—	100.00%
Preferred Stock	34.74%	65.26%	—	100.00%

During the period ended Sept. 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2015 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 866 [9/15] 11/15 (15499)	Diversified Income Series-25

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Schedule of investments
September 30, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 88.15% Δ
Argentina – 3.34%
Arcos Dorados Holdings Class A	449,841	$1,223,568
Cresud ADR @†	326,450	3,192,681
Grupo Clarin Class B GDR 144A #@=	209,100	3,508,035
IRSA Inversiones y Representaciones ADR @†	363,112	5,279,648
Pampa Energia ADR †	44,500	679,515
YPF ADR	106,800	1,626,564
		15,510,011
Bahrain – 0.12%
Aluminum Bahrain GDR 144A #@	91,200	560,415
		560,415
Brazil – 8.66%
AES Tiete	319,936	1,113,466
B2W Cia Digital †	826,120	3,081,387
Banco Santander Brasil ADR	476,000	1,499,400
Braskem ADR	78,499	661,747
BRF ADR	341,500	6,075,285
Centrais Eletricas Brasileiras †	711,800	955,002
Cia Brasileira de Distribuicao ADR	71,690	898,993
Cia Hering	514,500	1,821,744
Cia Siderurgica Nacional ADR	380,000	364,154
Cyrela Brazil Realty Empreendimentos e Participacoes	266,900	561,370
Fibria Celulose ADR	450,000	6,102,000
Gerdau	389,400	440,938
Gerdau ADR	444,900	609,513
Hypermarcas †	553,000	2,117,053
Itau Unibanco Holding ADR	665,500	4,405,610
JBS	393,784	1,667,415
Petroleo Brasileiro ADR †	488,906	2,126,741
Rumo Logistica Operadora Multimodal †	166,548	249,494
Telefonica Brasil ADR	79,963	730,062
Tim Participacoes ADR	500,000	4,725,000
		40,206,374
Chile – 0.66%
Sociedad Quimica y Minera de Chile ADR	212,100	3,083,934
		3,083,934
China – 20.51%
Alibaba Group Holding ADR †	50,000	2,948,500
Baidu ADR †	130,000	17,863,300
Bank of China	13,346,000	5,755,159
China Construction Bank	7,118,000	4,750,012
China Mengniu Dairy	724,000	2,552,992
China Mobile ADR	200,000	11,900,000
China Petroleum & Chemical	2,260,000	1,384,330
China Petroleum & Chemical ADR	42,234	2,599,080
China Unicom Hong Kong ADR	236,692	3,022,557
First Pacific	3,185,195	1,945,995
Fosun International	131,708	227,418
Hollysys Automation Technologies	129,100	2,256,668
Kunlun Energy	4,622,900	3,321,653
PetroChina Class H	3,000,000	2,089,182
PetroChina ADR	40,000	2,788,000
Qihoo 360 Technology ADR †	100,000	4,783,000
Qunar Cayman Islands ADR †	42,500	1,277,975
Shanda Games ADR †	97,232	651,454
SINA †	200,000	8,024,000
Sohu.com †	200,000	8,260,000
Tianjin Development Holdings	35,950	22,232
Tingyi Cayman Islands Holding	1,300,000	2,076,559
TravelSky Technology	3,700,441	4,680,132
		95,180,198
France – 2.05%
Sanofi ADR	200,000	9,494,000
		9,494,000
India – 5.22%
Cairn India	473,000	1,112,896
Indiabulls Real Estate GDR †	44,628	43,468
Rattanindia Infrastructure GDR =†	131,652	4,218
Reliance Communications †	1,194,362	1,240,288
Reliance Industries	800,000	10,543,716
Reliance Industries GDR 144A #	430,000	11,180,000
Sify Technologies ADR	91,200	95,760
		24,220,346
Indonesia – 0.19%
Tambang Batubara Bukit Asam Persero	2,241,097	863,109
		863,109
Malaysia – 1.28%
Hong Leong Bank	1,549,790	4,635,292
UEM Sunrise	4,748,132	1,328,932
		5,964,224
Mexico – 6.98%
America Movil Class L ADR	210,742	3,487,780
Cemex ADR †	468,000	3,271,320
Empresas ICA †	1,105,736	462,033
Fomento Economico Mexicano ADR	98,307	8,773,900
Grupo Financiero Banorte Class O	754,700	3,698,587
Grupo Lala	606,200	1,432,747
Grupo Televisa ADR	432,500	11,253,650
		32,380,017
Peru – 0.16%
Cia de Minas Buenaventura ADR	125,440	747,622
		747,622
Poland – 1.00%
Jastrzebska Spolka Weglowa †	26,987	80,963
Polski Koncern Naftowy Orlen	261,369	4,563,738
		4,644,701
Republic of Korea – 18.70%
CJ	45,695	10,203,736
Hite Jinro	150,000	2,889,187

NQ-VIP-868 [9/15] 11/15 (15509)	Emerging Markets Series-1

Delaware VIP® Emerging Markets Series
Schedule of investments (continued)

	Number of	Value
	shares	(U.S. $)
Common Stock Δ (continued)
Republic of Korea (continued)
KB Financial Group ADR	165,996	$4,878,622
KCC	3,272	1,143,136
KT †	99,830	2,594,276
LG Display ADR	188,309	1,788,935
LG Electronics	62,908	2,430,086
LG Uplus	500,000	5,117,994
Lotte Chilsung Beverage	8	16,283
Lotte Confectionery	2,904	5,393,116
Samsung Electronics	19,654	18,857,424
Samsung Life Insurance	71,180	5,952,548
Samsung SDI	17,625	1,621,538
SK Communications †	95,525	693,277
SK Hynix	120,000	3,422,520
SK Telecom	16,491	3,658,356
SK Telecom ADR	660,000	16,104,000
		86,765,034
Russia – 4.82%
Chelyabinsk Zinc Plant GDR @†	69,200	464,104
Enel OGK-5 GDR	15,101	8,828
Etalon Group GDR 144A #=	354,800	583,646
Gazprom ADR	783,900	3,162,535
Lukoil ADR (London International Exchange)	133,500	4,547,055
MegaFon GDR	234,178	2,845,263
Mobile TeleSystems ADR	154,402	1,114,782
Sberbank of Russia @=	3,308,402	3,810,964
Surgutneftegas ADR	294,652	1,507,756
Volga Territorial Generating †	25,634	233
VTB Bank GDR	861,186	1,744,349
VTB Bank OJSC	411,634,850	427,088
Yandex Class A †	200,000	2,146,000
		22,362,603
South Africa – 3.08%
ArcelorMittal South Africa †	374,610	231,115
Impala Platinum Holdings †	135,751	377,018
Sasol	76,270	2,136,524
Sasol ADR	65,127	1,811,833
Standard Bank Group	287,970	2,811,784
Sun International	168,124	1,058,719
Tongaat-Hulett	182,915	1,423,745
Vodacom Group	444,868	4,425,153
		14,275,891
Taiwan – 8.30%
Formosa Chemicals & Fibre	2,128,998	4,329,795
Hon Hai Precision Industry	1,005,188	2,620,632
MediaTek	1,000,000	7,426,394
Mitac Holdings	6,600,000	4,103,024
President Chain Store	890,000	5,539,291
Taiwan Semiconductor Manufacturing	2,375,864	9,502,217
United Microelectronics	6,688,461	2,192,563
United Microelectronics ADR	889,700	1,441,314
Walsin Lihwa †	6,477,100	1,377,959
		38,533,189
Thailand – 0.86%
Bangkok Bank-Foreign	638,091	2,798,582
PTT Exploration & Production-Foreign	617,051	1,188,269
		3,986,851
Turkey – 0.84%
Turkcell Iletisim Hizmetleri	368,462	1,285,743
Turkiye Sise ve Cam Fabrikalari	2,739,052	2,600,001
		3,885,744
United Kingdom – 0.23%
Anglo American ADR	92,815	382,398
Griffin Mining @†	1,642,873	690,924
		1,073,322
United States – 1.15%
Avon Products	241,200	783,900
Yahoo †	157,300	4,547,543
		5,331,443
Total Common Stock (cost $541,060,392)		409,069,028

Exchange-Traded Fund – 1.50%
iShares MSCI Turkey ETF	190,000	6,942,600
Total Exchange-Traded Fund (cost $8,387,114)		6,942,600

Preferred Stock – 5.27% Δ
Brazil – 1.05%
Braskem Class A 2.91%	288,768	1,220,557
Centrais Eletricas Brasileiras Class B 1.06%	233,700	518,063
Petroleo Brasileiro Class A ADR †	403,795	1,485,966
Vale Class A 8.89%	489,400	1,641,536
		4,866,122
Republic of Korea – 2.32%
CJ 0.83% @	28,030	3,022,829
Samsung Electronics 2.03%	9,995	7,758,909
		10,781,738
Russia – 1.90%
AK Transneft =†	3,887	8,818,146
		8,818,146
Total Preferred Stock (cost $28,454,111)		24,466,006

NQ-VIP-868 [9/15] 11/15 (15509)	Emerging Markets Series-2

Delaware VIP® Emerging Markets Series
Schedule of investments (continued)

	Number of	Value
	shares	(U.S. $)
Participation Notes – 0.00%
Lehman Indian Oil
CW 12 LEPO 144A #=†	100,339	$0
Lehman Oil & Natural Gas
CW 12 LEPO =†	146,971	0
Total Participation Notes
(cost $4,952,197)		0

Rights – 0.00%
Fosun International
exercise price HKD 13.42, expiration
date 10/19/15 †	14,751	0
Total Rights (cost $0)		0

	Principal
	amount
Short-Term Investments – 4.87%
Repurchase Agreements – 4.87%
Bank of America Merrill Lynch
0.07%, dated 9/30/15, to be
repurchased on 10/1/15, repurchase
price $3,981,647 (collateralized by
U.S. government obligations
1.875%-3.625%
8/31/22-2/15/44;
market value $4,061,272)	3,981,639	3,981,639
Bank of Montreal
0.08%, dated 9/30/15, to be
repurchased on 10/1/15, repurchase
price $6,636,080 (collateralized by
U.S. government obligations
1.75%-3.00%
10/31/18-8/15/45;
market value $6,768,787)	6,636,066	6,636,066
BNP Paribas
0.07%, dated 9/30/15, to be
repurchased on 10/1/15, repurchase
price $11,964,318 (collateralized by
U.S. government obligations
0.00%-3.25%
10/8/15-11/15/44;
market value $12,203,581)	11,964,295	11,964,295
		22,582,000
Total Short-Term Investments
(cost $22,582,000)		22,582,000

Total Value of Securities – 99.79%
(cost $605,435,814)		463,059,634
Receivables and Other Assets Net of Liabilities – 0.21%		978,270
Net Assets Applicable to 30,204,807 Shares Outstanding – 100.00%		$464,037,904
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2015, the aggregate value of Rule 144A securities was $15,832,096, which represents 3.41% of the Series’ net assets.

@	Illiquid security. At Sept. 30, 2015, the aggregate value of illiquid securities was $20,529,600, which represents 4.42% of the Series’ net assets.
=

Security is being fair valued in accordance with the Series’ fair valuation policy. At Sept. 30, 2015, the aggregate value of fair valued securities was $16,725,009, which represents 3.60% of the Series’ net assets.

†	Non-income-producing security.
Δ	Securities have been classified by country of origin.

Summary of Abbreviations:
ADR – American Depositary Receipt
ETF – Exchange Traded Fund
GDR – Global Depositary Receipt
HKD – Hong Kong Dollar
LEPO – Low Exercise Price Option

NQ-VIP-868 [9/15] 11/15 (15509)	Emerging Markets Series-3

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Notes
September 30, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust - Delaware VIP Emerging Markets Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts (and foreign cross currency exchange contracts) are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-VIP-868 [9/15] 11/15 (15509)	Emerging Markets Series-4

(Unaudited)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2015:

Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$12,001,976	$3,508,035	$—	$15,510,011
Bahrain	560,415	—	—	560,415
Brazil	40,206,374	—	—	40,206,374
Chile	3,083,934	—	—	3,083,934
China	66,374,534	28,805,664	—	95,180,198
France	9,494,000	—	—	9,494,000
India	11,319,228	12,901,118	—	24,220,346
Indonesia	—	863,109	—	863,109
Malaysia	—	5,964,224	—	5,964,224
Mexico	32,380,017	—	—	32,380,017
Peru	747,622	—	—	747,622
Poland	80,963	4,563,738	—	4,644,701
Republic of Korea	22,771,557	63,993,477	—	86,765,034
Russia	8,323,559	14,039,044	—	22,362,603
South Africa	3,466,693	10,809,198	—	14,275,891
Taiwan	1,441,314	37,091,875	—	38,533,189
Thailand	1,188,269	2,798,582	—	3,986,851
Turkey	—	3,885,744	—	3,885,744
United Kingdom	1,073,322	—	—	1,073,322
United States	5,331,443	—	—	5,331,443
Exchange-Traded Fund	6,942,600	—	—	6,942,600
Preferred Stock[1]	4,866,122	19,599,884	—	24,466,006
Short-Term Investments	—	22,582,000	—	22,582,000
Total Value of Securities	$231,653,942	$231,405,692	$—	$463,059,634
____________________

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 32.24% and 67.76%, respectively, of the total market value of this security type. Level 1 investments represent exchange-traded investments while Level 2 investments represent matrix-priced investments.

The securities that have been deemed worthless on the “Schedule of investments” are considered to be Level 3 securities in this table.

As a result of utilizing international fair value pricing at Sept. 30, 2015, a portion of the Series’ common stock was categorized as Level 2.

During the period ended Sept. 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Series occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Series’ net asset value is determined) will be established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Series’ net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2015 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP-868 [9/15] 11/15 (15509)	Emerging Markets Series-5

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Schedule of investments
September 30, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 97.76%
Consumer Discretionary – 23.67%
Coupons.com †	689,000	$6,201,000
DineEquity	326,484	29,925,523
Dunkin’ Brands Group	429,911	21,065,639
Liberty TripAdvisor Holdings Class A †	186,825	4,141,910
Outfront Media	946,067	19,678,194
Pandora Media †	836,632	17,853,727
Sally Beauty Holdings †	1,211,401	28,770,774
Shutterstock †	338,945	10,249,697
		137,886,464
Energy – 3.15%
Core Laboratories (Netherlands)	183,706	18,333,859
		18,333,859
Financial Services – 22.14%
Affiliated Managers Group †	97,575	16,684,349
Equity Commonwealth †	1,152,900	31,404,996
Heartland Payment Systems	602,148	37,941,345
LendingClub †	621,675	8,224,760
MSCI Class A	499,685	29,711,270
WisdomTree Investments	311,975	5,032,157
		128,998,877
Healthcare – 11.59%
ABIOMED †	273,849	25,402,233
athenahealth †	90,857	12,115,781
Bio-Techne	324,200	29,975,532
		67,493,546
Producer Durables – 13.61%
Expeditors International of Washington	491,848	23,141,448
Graco	422,759	28,337,536
Zebra Technologies †	362,983	27,786,349
		79,265,333
Technology – 17.82%
Arista Networks †	141,675	8,669,093
Blackbaud	537,889	30,186,331
Ellie Mae †	127,675	8,499,325
Logitech International Class R	1,317,145	17,179,095
NIC	796,209	14,100,861
VeriFone Systems †	780,913	21,654,717
Yelp †	161,500	3,498,090
		103,787,512
Utilities – 5.78%
j2 Global	475,129	33,662,890
		33,662,890
Total Common Stock
(cost $400,941,296)		569,428,481

	Principal
	amount°
Short-Term Investments – 2.50%
Discount Notes – 2.50% ≠
Federal Home Loan Bank
0.07% 10/5/15	4,890,149	4,890,139
0.105% 11/3/15	748,356	748,319
0.117% 10/23/15	3,072,196	3,072,159
0.14% 10/28/15	387,808	387,802
0.17% 1/21/16	742,016	741,739
0.185% 1/19/16	785,037	784,749
0.195% 12/2/15	1,111,879	1,111,688
0.295% 3/2/16	379,958	379,643
Freddie Mac 0.075% 10/1/15	2,459,994	2,459,994
		14,576,232
Total Short-Term Investments
(cost $14,575,361)		14,576,232
Total Value of Securities – 100.26%
(cost $415,516,657)		584,004,713
Liabilities Net of Receivables and Other Assets – (0.26%)		(1,499,181)
Net Assets Applicable to 21,055,259 Shares Outstanding – 100.00%		$582,505,532
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

NQ-VIP- 874 [9/15] 11/15 (15503)	Smid Cap Growth Series-1

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Notes
September 30, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP Trust –Delaware VIP Smid Cap Growth Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2015:

Securities	Level 1	Level 2	Total
Common Stock
Consumer Discretionary	$137,886,464	$—	$137,886,464
Energy	18,333,859	—	18,333,859
Financial Services	128,998,877	—	128,998,877
Healthcare	67,493,546	—	67,493,546
Producer Durables	79,265,333	—	79,265,333
Technology	86,608,417	17,179,095	103,787,512
Utilities	33,662,890	—	33,662,890
Short-Term Investments	—	14,576,232	14,576,232
Total Value of Securities	$552,249,386	$31,755,327	$584,004,713

NQ-VIP- 874 [9/15] 11/15 (15503)	Smid Cap Growth Series-2

(Unaudited)

During the period ended Sept. 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Series occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Series’ net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Series’ net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Sept. 30, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2015 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 874 [9/15] 11/15 (15503)	Smid Cap Growth Series-3

Delaware VIP® Trust — Delaware VIP High Yield Series
Schedule of investments
September 30, 2015 (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds – 89.28%
Automotive – 1.89%
American Tire Distributors 144A
10.25% 3/1/22 #	1,200,000	$1,230,000
Gates Global 144A 6.00% 7/15/22 #	1,920,000	1,555,200
International Automotive Components
Group 144A 9.125% 6/1/18 #	1,808,000	1,844,160
Meritor 6.75% 6/15/21	930,000	939,300
		5,568,660
Banking – 3.30%
Credit Suisse Group 144A
7.50% 12/11/49 #●	1,820,000	1,900,581
ING Groep 6.50% 12/29/49 ●	1,335,000	1,274,091
JPMorgan Chase 6.75% 8/29/49 ●	1,605,000	1,673,213
Lloyds Banking Group 7.50% 4/30/49 ●	1,650,000	1,688,610
Popular 7.00% 7/1/19	1,805,000	1,721,519
Royal Bank of Scotland Group
8.00% 12/29/49 ●	670,000	676,700
Societe Generale 144A
8.00% 9/29/49 #●	805,000	795,330
		9,730,044
Basic Industry – 8.92%
AK Steel
7.625% 5/15/20 @	1,314,000	691,493
7.625% 10/1/21	670,000	363,475
ArcelorMittal
5.125% 6/1/20	420,000	381,192
6.125% 6/1/25	410,000	333,125
6.25% 3/1/21	485,000	439,226
Blue Cube Spinco 144A
10.00% 10/15/25 #	315,000	328,781
Builders FirstSource
144A 7.625% 6/1/21 #	1,710,000	1,786,950
144A 10.75% 8/15/23 #	1,785,000	1,791,694
Cemex 144A 7.25% 1/15/21 #	1,495,000	1,495,000
Chemours
144A 6.625% 5/15/23 #	585,000	394,875
144A 7.00% 5/15/25 #	1,445,000	953,700
CPG Merger Sub 144A 8.00% 10/1/21 #	1,300,000	1,300,000
FMG Resources August 2006 Pty 144A
9.75% 3/1/22 #	955,000	891,731
Hexion
6.625% 4/15/20	650,000	555,750
10.00% 4/15/20	820,000	789,250
Joseph T Ryerson & Son
9.00% 10/15/17	1,310,000	1,172,450
11.25% 10/15/18 @	438,000	399,675
Kissner Milling 144A 7.25% 6/1/19 #	795,000	751,275
Lundin Mining 144A 7.875% 11/1/22 #	1,770,000	1,703,625
NCI Building Systems 144A
8.25% 1/15/23 #	865,000	910,413
New Gold
144A 6.25% 11/15/22 #	1,310,000	1,103,675
144A 7.00% 4/15/20 #	280,000	262,850
Rayonier AM Products 144A
5.50% 6/1/24 #	2,035,000	1,536,425
Steel Dynamics 5.50% 10/1/24	1,295,000	1,190,591
Summit Materials 6.125% 7/15/23	735,000	712,950
TPC Group 144A 8.75% 12/15/20 #	2,717,000	2,336,620
Tronox Finance 144A 7.50% 3/15/22 #	1,160,000	736,600
Tupy Overseas 144A 6.625% 7/17/24 #	525,000	464,625
Wise Metals Intermediate Holdings 144A
9.75% 6/15/19 #	535,000	516,944
		26,294,960
Capital Goods – 5.17%
Accudyne Industries Borrower 144A
7.75% 12/15/20 #	1,380,000	1,204,050
Ardagh Packaging Finance 144A
6.00% 6/30/21 #	1,535,000	1,473,600
Berry Plastics Escrow 144A
6.00% 10/15/22 #	1,120,000	1,128,400
BWAY Holding 144A 9.125% 8/15/21 #	975,000	945,750
Gardner Denver 144A 6.875% 8/15/21 #	2,720,000	2,420,800
KLX 144A 5.875% 12/1/22 #	1,505,000	1,471,604
Milacron 144A 7.75% 2/15/21 #	350,000	358,750
Owens-Brockway Glass Container 144A
5.875% 8/15/23 #	340,000	342,763
Plastipak Holdings 144A
6.50% 10/1/21 #	1,875,000	1,800,000
Signode Industrial Group 144A
6.375% 5/1/22 #	1,700,000	1,615,000
StandardAero Aviation Holdings 144A
10.00% 7/15/23 #	900,000	895,500
TransDigm
6.50% 7/15/24	1,090,000	1,029,887
144A 6.50% 5/15/25 #	600,000	566,250
		15,252,354
Consumer Cyclical – 6.45%
AVINTIV Specialty Materials
6.875% 6/1/19	2,050,000	2,181,917
Beacon Roofing Supply 144A
6.375% 10/1/23 #	585,000	589,387
Boyd Gaming 6.875% 5/15/23	1,215,000	1,239,300
Caesars Growth Properties Holdings
9.375% 5/1/22	1,150,000	905,625
Caleres 144A 6.25% 8/15/23 #	1,050,000	1,057,875
Landry’s 144A 9.375% 5/1/20 #	2,652,000	2,844,270
Midas Intermediate Holdco II 144A
7.875% 10/1/22 #	780,000	764,400
Mohegan Tribal Gaming Authority 144A
9.75% 9/1/21 #	785,000	802,663

NQ-VIP- 876 [9/15] 11/15 (15505)	High Yield Series-1

Delaware VIP® High Yield Series
Schedule of investments (continued)
(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Neiman Marcus Group 144A PIK 8.75%
10/15/21 #❆	1,560,000	$1,614,600
Party City Holdings 144A
6.125% 8/15/23 #	485,000	491,063
PF Chang’s China Bistro 144A
10.25% 6/30/20 #	791,000	773,203
Rite Aid 144A 6.125% 4/1/23 #	1,785,000	1,778,306
RSI Home Products 144A
6.50% 3/15/23 #	1,045,000	1,050,225
Sabre GLBL 144A 5.375% 4/15/23 #	715,000	707,850
Tempur Sealy International 144A
5.625% 10/15/23 #	450,000	453,937
Wynn Las Vegas 144A 5.50% 3/1/25 #	2,045,000	1,761,256
		19,015,877
Consumer Non-Cyclical – 5.23%
Cott Beverages
5.375% 7/1/22	450,000	437,058
6.75% 1/1/20	1,430,000	1,472,900
JBS Investments
144A 7.25% 4/3/24 #	445,000	429,425
144A 7.75% 10/28/20 #	713,000	734,390
JBS USA 144A 5.75% 6/15/25 #	3,375,000	3,121,875
Kronos Acquisition Holdings 144A
9.00% 8/15/23 #	1,650,000	1,485,000
Post Holdings
7.375% 2/15/22	970,000	988,187
144A 7.75% 3/15/24 #	400,000	411,000
Prestige Brands 144A
5.375% 12/15/21 #	1,255,000	1,229,900
Spectrum Brands
144A 6.125% 12/15/24 #	2,040,000	2,111,400
6.625% 11/15/22	1,045,000	1,110,313
SUPERVALU 7.75% 11/15/22	1,870,000	1,879,350
		15,410,798
Energy – 9.60%
Baytex Energy 144A 5.625% 6/1/24 #	1,005,000	798,975
California Resources
5.50% 9/15/21	1,640,000	1,008,600
6.00% 11/15/24	205,000	122,872
Calumet Specialty Products Partners
7.625% 1/15/22	2,249,000	2,102,815
Chaparral Energy
7.625% 11/15/22	1,085,000	325,500
8.25% 9/1/21	928,000	287,123
Chesapeake Energy
4.875% 4/15/22	1,600,000	1,052,000
5.75% 3/15/23	750,000	492,890
6.125% 2/15/21	10,000	7,019
6.50% 8/15/17	350,000	317,625
Comstock Resources 144A
10.00% 3/15/20 #	1,930,000	1,351,000
CSI Compressco 7.25% 8/15/22	1,205,000	988,100
Energy Transfer Equity 5.875% 1/15/24	1,560,000	1,412,580
EP Energy 6.375% 6/15/23	795,000	590,780
Exterran Partners 6.00% 4/1/21	830,000	705,500
Genesis Energy
5.75% 2/15/21	1,555,000	1,422,825
6.75% 8/1/22	575,000	542,513
Halcon Resources 144A
8.625% 2/1/20 #	1,715,000	1,432,025
Laredo Petroleum
5.625% 1/15/22	885,000	796,500
7.375% 5/1/22	1,080,000	1,050,300
MarkWest Energy Partners
4.875% 12/1/24	785,000	722,200
Murphy Oil USA 6.00% 8/15/23	745,000	765,487
Northern Oil & Gas 8.00% 6/1/20	1,305,000	977,119
NuStar Logistics 6.75% 2/1/21	1,250,000	1,240,227
Oasis Petroleum 6.875% 3/15/22	2,035,000	1,622,505
Ocean Rig UDW 144A 7.25% 4/1/19 #	804,000	450,996
PDC Energy 7.75% 10/15/22	1,210,000	1,210,000
Pioneer Energy Services
6.125% 3/15/22	1,795,000	1,023,150
Rose Rock Midstream 144A
5.625% 11/15/23 #	830,000	726,250
Sabine Pass Liquefaction 144A
5.625% 3/1/25 #	620,000	548,700
Targa Resources Partners 144A
6.75% 3/15/24 #	1,560,000	1,491,750
Transocean
4.30% 10/15/22	450,000	280,125
6.875% 12/15/21	570,000	426,599
		28,292,650
Financial Services – 0.99%
Communications Sales & Leasing
8.25% 10/15/23	645,000	554,700
Infinity Acquisition 144A 7.25% 8/1/22 #	750,000	675,000
James Hardie International Finance 144A
5.875% 2/15/23 #	1,670,000	1,699,225
		2,928,925
Healthcare – 8.06%
Air Medical Merger Sub 144A
6.375% 5/15/23 #	2,140,000	1,952,750
Community Health Systems
6.875% 2/1/22	2,470,000	2,528,564
DaVita HealthCare Partners
5.00% 5/1/25	325,000	312,813
5.125% 7/15/24	415,000	408,308
HCA 5.375% 2/1/25	1,510,000	1,498,675
HealthSouth
5.75% 11/1/24	775,000	767,250

NQ-VIP- 876 [9/15] 11/15 (15505)	High Yield Series-2

Delaware VIP® High Yield Series
Schedule of investments (continued)
(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Healthcare (continued)
HealthSouth
144A 5.75% 11/1/24 #	775,000	$767,250
144A 5.75% 9/15/25 #	435,000	423,037
Hill-Rom Holdings 144A 5.75% 9/1/23 #	940,000	947,050
IASIS Healthcare 8.375% 5/15/19	2,745,000	2,830,781
Immucor 11.125% 8/15/19	3,506,000	3,628,710
Kinetic Concepts 10.50% 11/1/18	614,000	644,239
Mallinckrodt International Finance
4.75% 4/15/23	155,000	134,753
144A 5.50% 4/15/25 #	720,000	644,400
144A 5.625% 10/15/23 #	810,000	738,113
Sterigenics-Nordion Holdings 144A
6.50% 5/15/23 #	1,675,000	1,666,625
Tenet Healthcare
5.00% 3/1/19	660,000	641,025
6.75% 6/15/23	300,000	299,250
8.125% 4/1/22	1,680,000	1,789,872
Valeant Pharmaceuticals International
144A 5.875% 5/15/23 #	385,000	368,878
144A 6.125% 4/15/25 #	790,000	754,450
		23,746,793
Insurance – 1.51%
HUB International 144A
7.875% 10/1/21 #	1,800,000	1,723,500
USI 144A 7.75% 1/15/21 #	1,600,000	1,572,000
XLIT 6.50% 10/29/49 ●	1,443,000	1,149,349
		4,444,849
Media – 10.68%
Altice
144A 7.625% 2/15/25 #	615,000	544,659
144A 7.75% 5/15/22 #	1,655,000	1,510,187
Altice Financing 144A 6.625% 2/15/23 #	465,000	448,434
Altice US Finance 144A
7.75% 7/15/25 #	1,270,000	1,123,950
Cablevision Systems 5.875% 9/15/22	490,000	372,400
CCO Holdings
144A 5.375% 5/1/25 #	620,000	566,525
144A 5.875% 5/1/27 #	1,160,000	1,078,800
CCO Safari II 144A 4.908% 7/23/25 #	700,000	697,716
Columbus International 144A
7.375% 3/30/21 #	735,000	763,481
CSC Holdings 5.25% 6/1/24	1,405,000	1,111,706
DISH DBS 5.875% 11/15/24	970,000	826,319
Gray Television 7.50% 10/1/20	2,655,000	2,731,331
iHeartCommunications 9.00% 9/15/22	3,620,000	2,981,975
Midcontinent Communications &
Midcontinent Finance 144A
6.875% 8/15/23 #	480,000	479,400
Nexstar Broadcasting 144A
6.125% 2/15/22 #	200,000	198,000
Numericable-SFR 144A
6.00% 5/15/22 #	2,385,000	2,304,506
RCN Telecom Services 144A
8.50% 8/15/20 #	1,065,000	1,103,606
Sinclair Television Group 144A
5.625% 8/1/24 #	2,710,000	2,472,875
Sirius XM Radio 144A 5.375% 4/15/25 #	1,500,000	1,436,250
Tribune Media 144A 5.875% 7/15/22 #	1,340,000	1,303,150
Univision Communications 144A
8.50% 5/15/21 #	1,225,000	1,278,594
VTR Finance 144A 6.875% 1/15/24 #	3,160,000	2,875,600
WideOpenWest Finance
10.25% 7/15/19	2,471,000	2,498,799
13.375% 10/15/19 @	750,000	776,250
		31,484,513
Services – 7.45%
AECOM
144A 5.75% 10/15/22 #	700,000	705,691
144A 5.875% 10/15/24 #	845,000	853,450
Algeco Scotsman Global Finance
144A 8.50% 10/15/18 #	1,680,000	1,478,736
144A 10.75% 10/15/19 #	604,000	323,140
Avis Budget Car Rental 144A
5.25% 3/15/25 #	1,870,000	1,736,763
BlueLine Rental Finance 144A
7.00% 2/1/19 #	1,045,000	1,008,425
ESH Hospitality 144A 5.25% 5/1/25 #	885,000	873,937
GEO Group
5.125% 4/1/23	625,000	621,875
5.875% 10/15/24	1,175,000	1,192,625
Iron Mountain 144A 6.00% 10/1/20 #	655,000	662,991
Mattamy Group 144A 6.50% 11/15/20 #	2,285,000	2,227,875
MGM Resorts International
6.00% 3/15/23	2,385,000	2,322,394
Navios South American Logistics 144A
7.25% 5/1/22 #	1,780,000	1,608,675
OPE KAG Finance Sub 144A
7.875% 7/31/23 #	1,210,000	1,231,175
Pinnacle Entertainment 7.75% 4/1/22	539,000	592,900
United Rentals North America
5.50% 7/15/25	345,000	323,869
5.75% 11/15/24	2,660,000	2,560,250
Univar USA 144A 6.75% 7/15/23 #	630,000	585,900
Vander Intermediate Holding II 144A PIK
9.75% 2/1/19 #❆	640,000	518,400
West 144A 5.375% 7/15/22 #	580,000	537,950
		21,967,021
Technology & Electronics – 5.44%
Audatex North America 144A
6.125% 11/1/23 #	795,000	801,956

NQ-VIP- 876 [9/15] 11/15 (15505)	High Yield Series-3

Delaware VIP® High Yield Series
Schedule of investments (continued)
(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Technology & Electronics (continued)
Blue Coat Holdings 144A
8.375% 6/1/23 #	1,595,000	$1,598,987
CommScope 144A 5.50% 6/15/24 #	1,960,000	1,879,150
CommScope Technologies Finance
144A 6.00% 6/15/25 #	590,000	567,509
Emdeon 144A 6.00% 2/15/21 #	1,285,000	1,244,844
Entegris 144A 6.00% 4/1/22 #	1,665,000	1,696,219
ExamWorks Group 5.625% 4/15/23	1,595,000	1,622,913
First Data
11.25% 1/15/21	1,598,000	1,749,810
11.75% 8/15/21	991,000	1,102,487
Infor Software Parent 144A PIK 7.125%
5/1/21 #❆	220,000	194,425
Infor US
144A 5.75% 8/15/20 #	460,000	458,850
144A 6.50% 5/15/22 #	1,625,000	1,495,000
Italics Merger Sub 144A
7.125% 7/15/23 #	635,000	608,013
Micron Technology
144A 5.25% 1/15/24 #	805,000	740,600
144A 5.625% 1/15/26 #	320,000	288,800
		16,049,563
Telecommunications – 10.67%
CenturyLink 6.75% 12/1/23	1,340,000	1,177,525
Cogent Communications Finance 144A
5.625% 4/15/21 #	1,130,000	1,065,025
Cogent Communications Group 144A
5.375% 3/1/22 #	500,000	486,250
Digicel 144A 6.75% 3/1/23 #	1,010,000	914,050
Digicel Group 144A 8.25% 9/30/20 #	3,174,000	2,951,820
Equinix 5.75% 1/1/25	1,105,000	1,102,237
Frontier Communications
144A 10.50% 9/15/22 #	605,000	591,387
144A 11.00% 9/15/25 #	1,295,000	1,256,150
Hughes Satellite Systems
7.625% 6/15/21	1,050,000	1,128,750
Intelsat Jackson Holdings 7.25% 4/1/19	145,000	136,481
Intelsat Luxembourg
7.75% 6/1/21	1,810,000	1,201,387
8.125% 6/1/23 @	4,805,000	3,147,275
Level 3 Communications
5.75% 12/1/22	1,080,000	1,062,450
Level 3 Financing 144A 5.375% 5/1/25 #	1,820,000	1,734,678
Neptune Finco
144A 6.625% 10/15/25 #	350,000	352,625
144A 10.125% 1/15/23 #	570,000	577,837
144A 10.875% 10/15/25 #	490,000	496,125
Sable International Finance 144A
6.875% 8/1/22 #	1,360,000	1,377,000
Sprint
7.125% 6/15/24	2,265,000	1,748,807
Sprint
7.25% 9/15/21	1,455,000	1,194,919
7.875% 9/15/23	1,160,000	941,775
Sprint Capital 6.90% 5/1/19	410,000	361,825
T-Mobile USA
6.00% 3/1/23	555,000	536,963
6.25% 4/1/21	555,000	554,445
6.375% 3/1/25	1,160,000	1,116,500
Wind Acquisition Finance 144A
7.375% 4/23/21 #	1,710,000	1,692,900
Windstream Services
7.50% 6/1/22	130,000	98,637
7.75% 10/1/21	160,000	124,800
Zayo Group 144A 6.00% 4/1/23 #	2,400,000	2,334,000
		31,464,623
Utilities – 3.92%
AES 5.50% 4/15/25	1,545,000	1,359,600
AES Gener 144A 8.375% 12/18/73 #●	765,000	808,987
Calpine
5.375% 1/15/23	1,375,000	1,289,063
5.50% 2/1/24	835,000	780,725
DPL 6.75% 10/1/19	1,495,000	1,558,537
Dynegy
5.875% 6/1/23	1,075,000	1,013,187
7.375% 11/1/22	870,000	881,963
7.625% 11/1/24	840,000	852,600
Enel 144A 8.75% 9/24/73 #●	1,329,000	1,529,639
GenOn Energy
7.875% 6/15/17	230,000	216,775
9.875% 10/15/20	1,350,000	1,262,250
		11,553,326
Total Corporate Bonds
(cost $286,860,626)		263,204,956

Senior Secured Loans – 5.72% «
21st Century Oncology Tranche B 1st
Lien 6.50% 4/28/22	718,200	687,677
Applied Systems 2nd Lien
7.50% 1/23/22	1,625,309	1,616,844
Atkore International 2nd Lien
7.75% 10/9/21	915,000	845,231
Avaya Tranche B3 1st Lien
4.694% 10/26/17	1,371,365	1,131,376
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20	2,065,000	2,052,094
CD&R Millennium Holdco (Mauser
Holdings) 2nd Lien 8.75% 7/31/22 @	1,435,000	1,409,887
Drillship Ocean Ventures (Ocean Rig)
Tranche B 1st Lien 5.50% 7/25/21	229,588	153,107
Flint Group 2nd Lien 8.25% 9/7/22 @	1,375,000	1,360,105

NQ-VIP- 876 [9/15] 11/15 (15505)	High Yield Series-4

Delaware VIP® High Yield Series
Schedule of investments (continued)
(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Senior Secured Loans « (continued)
FMG Resources August 2006 Pty
(Fortescue Resources) Tranche B 1st
Lien 3.75% 6/30/19	829,084	$681,922
Green Energy Partners (Panda Stonewall)
Tranche B 1st Lien 6.50% 11/13/21	495,000	502,734
iHeartCommunications Tranche D 1st
Lien 6.944% 1/30/19	1,565,000	1,302,863
Marina District Finance (Borgata)
Tranche B 1st Lien 6.50% 8/15/18	1,201,330	1,209,329
Moxie Patriot Tranche B1 1st Lien
6.75% 12/19/20	550,000	533,500
Panda Liberty (Moxie Liberty) Tranche B
1st Lien 7.50% 8/21/20	570,000	547,200
Penney (J.C.) 1st Lien 6.00% 5/22/18	1,435,005	1,428,727
Rite Aid 2nd Lien 5.75% 8/21/20	693,000	701,663
Solenis International 2nd Lien
7.75% 7/31/22	715,000	685,730
Total Senior Secured Loans
(cost $17,480,560)		16,849,989

	Number of
	shares
Common Stock – 0.00%
Century Communications =†	2,820,000	0
Total Common Stock (cost $85,371)		0

Preferred Stock – 1.57%
Ally Financial 144A 7.00% #	1,902	1,917,513
Bank of America 6.50% ●	1,655,000	1,690,169
GMAC Capital Trust I 8.125% ●	40,000	1,021,200
Total Preferred Stock
(cost $4,530,411)		4,628,882

Short-Term Investments – 2.78%
Repurchase Agreements – 2.78%
Bank of America Merrill Lynch
0.07%, dated 9/30/15, to be
repurchased on 10/1/15, repurchase
price $1,446,173 (collateralized by
U.S. government obligations
1.875%-3.625%
8/31/22-2/15/44;
market value $1,475,093)	1,446,170	1,446,170
Bank of Montreal
0.08%, dated 9/30/15, to be
repurchased on 10/1/15, repurchase
price $2,410,288 (collateralized by
U.S. government obligations
1.75%-3.00%
10/31/18-8/15/45;
market value $2,458,489)	2,410,283	2,410,283
BNP Paribas
0.07%, dated 9/30/15, to be
repurchased on 10/1/15, repurchase
price $4,345,556 (collateralized by
U.S. government obligations
0.00%-3.25%
10/8/15-11/15/44;
market value $4,432,458)	4,345,547	4,345,547
Total Short-Term Investments
(cost $8,202,000)		8,202,000

Total Value of Securities – 99.35%
(cost $317,158,968)		292,885,827
Receivables and Other Assets Net of Liabilities – 0.65%		1,917,345
Net Assets Applicable to 58,833,976 Shares Outstanding – 100.00%		$294,803,172
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2015, the aggregate value of Rule 144A securities was $151,956,700, which represents 51.55% of the Series’ net assets.

@	Illiquid security. At Sept. 30, 2015, the aggregate value of illiquid securities was $7,784,685, which represents 2.64% of the Series’ net assets.
❆	100% of the income received was in the form of cash.
=

Security is being fair valued in accordance with the Series’ fair valuation policy. At Sept. 30, 2015, the aggregate value of fair valued securities was $0, which represents 0.00% of the Series’ net assets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of Sept. 30, 2015. Interest rates reset periodically.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Sept. 30, 2015.

PIK – Payment-in-kind

NQ-VIP- 876 [9/15] 11/15 (15505)	High Yield Series-5

Delaware VIP® Trust — Delaware VIP High Yield Series
Notes
September 30, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust –Delaware VIP High Yield Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2015:

Securities	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$263,204,956	$—	$263,204,956
Senior Secured Loans	—	16,849,989	—	16,849,989
Common Stock	—	—	—	—
Preferred Stock[1]	1,021,200	3,607,682	—	4,628,882
Short-Term Investments	—	8,202,000	—	8,202,000
Total Value of Securities	$1,021,200	$291,864,627	$—	$292,885,827
____________________

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Total
Preferred Stock	22.06%	77.94%	100.00%

The securities that have been deemed worthless on the “Schedule of investments” are considered to be Level 3 investments.

NQ-VIP- 876 [9/15] 11/15 (15505)	High Yield Series-6

(Unaudited)

During the period ended Sept. 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2015 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 876 [9/15] 11/15 (15505)	High Yield Series-7

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Schedule of investments
September 30, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 97.22% Δ
Australia – 1.21%
Coca-Cola Amatil	114,486	$725,787
		725,787
Canada – 5.89%
Alamos Gold	56,168	207,928
CGI Group Class A †	49,914	1,808,492
Suncor Energy	33,800	903,984
WestJet Airlines Class VV @	28,085	499,214
Yamana Gold	75,483	127,271
		3,546,889
China/Hong Kong – 6.18%
CNOOC	756,000	778,389
Techtronic Industries	278,859	1,039,588
Yue Yuen Industrial Holdings	511,000	1,901,132
		3,719,109
Denmark – 1.85%
Carlsberg Class B	14,480	1,112,689
		1,112,689
France – 16.83%
AXA	93,044	2,259,012
Kering *	4,806	786,715
Publicis Groupe *	8,204	560,684
Rexel *	37,132	457,115
Sanofi	22,106	2,104,493
Teleperformance	20,578	1,561,405
TOTAL	18,883	849,412
Vinci	24,521	1,559,258
		10,138,094
Germany – 5.36%
Bayerische Motoren Werke	7,073	617,068
Deutsche Post	48,278	1,337,446
STADA Arzneimittel	35,461	1,271,142
		3,225,656
Indonesia – 1.16%
Bank Rakyat Indonesia Persero	1,176,155	696,397
		696,397
Israel – 4.14%
Teva Pharmaceutical Industries ADR	44,200	2,495,532
		2,495,532
Italy – 2.46%
Saipem *†	52,587	421,669
UniCredit	169,657	1,057,675
		1,479,344
Japan – 22.81%
East Japan Railway	19,456	1,639,541
ITOCHU *	141,335	1,494,148
Japan Tobacco	42,800	1,327,720
Mitsubishi UFJ Financial Group	376,435	2,274,605
Nippon Telegraph & Telephone	61,918	2,181,068
Nitori Holdings	22,358	1,750,799
Sumitomo Rubber Industries	72,800	1,010,592
Toyota Motor	35,143	2,057,635
		13,736,108
Netherlands – 4.28%
ING Groep CVA	102,539	1,449,400
Koninklijke Philips	48,071	1,130,959
		2,580,359
Norway – 0.14%
Subsea 7 *†	11,473	86,362
		86,362
Republic of Korea – 1.08%
Samsung Electronics	678	650,521
		650,521
Russia – 0.91%
Mobile TeleSystems ADR	75,800	547,276
		547,276
Sweden – 5.29%
Nordea Bank	174,541	1,947,049
Tele2 Class B	127,118	1,239,591
		3,186,640
Switzerland – 6.25%
Aryzta †	36,414	1,543,190
Novartis	24,139	2,218,433
		3,761,623
United Kingdom – 11.38%
Meggitt	123,660	892,130
National Grid	55,836	777,662
Playtech	87,934	1,104,213
Rexam	144,753	1,149,332
Rio Tinto	22,739	762,991
Standard Chartered	117,745	1,142,746
Tesco	369,260	1,025,689
		6,854,763
Total Common Stock
(cost $60,569,300)		58,543,149

	Principal
	amount°
Short-Term Investments – 2.39%
Discount Notes – 2.11% ≠
Federal Home Loan Bank
0.07% 10/5/15	588,920	588,919
0.103% 10/23/15	205,294	205,291
0.105% 11/3/15	108,970	108,965
0.14% 10/28/15	33,139	33,139
0.185% 1/19/16	67,084	67,059
0.195% 12/2/15	95,013	94,997
0.295% 3/2/16	32,469	32,442

NQ-VIP-878 [9/15] 11/15 (15506)	International Value Equity Series-1

Delaware VIP® International Value Equity Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Discount Notes ≠ (continued)
Freddie Mac 0.075% 10/1/15	138,875	$138,875
		1,269,687
Repurchase Agreements – 0.28%
Bank of America Merrill Lynch
0.07%, dated 9/30/15, to be
repurchased on 10/1/15, repurchase
price $30,151 (collateralized by U.S.
government obligations
1.875%-3.625%
8/31/22-2/15/44;
market value $30,754)	30,151	30,151
Bank of Montreal
0.08%, dated 9/30/15, to be
repurchased on 10/1/15, repurchase
price $50,251 (collateralized by U.S.
government obligations 1.75%-3.00%
10/31/18-8/15/45;
market value $51,256)	50,251	50,251
BNP Paribas
0.07%, dated 9/30/15, to be
repurchased on 10/1/15, repurchase
price $90,599 (collateralized by U.S.
government obligations 0.00%-3.25%
10/8/15-11/15/44;
market value $92,410)	90,598	$90,598
		171,000
Total Short-Term Investments
(cost $1,440,621)		1,440,687

	Number of
	shares
Securities Lending Collateral – 1.17% **
Investment Company
Delaware Investments® Collateral Fund
No. 1	703,539	703,539
Total Securities Lending Collateral
(cost $703,539)		703,539

Total Value of Securities – 100.78%
(cost $62,713,460) ■		60,687,375
Obligation to Return Securities Lending Collateral – (1.17%)		(703,539)
Receivables and Other Assets Net of Liabilities – 0.39%		236,387
Net Assets Applicable to 5,741,080 Shares Outstanding – 100.00%		$60,220,223
____________________

*	Fully or partially on loan.
**	See Note 3 in “Notes” for additional information on securities lending collateral and non-cash collateral.
@	Illiquid security. At Sept. 30, 2015, the aggregate value of illiquid securities was $499,214, which represents 0.83% of the Series’ net assets.
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $2,124,078 of securities loaned.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin.

Summary of abbreviations:
ADR – American Depositary Receipt
CVA – Dutch Certificate

NQ-VIP-878 [9/15] 11/15 (15506)	International Value Equity Series-2

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Notes
September 30, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust - Delaware VIP International Value Equity Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-VIP-878 [9/15] 11/15 (15506)	International Value Equity Series-3

(Unaudited)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2015:

Securities	Level 1	Level 2	Total
Common Stock
Australia	$—	$725,787	$725,787
Canada	3,546,889	—	3,546,889
China/Hong Kong	—	3,719,109	3,719,109
Denmark	—	1,112,689	1,112,689
France	—	10,138,094	10,138,094
Germany	—	3,225,656	3,225,656
Indonesia	—	696,397	696,397
Israel	2,495,532	—	2,495,532
Italy	—	1,479,344	1,479,344
Japan	—	13,736,108	13,736,108
Netherlands	1,449,400	1,130,959	2,580,359
Norway	—	86,362	86,362
Republic of Korea	—	650,521	650,521
Russia	547,276	—	547,276
Sweden	—	3,186,640	3,186,640
Switzerland	—	3,761,623	3,761,623
United Kingdom	—	6,854,763	6,854,763
Securities Lending Collateral	—	703,539	703,539
Short-Term Investments	—	1,440,687	1,440,687
Total Value of Securities	$8,039,097	$52,648,278	$60,687,375

As a result of utilizing international fair value pricing at Sept. 30, 2015, a majority of the Fund’s common stock was categorized as Level 2.

During the period ended Sept. 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Series occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Series’ net asset value is determined) will be established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Series’ net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Sept. 30, 2015, there were no Level 3 investments.

3. Securities Lending

The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

NQ-VIP-878 [9/15] 11/15 (15506)	International Value Equity Series-4

(Unaudited)

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At Sept. 30, 2015, the value of the securities on loan was $2,124,078, for which the Series received collateral, comprised of cash collateral valued at $703,539, and non-cash collateral of $1,622,283. At Sept. 30, 2015, the value of invested collateral was $703,539. Investments purchased with cash collateral are presented on the “Schedule of investments” under the caption “Securities Lending Collateral.”

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2015 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP-878 [9/15] 11/15 (15506)	International Value Equity Series-5

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Schedule of investments
September 30, 2015 (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Asset-Backed
Security – 0.00%
Fannie Mae Grantor Trust
Series 2003-T4 2A5
5.15% 9/26/33 ϕ	20,906	$22,885
Total Agency Asset-Backed Security
(cost $20,737)		22,885

Agency Collateralized Mortgage
Obligations – 0.56%
Fannie Mae Grantor Trust
Series 2001-T5 A2 6.989% 6/19/41 ●	15,998	18,161
Fannie Mae REMICs
Series 2002-90 A1 6.50% 6/25/42	509	585
Series 2003-52 NA 4.00% 6/25/23	65,353	68,785
Series 2003-120 BL 3.50% 12/25/18	131,374	135,167
Series 2004-49 EB 5.00% 7/25/24	13,957	15,098
Series 2005-66 FD 0.494% 7/25/35 ●	296,577	296,730
Series 2005-110 MB 5.50% 9/25/35	4,286	4,606
Series 2011-88 AB 2.50% 9/25/26	88,732	90,059
Series 2011-113 MC 4.00% 12/25/40	148,173	156,019
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	19,518	22,152
Series 2931 GC 5.00% 1/15/34	21,349	21,665
Series 3016 FL 0.597% 8/15/35 ●	34,456	34,523
Series 3027 DE 5.00% 9/15/25	14,933	16,242
Series 3067 FA 0.557% 11/15/35 ●	1,239,046	1,243,460
Series 3232 KF 0.657% 10/15/36 ●	49,726	50,011
Series 3297 BF 0.447% 4/15/37 ●	461,347	461,055
Series 3416 GK 4.00% 7/15/22	1,316	1,318
Series 3737 NA 3.50% 6/15/25	84,557	89,039
Series 3780 LF 0.607% 3/15/29 ●	197,079	197,346
Series 3800 AF 0.707% 2/15/41 ●	2,735,335	2,759,277
Series 3803 TF 0.607% 11/15/28 ●	180,192	180,863
Series 4163 CW 3.50% 4/15/40	2,222,584	2,330,893
Freddie Mac Strips
Series 19 F 1.099% 6/1/28 ●	2,706	2,664
Freddie Mac Structured Pass Through
Securities
Series T-54 2A 6.50% 2/25/43 ⧫	959	1,142
Series T-58 2A 6.50% 9/25/43 ⧫	21,702	25,099
Total Agency Collateralized Mortgage
Obligations (cost $8,167,401)		8,221,959

Agency Mortgage-Backed
Securities – 5.46%
Fannie Mae
4.00% 9/1/20	1,047,769	1,099,175
6.50% 8/1/17	1,156	1,186
7.00% 11/15/16	27	27
Fannie Mae ARM
1.571% 8/1/37 ●	226,772	235,708
1.92% 1/1/35 ●	676,343	706,347
2.089% 3/1/38 ●	3,376	3,563
2.254% 9/1/38 ●	655,200	703,872
2.269% 4/1/36 ●	6,412	6,803
2.277% 10/1/33 ●	4,631	4,830
2.294% 8/1/34 ●	12,634	13,338
2.299% 12/1/33 ●	9,420	9,991
2.343% 8/1/37 ●	127,654	135,861
2.35% 11/1/35 ●	72,919	77,492
2.352% 4/1/36 ●	138,225	147,351
2.382% 9/1/35 ●	142,064	150,111
2.444% 8/1/36 ●	13,189	14,020
2.457% 11/1/35 ●	1,493	1,589
2.461% 6/1/36 ●	23,687	25,235
2.518% 7/1/36 ●	16,840	17,944
2.527% 6/1/34 ●	8,840	9,411
2.527% 7/1/36 ●	15,982	17,023
2.576% 8/1/35 ●	2,960	3,127
3.18% 4/1/44 ●	553,267	575,811
3.452% 1/1/41 ●	118,865	124,729
6.099% 8/1/37 ●	26,315	27,430
Fannie Mae Relocation 30 yr
5.00% 1/1/34	13,366	14,585
Fannie Mae S.F. 15 yr
3.00% 3/1/27	114,900	120,195
3.00% 11/1/27	7,704	8,059
3.00% 1/1/29	190,118	198,400
3.50% 11/1/27	248,371	263,875
3.50% 6/1/29	2,288,718	2,418,578
3.50% 8/1/29	143,394	152,091
4.00% 5/1/24	743,555	789,600
4.00% 11/1/25	2,904,334	3,092,364
4.00% 4/1/27	446,674	474,048
4.00% 5/1/27	1,352,908	1,440,048
4.50% 7/1/20	85,028	88,791
4.50% 9/1/20	366,424	380,482
5.00% 9/1/18	27,155	28,214
5.00% 10/1/18	584	610
5.00% 2/1/19	1,093	1,143
5.00% 9/1/25	2,593,562	2,797,196
5.50% 1/1/23	4,362	4,805
5.50% 4/1/23	10,252	11,108
6.00% 3/1/18	93,528	96,068
6.00% 8/1/22	10,562	11,571
8.00% 10/1/16	188	191
Fannie Mae S.F. 20 yr
4.00% 1/1/31	322,301	347,398
4.00% 2/1/31	509,758	549,491
6.00% 9/1/29	368,613	415,445
Fannie Mae S.F. 30 yr
4.50% 7/1/36	200,178	217,784
4.50% 4/1/40	182,242	198,175
4.50% 11/1/40	475,436	516,693

NQ-VIP- 862 [9/15] 11/15 (15500)	Limited-Term Diversified Income Series-1

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed
Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 2/1/41	216,812	$235,496
4.50% 3/1/41	922,674	1,002,634
4.50% 4/1/41	1,432,035	1,556,513
4.50% 10/1/41	550,855	598,767
4.50% 1/1/42	2,782,426	3,022,552
5.00% 4/1/33	141,099	155,370
5.00% 3/1/34	1,576	1,743
5.00% 2/1/36	251,650	277,351
5.00% 8/1/37	408,731	451,171
5.50% 12/1/32	35,355	39,802
5.50% 6/1/33	118,061	132,790
5.50% 3/1/35	163,761	183,131
5.50% 9/1/35	531,277	597,841
5.50% 12/1/35	181,703	204,472
5.50% 1/1/36	672,457	757,724
5.50% 4/1/36	1,510,513	1,697,982
5.50% 5/1/36	430,113	483,593
5.50% 7/1/36	52,987	59,669
5.50% 9/1/36	57,741	64,721
5.50% 10/1/36	532,464	596,305
5.50% 2/1/37	3,550,550	3,979,700
5.50% 4/1/37	505,609	566,084
5.50% 6/1/37	645,316	720,374
5.50% 8/1/37	445,270	500,954
5.50% 1/1/38	6,442,670	7,200,330
5.50% 2/1/38	65,158	73,337
5.50% 4/1/38	796,819	888,751
5.50% 6/1/38	1,379,548	1,544,895
5.50% 8/1/38	128,251	144,506
5.50% 11/1/39	870,890	971,368
5.50% 3/1/40	33,581	37,808
5.50% 9/1/41	725,625	812,426
6.00% 11/1/34	943	1,063
6.00% 4/1/36	4,612	5,200
6.00% 8/1/37	297,624	335,184
6.00% 1/1/38	94,681	107,049
6.00% 5/1/38	805,279	909,605
6.00% 10/1/38	684,270	773,031
6.00% 1/1/39	331,545	374,964
6.00% 2/1/39	424,122	478,985
6.50% 6/1/29	681	778
6.50% 1/1/34	728	879
6.50% 4/1/36	539	617
6.50% 6/1/36	3,077	3,515
6.50% 10/1/36	3,398	4,127
6.50% 8/1/37	413	472
7.00% 12/1/34	577	668
7.00% 12/1/35	774	885
7.00% 12/1/37	1,326	1,440
7.50% 6/1/31	5,621	6,787
7.50% 4/1/32	223	264
7.50% 5/1/33	607	614
7.50% 6/1/34	280	329
9.00% 7/1/20	3,672	3,902
10.00% 8/1/19	1,868	1,877
Freddie Mac ARM
2.275% 10/1/37 ●	38,570	40,690
2.352% 10/1/36 ●	3,834	4,074
2.46% 4/1/34 ●	1,490	1,582
2.463% 4/1/33 ●	3,998	4,139
2.477% 7/1/36 ●	40,446	43,048
2.515% 1/1/44 ●	2,220,245	2,287,126
2.62% 6/1/37 ●	147,614	154,857
2.635% 7/1/38 ●	359,808	384,030
3.46% 5/1/42 ●	5,839,901	6,175,259
4.847% 8/1/38 ●	9,348	10,003
Freddie Mac S.F. 15 yr
3.50% 9/1/29	7,794,525	8,253,462
4.00% 5/1/25	104,989	112,399
4.00% 8/1/25	380,086	407,057
4.00% 4/1/26	1,597,269	1,689,950
4.50% 6/1/26	285,138	304,173
5.00% 4/1/20	29,697	31,363
5.00% 12/1/22	4,936	5,205
Freddie Mac S.F. 20 yr
5.50% 7/1/28	234,718	259,767
Freddie Mac S.F. 30 yr
4.50% 10/1/39	256,298	277,876
4.50% 3/1/42	1,673,623	1,822,718
5.50% 6/1/36	45,643	50,514
5.50% 5/1/37	411,937	462,414
5.50% 3/1/40	259,220	287,066
5.50% 8/1/40	879,079	972,894
5.50% 6/1/41	641,655	710,564
6.00% 2/1/36	638,358	727,225
6.00% 3/1/36	485,102	549,717
6.00% 1/1/38	95,331	107,500
6.00% 6/1/38	264,463	297,587
6.00% 8/1/38	1,135,815	1,295,015
7.00% 11/1/33	4,675	5,588
9.00% 4/1/17	160	165
GNMA I S.F. 15 yr
6.00% 1/15/22	518,429	569,447
GNMA I S.F. 30 yr
7.00% 12/15/34	19,139	23,069
7.50% 1/15/32	653	821
Total Agency Mortgage-Backed
Securities (cost $79,069,542)		79,649,741

NQ-VIP- 862 [9/15] 11/15 (15500)	Limited-Term Diversified Income Series-2

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Agency Obligation – 0.22%
Federal Farm Credit Banks
0.245% 10/17/17 ●	3,240,000	$3,232,098
Total Agency Obligation (cost $3,240,000)		3,232,098

Commercial Mortgage-Backed
Securities – 1.56%
Banc of America Commercial Mortgage
Trust
Series 2006-1 AM 5.421% 9/10/45 ●	345,000	346,787
Series 2007-4 AM 6.002% 2/10/51 ●	205,000	218,496
CD Commercial Mortgage Trust
Series 2005-CD1 AJ
5.289% 7/15/44 ●	471,626	471,416
CFCRE Commercial Mortgage Trust
Series 2011-C1 AZ 144A
3.759% 4/15/44 #	490,924	494,612
Citigroup Commercial Mortgage Trust
Series 2007-C6 AM
5.899% 12/10/49 ●	760,000	796,827
Commercial Mortgage Trust
Series 2007-GG9 AM
5.475% 3/10/39	780,000	807,749
DBUBS Mortgage Trust
Series 2011-LC1A A3 144A
5.002% 11/10/46 #	1,015,000	1,145,747
FREMF Mortgage Trust
Series 2011-K15 B 144A
5.116% 8/25/44 #●	125,000	138,457
Series 2012-K22 B 144A
3.812% 8/25/45 #●	1,115,000	1,139,421
Series 2012-K708 B 144A
3.886% 2/25/45 #●	1,845,000	1,922,433
Series 2012-K711 B 144A
3.684% 8/25/45 #●	120,000	125,184
Series 2013-K712 B 144A
3.484% 5/25/45 #●	1,175,000	1,207,511
GS Mortgage Securities Trust
Series 2006-GG6 A4
5.553% 4/10/38 ●	534,085	534,106
Hilton USA Trust
Series 2013-HLT AFX 144A
2.662% 11/5/30 #	510,000	511,201
Series 2013-HLT AFX 144A
3.367% 11/5/30 #	2,420,000	2,427,110
JPMBB Commercial Mortgage Securities
Trust
Series 2014-C18 A1 1.254% 2/15/47	678,644	678,602
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2006-LDP8 AM
5.44% 5/15/45	2,606,000	2,677,253
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 ●	1,550,000	1,600,400
Series 2006-C6 AM 5.413% 9/15/39	2,055,000	2,125,164
Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ
5.397% 11/14/42 ●	500,000	499,617
Series 2006-TOP21 AM
5.204% 10/12/52 ●	25,000	25,101
Series 2006-TOP23 A4
6.017% 8/12/41 ●	787,994	803,523
NCUA Guaranteed Notes Trust
Series 2010-C1 A2 2.90% 10/29/20	2,113,033	2,126,736
Total Commercial Mortgage-Backed
Securities (cost $23,115,541)		22,823,453

Convertible Bond – 0.12%
Jefferies Group 3.875% exercise price
$44.69, expiration date 10/31/29	1,645,000	1,677,900
Total Convertible Bond
(cost $1,752,953)		1,677,900

Corporate Bonds – 51.16%
Banking – 10.43%
ANZ New Zealand International 144A
2.60% 9/23/19 #	7,290,000	7,380,046
Bank of America 3.95% 4/21/25	5,440,000	5,302,618
Bank of New York Mellon
1.969% 6/20/17 ϕ	1,830,000	1,854,577
Barclays 2.75% 11/8/19	6,200,000	6,247,281
BB&T 2.45% 1/15/20	2,085,000	2,106,006
Branch Banking & Trust
3.80% 10/30/26	3,055,000	3,103,636
Capital One 2.35% 8/17/18	1,560,000	1,565,394
Compass Bank 2.75% 9/29/19	9,170,000	9,144,379
Credit Suisse
2.30% 5/28/19	8,285,000	8,321,471
3.00% 10/29/21	925,000	927,674
Fifth Third Bancorp 2.875% 7/27/20	965,000	974,020
HBOS 144A 6.75% 5/21/18 #	4,860,000	5,368,774
HSBC USA 2.75% 8/7/20	1,685,000	1,692,251
ING Groep 6.00% 12/29/49 ●	1,915,000	1,888,669
JPMorgan Chase
2.75% 6/23/20	1,180,000	1,190,871
3.45% 3/1/16	7,105,000	7,183,567
3.625% 5/13/24	760,000	771,405
4.125% 12/15/26	640,000	638,886
JPMorgan Chase Bank
0.666% 6/13/16 ●	605,000	603,808
KeyBank
3.18% 5/22/22	940,000	953,048
5.45% 3/3/16	1,780,000	1,813,389

NQ-VIP- 862 [9/15] 11/15 (15500)	Limited-Term Diversified Income Series-3

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Banking (continued)
Manufacturers & Traders Trust
2.25% 7/25/19	9,200,000	$9,247,380
Morgan Stanley
4.00% 7/23/25	3,130,000	3,202,716
4.35% 9/8/26	3,645,000	3,671,678
MUFG Americas Holdings
2.25% 2/10/20	1,565,000	1,561,385
3.00% 2/10/25	3,575,000	3,423,971
PNC Bank
2.30% 6/1/20	2,645,000	2,629,730
2.60% 7/21/20	2,060,000	2,083,470
3.30% 10/30/24	2,160,000	2,158,490
Santander Holdings USA
4.625% 4/19/16	795,000	810,197
Skandinaviska Enskilda Banken 144A
2.375% 3/25/19 #	7,410,000	7,540,416
State Street 2.55% 8/18/20	2,220,000	2,250,871
SunTrust Banks
2.35% 11/1/18	1,830,000	1,851,731
2.50% 5/1/19	7,305,000	7,392,017
3.60% 4/15/16	1,505,000	1,523,829
SVB Financial Group 3.50% 1/29/25	2,430,000	2,374,635
Toronto-Dominion Bank 2.25% 11/5/19	6,935,000	6,983,129
US Bank
2.125% 10/28/19	5,760,000	5,806,022
2.80% 1/27/25	2,245,000	2,182,524
USB Capital IX 3.50% 10/29/49 @●	2,220,000	1,809,300
Wells Fargo
2.15% 1/15/19	8,730,000	8,802,939
2.625% 12/15/16	1,450,000	1,479,158
Wells Fargo Bank 0.531% 5/16/16 ●	545,000	544,507
Woori Bank 144A 2.875% 10/2/18 #	1,455,000	1,488,458
Zions Bancorporation 4.50% 6/13/23	2,195,000	2,282,822
		152,133,145
Basic Industry – 2.27%
CF Industries 6.875% 5/1/18	4,740,000	5,287,816
Ecolab 2.25% 1/12/20	8,495,000	8,517,291
Freeport-McMoran Oil & Gas
6.50% 11/15/20	1,341,000	1,212,774
Georgia-Pacific
144A 2.539% 11/15/19 #	4,000,000	4,023,856
144A 5.40% 11/1/20 #	2,365,000	2,653,090
LyondellBasell Industries
5.75% 4/15/24	1,225,000	1,371,707
Methanex 4.25% 12/1/24	2,985,000	2,879,430
PPG Industries 2.30% 11/15/19	1,820,000	1,836,666
Rock-Tenn
3.50% 3/1/20	1,990,000	2,062,147
4.45% 3/1/19	1,510,000	1,609,429
Rockwood Specialties Group
4.625% 10/15/20	1,625,000	1,682,434
		33,136,640
Brokerage – 0.49%
Jefferies Group 5.125% 1/20/23	3,115,000	3,125,853
Lazard Group 6.85% 6/15/17	131,000	141,609
Legg Mason 2.70% 7/15/19	3,815,000	3,841,358
		7,108,820
Capital Goods – 1.54%
Caterpillar Financial Services
2.45% 9/6/18	6,430,000	6,592,229
Crane 2.75% 12/15/18	420,000	424,076
Fortune Brands Home & Security
3.00% 6/15/20	1,285,000	1,296,019
Ingersoll-Rand Global Holding
2.875% 1/15/19	6,365,000	6,476,464
Ingersoll-Rand Luxembourg Finance
2.625% 5/1/20	3,030,000	3,033,006
John Deere Capital 1.70% 1/15/20	2,255,000	2,226,756
Waste Management 2.60% 9/1/16	2,365,000	2,397,748
		22,446,298
Communications – 2.64%
American Tower 2.80% 6/1/20	2,005,000	2,003,031
AT&T
2.45% 6/30/20	2,890,000	2,848,618
3.40% 5/15/25	2,440,000	2,333,679
CBS 4.00% 1/15/26	3,770,000	3,716,590
Crown Castle Towers 144A
3.663% 5/15/25 #	3,785,000	3,689,467
GTP Acquisition Partners I 144A
2.35% 6/15/20 #	1,080,000	1,078,261
Interpublic Group 2.25% 11/15/17	1,155,000	1,158,429
SBA Tower Trust
144A 2.24% 4/16/18 #	1,660,000	1,651,689
144A 2.898% 10/15/19 #	1,520,000	1,524,849
SES 144A 3.60% 4/4/23 #	3,175,000	3,212,211
SES GLOBAL Americas Holdings 144A
2.50% 3/25/19 #	5,555,000	5,560,372
Sky 144A 3.75% 9/16/24 #	2,735,000	2,700,927
Verizon Communications
4.50% 9/15/20	3,640,000	3,947,547
5.15% 9/15/23	2,830,000	3,131,418
		38,557,088
Consumer Cyclical – 5.60%
Alibaba Group Holding 144A
3.125% 11/28/21 #	4,685,000	4,510,399
AutoNation 3.35% 1/15/21	935,000	946,171
AutoZone 2.50% 4/15/21	5,625,000	5,579,477
Carnival 1.20% 2/5/16	5,925,000	5,931,814
CVS Health 2.80% 7/20/20	12,725,000	12,942,865

NQ-VIP- 862 [9/15] 11/15 (15500)	Limited-Term Diversified Income Series-4

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Daimler Finance North America 144A
2.70% 8/3/20 #	9,180,000	$9,047,377
Ford Motor Credit
2.24% 6/15/18	2,785,000	2,778,692
4.25% 2/3/17	1,200,000	1,240,421
5.00% 5/15/18	4,285,000	4,560,268
General Motors 3.50% 10/2/18	1,610,000	1,627,018
General Motors Financial
3.15% 1/15/20	2,455,000	2,436,450
3.45% 4/10/22	2,060,000	1,984,338
4.375% 9/25/21	1,865,000	1,906,619
Historic TW 6.875% 6/15/18	1,340,000	1,515,768
Host Hotels & Resorts 3.75% 10/15/23	635,000	622,594
Hyundai Capital America
144A 2.125% 10/2/17 #	260,000	260,977
144A 2.55% 2/6/19 #	3,000,000	3,018,126
INVISTA Finance 144A
4.25% 10/15/19 #	2,525,000	2,449,250
Marriott International 3.375% 10/15/20	1,720,000	1,784,927
Starbucks 2.70% 6/15/22	1,495,000	1,514,227
Toyota Motor Credit
1.375% 1/10/18	200,000	199,920
2.00% 10/24/18	6,300,000	6,368,853
Viacom 2.50% 12/15/16	4,960,000	5,017,258
Volkswagen Group of America Finance
144A 2.125% 5/23/19 #	3,610,000	3,371,397
		81,615,206
Consumer Non-Cyclical – 8.97%
AbbVie 2.50% 5/14/20	8,500,000	8,462,192
Actavis Funding 3.00% 3/12/20	8,740,000	8,769,506
Allergan 1.35% 3/15/18	1,670,000	1,641,485
Amgen 2.125% 5/1/20	12,290,000	12,142,729
Baxalta 144A 2.875% 6/23/20 #	10,140,000	10,147,331
Bayer U.S. Finance 144A
2.375% 10/8/19 #	6,000,000	6,081,198
Becton Dickinson
2.675% 12/15/19	8,355,000	8,456,806
6.375% 8/1/19	3,550,000	4,061,541
Biogen 2.90% 9/15/20	1,545,000	1,562,424
Boston Scientific
2.65% 10/1/18	2,515,000	2,547,509
6.00% 1/15/20	1,805,000	2,026,228
Celgene 2.30% 8/15/18	6,055,000	6,133,370
Express Scripts Holding 2.25% 6/15/19	2,500,000	2,494,343
Gilead Sciences 2.35% 2/1/20	3,000,000	3,023,382
Ingredion 1.80% 9/25/17	2,460,000	2,453,383
McKesson 2.284% 3/15/19	10,820,000	10,851,649
Newell Rubbermaid 2.05% 12/1/17	1,160,000	1,162,436
Pernod-Ricard 144A 5.75% 4/7/21 #	2,025,000	2,280,620
Perrigo 2.30% 11/8/18	2,710,000	2,682,615
Perrigo Finance 3.50% 12/15/21	1,600,000	1,581,872
Reynolds American
3.25% 6/12/20	2,645,000	2,723,419
4.00% 6/12/22	1,325,000	1,386,545
Smucker (J.M.) 144A 2.50% 3/15/20 #	4,975,000	4,995,373
St. Jude Medical
2.80% 9/15/20	2,475,000	2,491,028
3.875% 9/15/25	380,000	385,887
Sysco 2.60% 10/1/20	3,915,000	3,921,041
Thermo Fisher Scientific 2.40% 2/1/19	7,205,000	7,250,283
Zimmer Holdings 2.70% 4/1/20	9,100,000	9,142,715
		130,858,910
Electric – 6.41%
Arizona Public Service 2.20% 1/15/20	8,255,000	8,251,764
Berkshire Hathaway Energy
2.00% 11/15/18	7,030,000	7,051,062
CenterPoint Energy 5.95% 2/1/17	1,675,000	1,772,612
Commonwealth Edison 2.15% 1/15/19	2,305,000	2,324,800
DTE Energy
2.40% 12/1/19	3,350,000	3,374,040
144A 3.30% 6/15/22 #	2,145,000	2,198,155
Electricite de France
144A 2.15% 1/22/19 #	5,915,000	5,980,887
144A 5.25% 12/29/49 #●	2,705,000	2,613,706
Entergy 4.00% 7/15/22	6,555,000	6,779,043
Exelon 2.85% 6/15/20	3,500,000	3,534,447
IPALCO Enterprises 144A
3.45% 7/15/20 #	4,765,000	4,633,963
Jersey Central Power & Light
5.625% 5/1/16	1,825,000	1,865,256
Kansas City Power & Light
6.375% 3/1/18	3,715,000	4,134,765
LG&E & KU Energy 3.75% 11/15/20	470,000	491,717
National Rural Utilities Cooperative
Finance 2.15% 2/1/19	9,170,000	9,228,862
NextEra Energy Capital Holdings
2.70% 9/15/19	11,210,000	11,298,290
NV Energy 6.25% 11/15/20	2,350,000	2,742,600
Pacific Gas & Electric 3.50% 10/1/20	250,000	263,359
Southern 2.45% 9/1/18	7,765,000	7,856,526
State Grid Overseas Investment 2014
144A 2.75% 5/7/19 #	2,835,000	2,884,082
WEC Energy Group 2.45% 6/15/20	4,230,000	4,277,824
		93,557,760
Energy – 3.27%
BG Energy Capital 144A
2.875% 10/15/16 #	3,535,000	3,594,749
CenterPoint Energy Resources
4.50% 1/15/21	6,607,000	7,085,082
CNOOC Finance 2015 Australia
2.625% 5/5/20	1,280,000	1,263,017
Continental Resources 4.50% 4/15/23	4,490,000	3,905,025

NQ-VIP- 862 [9/15] 11/15 (15500)	Limited-Term Diversified Income Series-5

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Enterprise Products Operating
3.70% 2/15/26	4,010,000	$3,797,265
EOG Resources 2.45% 4/1/20	4,170,000	4,211,892
Marathon Oil 3.85% 6/1/25	3,735,000	3,313,057
Noble Holding International
3.05% 3/1/16	6,710,000	6,710,624
Petronas Global Sukuk 144A
2.707% 3/18/20 #	1,650,000	1,640,816
Regency Energy Partners
5.875% 3/1/22	6,810,000	6,987,639
Woodside Finance 144A
8.75% 3/1/19 #	4,420,000	5,227,145
		47,736,311
Finance Companies – 0.93%
Aviation Capital Group 144A
2.875% 9/17/18 #	3,395,000	3,396,154
General Electric Capital
144A 3.80% 6/18/19 #	1,355,000	1,454,935
5.55% 5/4/20	1,040,000	1,201,898
6.00% 8/7/19	2,745,000	3,176,401
7.125% 12/29/49 ●	3,700,000	4,278,125
		13,507,513
Insurance – 1.13%
Berkshire Hathaway Finance
2.90% 10/15/20	1,530,000	1,589,803
MetLife 1.756% 12/15/17	3,605,000	3,631,771
Metropolitan Life Global Funding I 144A
1.875% 6/22/18 #	1,435,000	1,445,216
Pricoa Global Funding I 144A
1.60% 5/29/18 #	920,000	918,812
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	1,910,000	1,938,398
144A 4.125% 11/1/24 #	900,000	919,164
UnitedHealth Group 2.70% 7/15/20	5,910,000	6,051,344
		16,494,508
Natural Gas – 1.13%
Enterprise Products Operating
3.20% 2/1/16	2,500,000	2,517,225
Kinder Morgan Energy Partners
6.50% 4/1/20	3,840,000	4,255,327
Sempra Energy 2.30% 4/1/17	3,460,000	3,499,551
Sunoco Logistics Partners Operations
3.45% 1/15/23	2,385,000	2,076,622
Williams Partners 7.25% 2/1/17	3,821,000	4,066,981
		16,415,706
Real Estate – 0.53%
Health Care REIT 3.625% 3/15/16	2,490,000	2,514,980
WEA Finance
144A 2.70% 9/17/19 #	4,895,000	4,876,379
WEA Finance
144A 3.75% 9/17/24 #	400,000	394,476
		7,785,835
Technology – 3.96%
Amphenol 3.125% 9/15/21	11,135,000	11,269,221
Baidu 2.75% 6/9/19	4,000,000	3,976,884
Cisco Systems 2.45% 6/15/20	2,350,000	2,387,497
Hewlett Packard Enterprise
144A 2.85% 10/5/18 #	3,045,000	3,041,102
144A 3.60% 10/15/20 #	1,355,000	1,354,621
Hewlett-Packard
3.00% 9/15/16	1,830,000	1,864,578
3.30% 12/9/16	1,565,000	1,597,408
Molex Electronic Technologies 144A
2.878% 4/15/20 #	4,535,000	4,490,117
Motorola Solutions 4.00% 9/1/24	2,105,000	1,903,006
National Semiconductor
6.60% 6/15/17	925,000	1,008,217
NetApp 3.375% 6/15/21	3,585,000	3,537,965
Oracle
2.50% 5/15/22	910,000	897,580
2.95% 5/15/25	7,210,000	7,037,919
QUALCOMM 3.00% 5/20/22	3,645,000	3,597,272
Seagate HDD Cayman 4.75% 1/1/25	3,930,000	3,779,587
Tencent Holdings 144A
3.375% 5/2/19 #	1,990,000	2,024,911
Xerox
5.625% 12/15/19	1,360,000	1,506,974
6.35% 5/15/18	2,250,000	2,485,255
		57,760,114
Transportation – 1.86%
AP Moeller - Maersk 144A
2.55% 9/22/19 #	3,275,000	3,299,212
CSX 5.60% 5/1/17	950,000	1,014,812
ERAC USA Finance 144A
1.40% 4/15/16 #	4,160,000	4,163,249
HPHT Finance 15 144A
2.875% 3/17/20 #	1,005,000	1,004,788
Kansas City Southern de Mexico
3.00% 5/15/23	1,265,000	1,225,972
Penske Truck Leasing 144A
2.50% 6/15/19 #	8,890,000	8,855,000
Union Pacific 2.25% 2/15/19	4,850,000	4,927,775
United Parcel Service 5.125% 4/1/19	2,415,000	2,706,744
		27,197,552
Total Corporate Bonds
(cost $748,818,386)		746,311,406

NQ-VIP- 862 [9/15] 11/15 (15500)	Limited-Term Diversified Income Series-6

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Municipal Bond – 0.46%
University of California
Series Y-2 0.693% 7/1/41 ●	6,670,000	$6,668,333
Total Municipal Bond
(cost $6,670,000)		6,668,333

Non-Agency Asset-Backed
Securities – 33.34%
AEP Texas Central Transition Funding II
Series 2006-A A4 5.17% 1/1/18	870,132	913,202
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	11,490,000	11,512,360
Series 2014-4 A2 1.43% 6/17/19	2,130,000	2,133,764
American Express Credit Account Master
Trust
Series 2012-1 A 0.477% 1/15/20 ●	6,950,000	6,952,940
Series 2013-2 A 0.627% 5/17/21 ●	2,245,000	2,245,687
Series 2014-1 A 0.577% 12/15/21 ●	9,500,000	9,484,981
Ameriquest Mortgage Securities
Asset-Backed Pass Through
Certificates
Series 2003-11 AF6
5.519% 12/25/33 ⧫ϕ	9,707	10,048
ARI Fleet Lease Trust
Series 2015-A A2 144A
1.11% 11/15/18 #	395,000	394,263
Avis Budget Rental Car Funding AESOP
Series 2011-3A A 144A
3.41% 11/20/17 #	960,000	981,572
Series 2013-2A A 144A
2.97% 2/20/20 #	8,750,000	9,010,479
Bank of America Credit Card Trust
Series 2007-A4 A4
0.247% 11/15/19 ●	8,150,000	8,111,426
Series 2014-A2 A 0.477% 9/16/19 ●	14,937,000	14,928,337
Series 2014-A3 A 0.497% 1/15/20 ●	10,060,000	10,054,195
Barclays Dryrock Issuance Trust
Series 2014-2 A 0.547% 3/16/20 ●	2,500,000	2,496,300
Cabela’s Credit Card Master Note Trust
Series 2012-2A A1 144A
1.45% 6/15/20 #	9,600,000	9,641,213
Series 2014-2 A 0.657% 7/15/22 ●	3,750,000	3,722,119
California Republic Auto Receivables
Trust
Series 2013-2 A2 1.23% 3/15/19	1,402,768	1,403,181
Capital One Multi-Asset Execution Trust
Series 2006-A11 A11
0.297% 6/17/19 ●	3,000,000	2,992,287
Series 2007-A1 A1
0.257% 11/15/19 ●	8,080,000	8,050,969
Series 2007-A5 A5 0.247% 7/15/20 ●	6,250,000	6,211,925
Chase Issuance Trust
Series 2007-A5 A5 0.247% 3/15/19 ●	100,000	99,624
Series 2007-A12 A12
0.257% 8/15/19 ●	6,000,000	5,966,196
Series 2007-B1 B1 0.457% 4/15/19 ●	6,000,000	5,970,432
Series 2012-A9 A9
0.357% 10/16/17 ●	925,000	925,000
Series 2012-A10 A10
0.467% 12/16/19 ●	15,750,000	15,697,411
Series 2013-A3 A3 0.487% 4/15/20 ●	5,400,000	5,388,476
Series 2013-A9 A 0.627% 11/16/20 ●	7,325,000	7,311,207
Series 2014-A5 A5 0.577% 4/15/21 ●	6,835,000	6,838,889
Series 2015-A6 A6 0.457% 5/15/19 ●	13,000,000	12,983,334
Chesapeake Funding
Series 2012-2A A 144A
0.649% 5/7/24 #●	1,067,706	1,067,050
Series 2014-1A A 144A
0.619% 3/7/26 #●	5,767,559	5,749,945
Citibank Credit Card Issuance Trust
Series 2013-A2 A2 0.476% 5/26/20 ●	850,000	848,076
Series 2013-A4 A4 0.616% 7/24/20 ●	15,950,000	15,927,447
Series 2013-A7 A7 0.633% 9/10/20 ●	5,170,000	5,175,175
Conseco Financial
Series 1997-6 A8 7.07% 1/15/29	7,931	7,999
Dell Equipment Finance Trust
Series 2014-1 A3 144A
0.94% 6/22/20 #	935,000	934,747
Discover Card Execution Note Trust
Series 2012-A4 A4
0.577% 11/15/19 ●	1,800,000	1,799,410
Series 2013-A1 A1 0.507% 8/17/20 ●	9,795,000	9,773,784
Series 2013-A5 A5 1.04% 4/15/19	5,250,000	5,260,904
Series 2013-A6 A6 0.657% 4/15/21 ●	7,100,000	7,121,399
Series 2014-A1 A1 0.637% 7/15/21 ●	12,984,000	13,014,564
Series 2014-A3 A3 1.22% 10/15/19	1,630,000	1,635,412
Series 2015-A1 A1 0.557% 8/17/20 ●	9,885,000	9,849,513
Series 2015-A3 A 1.45% 3/15/21	1,305,000	1,304,828
Enterprise Fleet Financing
Series 2014-1 A2 144A
0.87% 9/20/19 #	1,895,711	1,893,673
FirstKey Lending Trust
Series 2015-SFR1 A 144A
2.553% 3/9/47 #	693,244	693,476
Ford Credit Auto Lease Trust
Series 2015-A A3 1.13% 6/15/18	1,025,000	1,024,470
Ford Credit Floorplan Master Owner
Trust A
Series 2013-1 A1 0.85% 1/15/18	2,785,000	2,786,125
Series 2013-1 A2 0.587% 1/15/18 ●	4,750,000	4,749,012
Series 2014-1 A2 0.607% 2/15/19 ●	14,665,000	14,632,796
Series 2015-1 A2 0.607% 1/15/20 ●	15,000,000	14,910,375
Series 2015-2 A2 0.777% 1/15/22 ●	12,700,000	12,597,092

NQ-VIP- 862 [9/15] 11/15 (15500)	Limited-Term Diversified Income Series-7

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed
Securities (continued)
GE Dealer Floorplan Master Note Trust
Series 2012-2 A 0.966% 4/22/19 ●	16,930,000	$16,930,000
Series 2013-1 A 0.616% 4/20/18 ●	3,555,000	3,551,463
Series 2014-1 A 0.596% 7/20/19 ●	6,398,000	6,352,741
Series 2015-1 A 0.716% 1/20/20 ●	7,290,000	7,253,258
Golden Credit Card Trust
Series 2013-2A A 144A
0.637% 9/15/18 #●	6,850,000	6,853,555
Series 2014-1A A 144A
0.577% 3/15/19 #●	570,000	567,919
Series 2014-2A A 144A
0.657% 3/15/21 #●	8,195,000	8,163,818
Series 2015-1A A 144A
0.647% 2/15/20 #●	10,175,000	10,140,944
GreatAmerica Leasing Receivables
Series 2014-1 A3 144A
0.89% 7/15/17 #	8,125,000	8,128,120
Hertz Fleet Lease Funding
Series 2014-1 A 144A
0.603% 4/10/28 #●	4,012,641	4,005,651
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	357,700	355,745
Honda Auto Receivables Owner Trust
Series 2015-3 A3 1.27% 4/18/19	3,000,000	3,009,396
Hyundai Auto Lease Securitization Trust
Series 2014-A A4 144A
1.01% 9/15/17 #	1,530,000	1,533,039
Series 2015-A A3 144A
1.42% 9/17/18 #	5,300,000	5,315,269
Hyundai Auto Receivables Trust
Series 2015-C A2B
0.574% 11/15/18 ●	1,700,000	1,699,692
Mercedes-Benz Master Owner Trust
Series 2015-BA A 144A
0.587% 4/15/20 #●	15,000,000	14,931,435
Navistar Financial Dealer Note Master
Owner Trust II
Series 2014-1 A 144A
0.944% 10/25/19 #●	6,500,000	6,469,047
NextGear Floorplan Master Owner Trust
Series 2014-1A A 144A
1.92% 10/15/19 #	1,420,000	1,427,435
Nissan Auto Lease Trust
Series 2014-A A4 1.04% 10/15/19	5,695,000	5,696,082
Series 2014-B A3 1.12% 9/15/17	7,500,000	7,513,823
Nissan Auto Receivables Owner Trust
Series 2013-C A3 0.67% 8/15/18	2,029,020	2,025,804
Nissan Master Owner Trust Receivables
Series 2013-A A 0.507% 2/15/18 ●	11,770,000	11,764,550
Penarth Master Issuer
Series 2015-1A A1 144A
0.613% 3/18/19 #●	545,000	543,448
Series 2015-2A A1 144A
0.613% 5/18/19 #●	4,000,000	3,987,620
PFS Financing
Series 2013-AA A 144A
0.757% 2/15/18 #●	5,480,000	5,476,707
Series 2014-AA A 144A
0.807% 2/15/19 #●	6,000,000	5,982,990
Series 2015-AA A 144A
0.827% 4/15/20 #●	1,000,000	994,367
Porsche Innovative Lease Owner Trust
Series 2015-1 A3 144A
1.19% 7/23/18 #	1,080,000	1,079,190
Progress Residential Trust
Series 2015-SFR2 A 144A
2.74% 6/12/32 #	745,000	736,703
Synchrony Credit Card Master Note
Trust
Series 2012-6 A 1.36% 8/17/20	1,180,000	1,180,559
Series 2015-2 A 1.60% 4/15/21	1,780,000	1,786,376
Trade MAPS 1
Series 2013-1A A 144A
0.903% 12/10/18 #●	11,750,000	11,753,864
Volkswagen Auto Lease Trust
Series 2014-A A3 0.80% 4/20/17	4,000,000	3,999,924
Series 2015-A A3 1.25% 12/20/17	1,085,000	1,081,346
Volkswagen Credit Auto Master Trust
Series 2014-1A A2 144A
1.40% 7/22/19 #	3,130,000	3,118,228
Volvo Financial Equipment
Series 2014-1A A3 144A
0.82% 4/16/18 #	2,000,000	1,996,926
Wheels
Series 2014-1A A2 144A
0.84% 3/20/23 #	2,794,846	2,788,666
World Financial Network Credit Card
Master Trust
Series 2015-A A 0.687% 2/15/22 ●	965,000	962,932
Total Non-Agency Asset-Backed
Securities
(cost $486,965,368)		486,347,721

Non-Agency Collateralized Mortgage
Obligations – 0.97%
American Home Mortgage Investment
Trust
Series 2005-2 5A1 5.064% 9/25/35 ϕ	17,527	17,829

NQ-VIP- 862 [9/15] 11/15 (15500)	Limited-Term Diversified Income Series-8

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Collateralized Mortgage
Obligations (continued)
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	23,315	$23,936
Series 2005-6 7A1 5.50% 7/25/20	18,782	18,315
CHL Mortgage Pass Through Trust
Series 2003-21 A1
2.739% 5/25/33 ⧫●	4,625	4,661
Series 2003-46 1A1 2.572%
1/19/34 @⧫●	4,797	4,772
Fannie Mae Connecticut Avenue
Securities
Series 2015-C03 1M1
1.694% 7/25/25 ●	5,727,599	5,742,204
Series 2015-C03 2M1
1.694% 7/25/25 ●	5,380,345	5,394,624
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2014-DN4 M2
2.594% 10/25/24 ●	525,000	529,001
Series 2015-DNA1 M2
2.044% 10/25/27 ●	250,000	248,786
Series 2015-HQ2 M2
2.144% 5/25/25 ●	500,000	490,412
GSMPS Mortgage Loan Trust
Series 1998-3 A 144A
7.75% 9/19/27 #●	6,899	7,149
JPMorgan Mortgage Trust
Series 2014-IVR6 2A4 144A
2.50% 7/25/44 #●	650,000	655,255
MASTR ARM Trust
Series 2003-6 1A2 2.45% 12/25/33 ●	5,532	5,497
Sequoia Mortgage Trust
Series 2014-2 A4 144A
3.50% 7/25/44 #●	946,857	962,133
WaMu Mortgage Pass Through
Certificates
Series 2003-S10 A2
5.00% 10/25/18 ⧫	6,843	6,928
Total Non-Agency Collateralized
Mortgage Obligations
(cost $14,060,843)		14,111,502

U.S. Treasury Obligations – 3.67%
U.S. Treasury Floating Rate Note
0.089% 4/30/17 ●	11,450,000	11,442,947
U.S. Treasury Notes
1.375% 8/31/20	9,995,000	10,008,143
1.375% 9/30/20	515,000	514,987
1.625% 7/31/20 ∞	21,680,000	21,947,748
2.00% 8/15/25	3,955,000	3,934,814
2.125% 5/15/25	5,655,000	5,690,123
Total U.S. Treasury Obligations
(cost $53,204,934)		53,538,762

Preferred Stock – 0.69%
Bank of America 6.10% ●	1,115,000	1,088,519
Morgan Stanley 5.55% ●	2,500,000	2,465,625
PNC Preferred Funding Trust II 144A
1.56% #●	6,900,000	6,391,125
USB Realty 144A 1.436% #●	200,000	182,000
Total Preferred Stock
(cost $10,425,734)		10,127,269

Short-Term Investments – 1.52%
Discount Notes – 1.52% ≠
Federal Home Loan Bank
0.07% 10/5/15	12,062,538	12,062,514
0.103% 10/23/15	882,222	882,212
0.105% 11/3/15	296,764	296,749
0.14% 10/28/15	861,300	861,287
0.17% 1/21/16	3,364,557	3,363,302
0.185% 1/19/16	1,600,421	1,599,833
0.195% 12/2/15	2,266,740	2,266,350
0.295% 3/2/16	843,865	843,165
		22,175,412
Total Short-Term Investments
(cost $22,173,622)		22,175,412

Total Value of Securities – 99.73%
(cost $1,457,685,061)		1,454,908,441
Receivables and Other Assets Net of Liabilities – 0.27%		3,886,165
Net Assets Applicable to 149,239,133 Shares Outstanding – 100.00%		$1,458,794,606
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2015, the aggregate value of Rule 144A securities was $320,410,943, which represents 21.96% of the Series’ net assets.

@	Illiquid security. At Sept. 30, 2015, the aggregate value of illiquid securities was $1,814,072, which represents 0.12% of the Series’ net assets.

NQ-VIP- 862 [9/15] 11/15 (15500)	Limited-Term Diversified Income Series-9

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

⧫	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of Sept. 30, 2015. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for futures contracts.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Sept. 30, 2015.

The following futures contracts were outstanding at Sept. 30, 2015:

Futures Contracts

				Unrealized
	Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)	Cost (Proceeds)	Value	Date	(Depreciation)
542 U.S. Treasury 10 yr Notes	$69,631,594	$69,774,031	12/22/15	$142,437

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional value presented above represents the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
DB – Deutsche Bank
GNMA – Government National Mortgage Association
GS – Goldman Sachs
GSMPS – Goldman Sachs Reperforming Mortgage Securities
JPMBB – JPMorgan Barclays Bank
LB – Lehman Brothers
MASTR – Mortgage Asset Securitization Transactions, Inc.
NCUA – National Credit Union Administration
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
UBS – Union Bank of Switzerland
yr – Year

NQ-VIP- 862 [9/15] 11/15 (15500)	Limited-Term Diversified Income Series-10

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Notes
September 30, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust–Delaware VIP Limited-Term Diversified Income Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Example: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Example: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Example: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2015:

Securities	Level 1	Level 2	Total
Agency, asset-backed & mortgage-backed securities	$—	$614,409,359	$614,409,359
Corporate debt	—	747,989,306	747,989,306
Municipal bonds	—	6,668,333	6,668,333
Preferred Stock	—	10,127,269	10,127,269
Short-term investments	—	22,175,412	22,175,412
U.S. Treasury obligations	—	53,538,762	53,538,762
Total Value of Securities	$—	$1,454,908,441	$1,454,908,441
Futures Contracts	$142,437	$—	$142,437

During the period ended Sept. 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Sept. 30, 2015, there were no Level 3 investments.

NQ-VIP- 862 [9/15] 11/15 (15500)	Limited-Term Diversified Income Series-11

(Unaudited)

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2015 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 862 [9/15] 11/15 (15500)	Limited-Term Diversified Income Series-12

Delaware VIP® Trust — Delaware VIP REIT Series
Schedule of investments
September 30, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 99.41%
Diversified REITs – 2.93%
Digital Realty Trust	14,775	$965,103
Vornado Realty Trust	138,543	12,527,058
		13,492,161
Healthcare REITs – 9.72%
Care Capital Properties	78,206	2,575,324
HCP	106,950	3,983,887
Omega Healthcare Investors	203,725	7,160,934
Ventas	278,924	15,636,479
Welltower	227,448	15,402,779
		44,759,403
Hotel REITs – 6.77%
DiamondRock Hospitality	153,050	1,691,203
Hilton Worldwide Holdings	175,475	4,025,397
Host Hotels & Resorts	893,093	14,119,800
Pebblebrook Hotel Trust	158,386	5,614,784
RLJ Lodging Trust	35,251	890,793
Strategic Hotels & Resorts †	352,240	4,857,390
		31,199,367
Industrial REITs – 4.74%
DCT Industrial Trust	190,391	6,408,561
First Industrial Realty Trust	159,850	3,348,857
Prologis	310,697	12,086,113
		21,843,531
Mall REITs – 16.34%
General Growth Properties	808,046	20,984,955
Macerich	17,925	1,376,999
Simon Property Group	258,753	47,538,101
Taubman Centers	77,600	5,360,608
		75,260,663
Manufactured Housing REIT – 1.35%
Equity LifeStyle Properties	105,878	6,201,274
		6,201,274
Multifamily REITs – 18.85%
Apartment Investment & Management	261,225	9,670,549
AvalonBay Communities	117,014	20,456,387
Equity Residential	325,025	24,415,878
Essex Property Trust	70,495	15,749,993
Post Properties	71,425	4,163,363
UDR	358,275	12,353,322
		86,809,492
Office REITs – 13.71%
Alexandria Real Estate Equities	27,375	2,317,841
Boston Properties	78,315	9,272,496
Brandywine Realty Trust	438,225	5,398,932
Douglas Emmett	167,750	4,817,780
Empire State Realty Trust	174,450	2,970,883
Equity Commonwealth †	253,600	6,908,064
Hudson Pacific Properties	230,361	6,632,093
Kilroy Realty	85,325	5,559,777
Paramount Group	217,557	3,654,958
SL Green Realty	144,288	15,606,190
		63,139,014
Office/Industrial REITs – 4.27%
Duke Realty	725,950	13,829,347
PS Business Parks	73,590	5,841,574
		19,670,921
Self-Storage REITs – 8.25%
CubeSmart	221,075	6,015,451
Extra Space Storage	111,686	8,617,692
Public Storage	110,336	23,350,408
		37,983,551
Shopping Center REITs – 10.80%
Brixmor Property Group	192,425	4,518,139
DDR	447,657	6,884,965
Equity One	280,125	6,818,243
Federal Realty Investment Trust	54,250	7,402,413
Kimco Realty	559,590	13,670,784
Regency Centers	91,989	5,717,116
Retail Properties of America	174,900	2,464,341
Urban Edge Properties	104,325	2,252,377
		49,728,378
Single Tenant REIT – 1.01%
National Retail Properties	128,300	4,653,441
		4,653,441
Specialty REIT – 0.67%
American Residential Properties	178,986	3,091,088
		3,091,088
Total Common Stock
(cost $435,148,922)		457,832,284

	Principal
	amount°
Short-Term Investments – 0.40%
Discount Notes – 0.39% ≠
Federal Home Loan Bank
0.07% 10/5/15	422,592	422,591
0.103% 10/23/15	604,440	604,432
0.105% 11/3/15	170,002	169,993
0.14% 10/28/15	1,175	1,175
0.17% 1/21/16	120,255	120,210
0.185% 1/19/16	2,378	2,377
0.195% 12/2/15	3,368	3,368
0.295% 3/2/16	1,151	1,150
Freddie Mac 0.075% 10/1/15	468,209	468,209
		1,793,505

NQ-VIP- 880 [9/15] 11/15 (15502)	REIT Series-1

Delaware VIP® REIT Series
Schedule of investments (continued)
(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements – 0.01%
Bank of America Merrill Lynch
0.07%, dated 9/30/15, to be
repurchased on 10/1/15, repurchase
price $4,937 (collateralized by U.S.
government obligations
1.875%-3.625%
8/31/22-2/15/44;
market value $5,036)	4,937	$4,937
Bank of Montreal
0.08%, dated 9/30/15, to be
repurchased on 10/1/15, repurchase
price $8,228 (collateralized by U.S.
government obligations 1.75%-3.00%
10/31/18-8/15/45;
market value $8,393)	8,228	8,228
BNP Paribas
0.07%, dated 9/30/15, to be
repurchased on 10/1/15, repurchase
price $14,835 (collateralized by U.S.
government obligations 0.00%-3.25%
10/8/15-11/15/44;
market value $15,132)	14,835	14,835
		28,000
Total Short-Term Investments
(cost $1,821,446)		1,821,505

Total Value of Securities – 99.81%
(cost $436,970,368)		459,653,789
Receivables and Other Assets Net of Liabilities – 0.19%		880,832
Net Assets Applicable to 31,092,550 Shares Outstanding – 100.00%		$460,534,621
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

REIT – Real Estate Investment Trust

NQ-VIP- 880 [9/15] 11/15 (15502)	REIT Series-2

Delaware VIP® Trust — Delaware VIP REIT Series
Notes
September 30, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust-Delaware VIP REIT Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2015:

Securities	Level 1	Level 2	Total
Common Stock	$457,832,284	$—	$457,832,284
Short-Term Investments	—	1,821,505	1,821,505
Total Value of Securities	$457,832,284	$1,821,505	$459,653,789

During the period ended Sept. 30, 2015 , there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Sept. 30, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2015 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 880 [9/15] 11/15 (15502)	REIT Series-3

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Schedule of investments
September 30, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 99.64% ✧
Basic Industry – 8.72%
Albemarle	171,200	$7,549,920
Berry Plastics Group †	536,000	16,117,520
Chemtura †	436,800	12,501,216
Clearwater Paper †	147,500	6,967,900
H B Fuller	366,000	12,422,040
Kaiser Aluminum	199,300	15,993,825
Olin	311,800	5,241,358
P H Glatfelter	299,300	5,153,946
Ryerson Holding †	337,000	1,769,250
		83,716,975
Business Services – 1.60%
Deluxe	123,500	6,883,890
Essendant	149,400	4,845,042
WESCO International †	77,200	3,587,484
		15,316,416
Capital Spending – 7.48%
Altra Industrial Motion @	310,870	7,187,314
CIRCOR International	78,200	3,137,384
EnPro Industries	109,700	4,296,949
H&E Equipment Services	463,800	7,754,736
ITT	477,500	15,962,825
MasTec †	762,400	12,068,792
Primoris Services	418,900	7,502,499
Regal Beloit	134,000	7,564,300
Thermon Group Holdings †	310,700	6,384,885
		71,859,684
Consumer Cyclical – 3.97%
Barnes Group	180,800	6,517,840
Knoll	294,593	6,475,154
Meritage Homes †	306,200	11,182,424
Standard Motor Products	182,101	6,351,683
Tenneco †	169,700	7,597,469
		38,124,570
Consumer Services – 9.05%
Asbury Automotive Group †	70,900	5,753,535
Brinker International	122,700	6,462,609
Cato Class A	139,254	4,738,814
Cheesecake Factory	216,200	11,666,152
Cinemark Holdings	201,413	6,543,908
Finish Line Class A	189,200	3,651,560
Genesco †	80,451	4,591,339
International Speedway Class A	195,900	6,213,948
Meredith	123,750	5,269,275
Stage Stores	206,925	2,036,142
Steven Madden †	203,500	7,452,170
Texas Roadhouse	242,100	9,006,120
UniFirst	69,000	7,369,890
Wolverine World Wide	281,000	6,080,840
		86,836,302
Consumer Staples – 3.26%
Core-Mark Holding Class A	116,232	7,607,384
J&J Snack Foods	64,600	7,342,436
Pinnacle Foods	189,600	7,940,448
Scotts Miracle-Gro Class A	137,800	8,380,996
		31,271,264
Energy – 4.93%
Bonanza Creek Energy †	346,100	1,408,627
Dril-Quip †	91,400	5,321,308
Helix Energy Solutions Group †	731,600	3,504,364
Jones Energy Class A †	180,200	863,158
Oasis Petroleum †	508,000	4,409,440
Patterson-UTI Energy	510,600	6,709,284
SM Energy	188,900	6,052,356
Southwest Gas	218,800	12,760,416
Stone Energy †	467,437	2,318,488
Whiting Petroleum †	263,100	4,017,537
		47,364,978
Financial Services – 26.62%
American Equity Investment Life
Holding	417,800	9,738,918
Bank of Hawaii	250,500	15,904,245
Boston Private Financial Holdings	652,500	7,634,250
Community Bank System @	363,800	13,522,446
East West Bancorp	714,236	27,440,947
First Financial Bancorp @	530,900	10,129,572
First Interstate BancSystem	211,400	5,885,376
First Midwest Bancorp	494,300	8,670,022
Great Western Bancorp	413,400	10,487,958
Hancock Holding	476,700	12,894,735
Independent Bank	206,400	9,515,040
Infinity Property & Casualty @	110,400	8,891,616
Main Street Capital	232,000	6,185,120
NBT Bancorp @	442,400	11,918,256
ProAssurance	231,200	11,344,984
Prosperity Bancshares	81,200	3,987,732
S&T Bancorp	248,642	8,110,702
Selective Insurance Group @	514,300	15,974,158
Stifel Financial †	230,600	9,708,260
Validus Holdings	220,321	9,929,867
Valley National Bancorp	1,141,500	11,232,360
Webster Financial	469,200	16,717,596
WesBanco @	310,800	9,774,660
		255,598,820
Healthcare – 7.42%
Haemonetics †	192,500	6,221,600
Owens & Minor	270,350	8,634,979
Service International	488,000	13,224,800
STERIS	215,698	14,013,899
Teleflex	72,800	9,042,488

NQ-VIP- 884 [9/15] 11/15 (15507)	Small Cap Value Series-1

Delaware VIP® Small Cap Value Series
Schedule of investments (continued)

	Number of	Value
	shares	(U.S. $)
Common Stock ✧ (continued)
Healthcare (continued)
VCA Antech †	228,999	$12,056,797
VWR †	311,720	8,008,087
		71,202,650
Real Estate – 7.35%
Alexander & Baldwin	217,571	7,469,212
Brandywine Realty Trust	810,533	9,985,767
Education Realty Trust	196,900	6,487,855
Healthcare Realty Trust	327,900	8,148,315
Highwoods Properties	269,100	10,427,625
Lexington Realty Trust	998,800	8,090,280
Ramco-Gershenson Properties Trust	403,300	6,053,533
Summit Hotel Properties	526,900	6,148,923
Washington Real Estate Investment
Trust	311,300	7,760,709
		70,572,219
Technology – 13.91%
Black Box	95,815	1,412,313
Brocade Communications Systems	898,600	9,327,468
Cirrus Logic †	234,100	7,376,491
CommScope Holding †	459,045	13,785,121
Electronics For Imaging †	275,800	11,936,624
NetScout Systems †	257,600	9,111,312
ON Semiconductor †	1,169,900	10,997,060
Premiere Global Services †	347,050	4,768,467
PTC †	295,700	9,385,518
Super Micro Computer †	292,500	7,973,550
Synopsys †	369,300	17,054,274
Tech Data †	180,100	12,336,850
Teradyne	492,200	8,864,522
Vishay Intertechnology	953,400	9,238,446
		133,568,016
Transportation – 2.76%
Kirby †	83,100	5,148,045
Matson	200,700	7,724,943
Saia †	135,750	4,201,464
Werner Enterprises	376,800	9,457,680
		26,532,132
Utilities – 2.57%
Black Hills	159,000	6,573,060
El Paso Electric	209,100	7,699,062
NorthWestern	192,600	10,367,658
		24,639,780
Total Common Stock
(cost $791,682,260)		956,603,806

	Principal
	amount°
Short-Term Investments – 0.24%
Discount Notes – 0.24% ≠
Federal Home Loan Bank
0.07% 10/5/15	1,043,206	1,043,204
0.103% 10/23/15	123,630	123,629
0.14% 10/28/15	120,698	120,696
0.17% 1/21/16	277,625	277,521
0.185% 1/19/16	244,328	244,239
0.195% 12/2/15	346,052	345,993
0.295% 3/2/16	118,255	118,157
		2,273,439
Total Short-Term Investments
(cost $2,273,216)		2,273,439

Total Value of Securities – 99.88%
(cost $793,955,476)		958,877,245
Receivables and Other Assets Net of Liabilities – 0.12%		1,140,417
Net Assets Applicable to 29,118,148 Shares Outstanding – 100.00%		$960,017,662
____________________

@	Illiquid security. At Sept. 30, 2015, the aggregate value of illiquid securities was $77,398,022, which represents 8.06% of the Series’ net assets.
✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

NQ-VIP- 884 [9/15] 11/15 (15507)	Small Cap Value Series-2

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Notes
September 30, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust – Delaware VIP Small Cap Value Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2015:

Securities	Level 1	Level 2	Total
Common Stock	$956,603,806	$—	$956,603,806
Short-Term Investments	—	2,273,439	2,273,439
Total Value of Securities	$956,603,806	$2,273,439	$958,877,245

During the period ended Sept. 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Sept. 30, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2015 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 884 [9/15] 11/15 (15507)	Small Cap Value Series-3

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Schedule of investments
September 30, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 96.50%
Consumer Discretionary – 17.83%
Discovery Communications Class A †	106,276	$2,766,364
Discovery Communications Class C †	190,540	4,628,217
eBay †	493,675	12,065,417
L Brands	138,875	12,516,804
Liberty Interactive Class A †	629,500	16,511,785
NIKE Class B	95,950	11,798,971
TripAdvisor †	110,636	6,972,281
		67,259,839
Consumer Staples – 4.74%
Walgreens Boots Alliance	215,084	17,873,480
		17,873,480
Financial Services – 26.53%
Crown Castle International	204,750	16,148,633
Equinix	70,262	19,209,631
Intercontinental Exchange	53,033	12,462,225
MasterCard Class A	199,875	18,012,735
PayPal Holdings †	412,750	12,811,760
Visa Class A	307,125	21,394,328
		100,039,312
Healthcare – 20.67%
Allergan †	65,657	17,846,229
Biogen †	40,033	11,682,030
Celgene †	195,075	21,101,263
Novo Nordisk ADR	238,025	12,910,476
Valeant Pharmaceuticals International †	80,717	14,398,298
		77,938,296
Technology – 26.73%
Baidu ADR †	65,238	8,964,354
Electronic Arts †	223,775	15,160,756
Facebook Class A †	104,469	9,391,763
Google Class A †	20,047	12,797,403
Google Class C †	16,138	9,818,682
Intuit	81,868	7,265,785
Microsoft	323,941	14,337,629
QUALCOMM	398,526	21,412,802
Yelp †	77,450	1,677,567
		100,826,741
Total Common Stock
(cost $287,244,899)		363,937,668

	Principal
	amount°
Short-Term Investments – 4.06%
Discount Notes – 1.05% ≠
Federal Home Loan Bank
0.07% 10/5/15	1,080,590	1,080,587
0.103% 10/23/15	720,104	720,095
0.105% 11/3/15	55,996	55,993
0.14% 10/28/15	62,200	62,199
0.17% 1/21/16	1,177,308	1,176,869
0.185% 1/19/16	125,911	125,865
0.195% 12/2/15	178,333	178,302
0.295% 3/2/16	60,941	60,890
Freddie Mac 0.075% 10/1/15	511,196	511,196
		3,971,996
Repurchase Agreements – 3.01%
Bank of America Merrill Lynch
0.07%, dated 9/30/15, to be
repurchased on 10/1/15, repurchase
price $2,002,813 (collateralized by
U.S. government obligations
1.875%-3.625%
8/31/22-2/15/44;
market value $2,042,866)	2,002,809	2,002,809
Bank of Montreal
0.08%, dated 9/30/15, to be
repurchased on 10/1/15, repurchase
price $3,338,023 (collateralized by
U.S. government obligations
1.75%-3.00%
10/31/18-8/15/45;
market value $3,404,776)	3,338,016	3,338,016
BNP Paribas
0.07%, dated 9/30/15, to be
repurchased on 10/1/15, repurchase
price $6,018,187 (collateralized by
U.S. government obligations
0.00%-3.25%
10/08/15-11/15/44;
market value $6,138,539)	6,018,175	6,018,175
		11,359,000
Total Short-Term Investments
(cost $15,330,683)		15,330,996

NQ-VIP- 888 [9/15] 11/15 (15508)	U.S. Growth Series-1

Delaware VIP® U.S. Growth Series
Schedule of investments (continued)
(Unaudited)

Total Value of Securities – 100.56%
(cost $302,575,582)	$379,268,664
Liabilities Net of Receivables and Other Assets – (0.56%)	(2,116,607)
Net Assets Applicable to 31,319,828 Shares Outstanding – 100.00%	$377,152,057
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

ADR – American Depositary Receipt

NQ-VIP- 888 [9/15] 11/15 (15508)	U.S. Growth Series-2

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Notes
September 30, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust – Delaware VIP U.S. Growth Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2015:

Securities	Level 1	Level 2	Total
Common Stock	$363,937,668	$—	$363,937,668
Short-Term Investments	—	15,330,996	15,330,996
Total Value of Securities	$363,937,668	$15,330,996	$379,268,664

During the period ended Sept. 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Sept. 30, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2015 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 888 [9/15] 11/15 (15508)	U.S. Growth Series-3

Delaware VIP® Trust — Delaware VIP Value Series
Schedule of investments
September 30, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 98.96%
Consumer Discretionary – 6.26%
Johnson Controls	490,800	$20,299,488
Lowe’s	294,800	20,317,616
		40,617,104
Consumer Staples – 12.06%
Archer-Daniels-Midland	463,400	19,207,930
CVS Health	204,400	19,720,512
Kraft Heinz	275,833	19,468,293
Mondelez International	476,000	19,930,120
		78,326,855
Energy – 12.39%
Chevron	219,400	17,306,272
ConocoPhillips	358,500	17,193,660
Halliburton	460,300	16,271,605
Marathon Oil	672,500	10,356,500
Occidental Petroleum	292,200	19,329,030
		80,457,067
Financials – 12.58%
Allstate	350,900	20,436,416
Bank of New York Mellon	525,800	20,585,070
BB&T	568,800	20,249,280
Marsh & McLennan	390,200	20,376,244
		81,647,010
Healthcare – 21.34%
Baxalta	344,200	10,845,742
Baxter International	344,200	11,306,970
Cardinal Health	233,500	17,937,470
Express Scripts Holding †	249,050	20,163,088
Johnson & Johnson	217,500	20,303,625
Merck	385,200	19,025,028
Pfizer	622,941	19,566,577
Quest Diagnostics	315,400	19,387,638
		138,536,138
Industrials – 9.31%
Northrop Grumman	116,900	19,399,555
Raytheon	191,800	20,956,068
Waste Management	403,000	20,073,430
		60,429,053
Information Technology – 12.41%
CA	727,716	19,866,647
Cisco Systems	789,500	20,724,375
Intel	692,700	20,877,978
Xerox	1,961,000	19,080,530
		80,549,530
Materials – 3.10%
duPont (E.I.) deNemours	417,200	20,109,040
		20,109,040
Telecommunications – 6.20%
AT&T	640,424	20,865,014
Verizon Communications	445,400	19,379,354
		40,244,368
Utilities – 3.31%
Edison International	340,400	21,469,028
		21,469,028
Total Common Stock
(cost $451,663,429)		642,385,193

	Principal
	amount°
Short-Term Investments – 1.02%
Discount Notes – 0.51% ≠
Federal Home Loan Bank
0.07% 10/5/15	785,317	785,315
0.103% 10/23/15	665,127	665,119
0.105% 11/3/15	435,142	435,121
0.14% 10/28/15	87,869	87,868
0.17% 1/21/16	292,669	292,560
0.185% 1/19/16	177,873	177,808
0.195% 12/2/15	251,928	251,885
0.295% 3/2/16	86,090	86,019
Freddie Mac 0.075% 10/1/15	554,588	554,588
		3,336,283
Repurchase Agreements – 0.51%
Bank of America Merrill Lynch
0.07%, dated 9/30/15, to be
repurchased on 10/1/15, repurchase
price $584,852 (collateralized by U.S.
government obligations
1.875%-3.625%
8/31/22-2/15/44;
market value $596,548)	584,851	584,851
Bank of Montreal
0.08%, dated 9/30/15, to be
repurchased on 10/1/15, repurchase
price $974,753 (collateralized by U.S.
government obligations 1.75%-3.00%
10/31/18-8/15/45;
market value $994,246)	974,751	974,751

NQ-VIP- 872 [9/15] 11/15 (15504)	Value Series-1

Delaware VIP® Value Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.07%, dated 9/30/15, to be
repurchased on 10/1/15, repurchase
price $1,757,402 (collateralized by
U.S. government obligations
0.00%-3.25%
10/8/15-11/15/44;
market value $1,792,546)	1,757,398	$1,757,398
		3,317,000
Total Short-Term Investments
(cost $6,653,058)		6,653,283

Total Value of Securities – 99.98%
(cost $458,316,487)		$649,038,476
Receivables and Other Assets Net of Liabilities – 0.02%		108,101
Net Assets Applicable to 24,353,332 Shares Outstanding – 100.00%		$649,146,577
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

NQ-VIP- 872 [9/15] 11/15 (15504)	Value Series-2

Delaware VIP® Trust — Delaware VIP Value Series
Notes
September 30, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP Trust - Delaware VIP Value Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2015:

Securities	Level 1	Level 2	Total
Common Stock	$642,385,193	$—	$642,385,193
Short-Term Investments	—	6,653,283	6,653,283
Total Value of Securities	$642,385,193	$6,653,283	$649,038,476

During the period ended Sept. 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Sept. 30, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2015 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 872 [9/15] 11/15 (15504)	Value Series-3

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: